UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (512) 306-7400

Date of fiscal year end:          October 31

Date of reporting period:        January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

January 31, 2011

(Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at January 31, 2011.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (94.6%)
Consumer Discretionary — (9.8%)
Abercrombie & Fitch Co.	28,972	$1,460,479
*Amazon.com, Inc.	116,948	19,839,059
*Apollo Group, Inc. Class A	41,924	1,730,203
#*AutoNation, Inc.	20,989	602,594
*Autozone, Inc.	8,977	2,275,939
*Bed Bath & Beyond, Inc.	85,460	4,102,080
Best Buy Co., Inc.	108,909	3,702,906
*Big Lots, Inc.	24,918	792,143
*Cablevision Systems Corp.	79,169	2,679,871
*CarMax, Inc.	74,161	2,421,357
Carnival Corp.	142,043	6,350,743
CBS Corp. Class B	224,573	4,453,283
Coach, Inc.	97,752	5,287,406
Comcast Corp. Class A	920,243	20,935,528
Darden Restaurants, Inc.	45,648	2,150,477
DeVry, Inc.	20,562	1,071,486
*DIRECTV Class A	274,980	11,656,402
*Discovery Communications, Inc. Class A	93,774	3,657,186
DR Horton, Inc.	92,552	1,146,719
#Expedia, Inc.	66,706	1,678,323
Family Dollar Stores, Inc.	41,519	1,763,727
#*Ford Motor Co.	1,235,733	19,709,941
Fortune Brands, Inc.	50,324	3,103,984
#*GameStop Corp. Class A	49,924	1,051,899
Gannett Co., Inc.	78,803	1,161,556
Gap, Inc.	144,925	2,792,705
Genuine Parts Co.	51,957	2,688,775
*Goodyear Tire & Rubber Co.	80,117	951,790
#H&R Block, Inc.	101,754	1,273,960
Harley-Davidson, Inc.	77,684	3,080,171
*Harman International Industries, Inc.	22,945	993,977
Hasbro, Inc.	44,919	1,980,479
Home Depot, Inc.	540,520	19,874,920
International Game Technology.	98,352	1,688,704
*Interpublic Group of Cos., Inc. (The)	161,195	1,723,175
J.C. Penney Co., Inc.	77,984	2,500,947
Johnson Controls, Inc.	222,424	8,538,857
*Kohl’s Corp.	96,435	4,896,969
Leggett & Platt, Inc.	48,297	1,088,131
#Lennar Corp. Class A	52,460	1,015,626
Limited Brands, Inc.	87,235	2,550,751
Lowe’s Cos., Inc.	455,156	11,287,869
Macy’s, Inc.	139,672	3,233,407
#Marriott International, Inc. Class A	94,907	3,747,877
Mattel, Inc.	118,350	2,802,528
McDonald’s Corp.	348,459	25,670,975
McGraw-Hill Cos., Inc.	101,255	3,946,920
*Netflix, Inc.	14,304	3,062,200
Newell Rubbermaid, Inc.	95,747	1,843,130
News Corp. Class A	753,207	11,313,169
NIKE, Inc. Class B	126,090	10,399,903
#Nordstrom, Inc.	55,516	2,286,149
Omnicom Group, Inc.	99,356	4,459,097
*O’Reilly Automotive, Inc.	46,055	2,617,306
Polo Ralph Lauren Corp.	21,320	2,285,078
*Priceline.com, Inc.	16,192	6,938,596
#*Pulte Group, Inc.	110,938	875,301
RadioShack Corp.	37,542	568,761

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Ross Stores, Inc.	39,729	$2,590,331
Scripps Networks Interactive, Inc.	29,709	1,381,468
#*Sears Holdings Corp.	14,512	1,093,769
Snap-On, Inc.	19,181	1,086,220
Stanley Black & Decker, Inc.	54,724	3,977,340
Staples, Inc.	238,525	5,321,493
Starbucks Corp.	244,431	7,706,909
Starwood Hotels & Resorts Worldwide, Inc.	62,880	3,708,034
Target Corp.	233,541	12,805,053
Tiffany & Co.	41,689	2,423,382
Time Warner Cable, Inc.	117,328	7,958,358
Time Warner, Inc.	365,871	11,506,643
TJX Cos., Inc. (The)	130,544	6,186,480
*Urban Outfitters, Inc.	42,468	1,436,268
#V.F. Corp.	28,618	2,367,281
Viacom, Inc. Class B	199,390	8,284,654
Walt Disney Co. (The)	624,547	24,276,142
#Washington Post Co. Class B	1,810	775,314
#Whirlpool Corp.	25,072	2,143,656
Wyndham Worldwide Corp.	57,707	1,623,298
Wynn Resorts, Ltd.	24,936	2,900,805
Yum! Brands, Inc.	154,549	7,226,711

Total Consumer Discretionary		398,543,103

Consumer Staples — (9.7%)
Altria Group, Inc.	688,613	16,189,292
Archer-Daniels-Midland Co.	210,720	6,884,222
Avon Products, Inc.	141,552	4,007,337
#Brown-Forman Corp. Class B	34,230	2,271,160
#Campbell Soup Co.	63,166	2,156,487
#Clorox Co.	45,991	2,892,374
Coca-Cola Co. (The)	765,859	48,134,238
Coca-Cola Enterprises, Inc.	111,739	2,811,353
Colgate-Palmolive Co.	159,199	12,221,707
ConAgra, Inc.	145,029	3,238,498
*Constellation Brands, Inc. Class A	58,801	1,130,155
Costco Wholesale Corp.	142,592	10,243,809
CVS Caremark Corp.	448,163	15,327,175
*Dean Foods Co.	60,087	609,883
Dr. Pepper Snapple Group, Inc.	74,899	2,653,672
Estee Lauder Cos., Inc.	37,451	3,014,806
General Mills, Inc.	211,185	7,345,014
H.J. Heinz Co.	105,789	5,024,978
Hershey Co. (The)	51,015	2,381,890
#Hormel Foods Corp.	22,841	1,128,345
J.M. Smucker Co.	39,414	2,449,974
Kellogg Co.	83,796	4,214,939
Kimberly-Clark Corp.	134,499	8,706,120
Kraft Foods, Inc.	576,125	17,612,141
#Kroger Co. (The)	210,338	4,501,233
Lorillard, Inc.	49,344	3,712,643
McCormick & Co., Inc. Non-Voting	43,847	1,938,037
Mead Johnson Nutrition Co.	67,473	3,911,410
Molson Coors Brewing Co.	52,175	2,445,442
PepsiCo, Inc.	522,716	33,615,866
Philip Morris International, Inc.	598,428	34,254,019
Procter & Gamble Co. (The)	923,237	58,283,952
Reynolds American, Inc.	111,535	3,547,928
Safeway, Inc.	122,957	2,543,980
#Sara Lee Corp.	210,844	3,578,023
#SUPERVALU, Inc.	69,976	510,125

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sysco Corp.	192,974	$5,623,262
Tyson Foods, Inc. Class A	98,290	1,616,870
Walgreen Co.	305,337	12,347,828
Wal-Mart Stores, Inc.	646,154	36,229,855
#*Whole Foods Market, Inc.	48,486	2,507,211

Total Consumer Staples		393,817,253

Energy — (12.0%)
Anadarko Petroleum Corp.	163,457	12,599,266
Apache Corp.	126,047	15,044,970
Baker Hughes, Inc.	142,243	9,745,068
Cabot Oil & Gas Corp.	34,292	1,427,576
*Cameron International Corp.	80,003	4,264,160
Chesapeake Energy Corp.	215,675	6,368,883
Chevron Corp.	663,744	63,009,218
ConocoPhillips	484,583	34,628,301
Consol Energy, Inc.	74,487	3,702,004
*Denbury Resources, Inc.	131,822	2,682,578
Devon Energy Corp.	142,449	12,633,802
#Diamond Offshore Drilling, Inc.	22,926	1,644,023
El Paso Corp.	232,242	3,688,003
EOG Resources, Inc.	83,779	8,913,248
Exxon Mobil Corp.	1,663,145	134,182,539
*FMC Technologies, Inc.	39,482	3,711,308
Halliburton Co.	299,984	13,499,280
Helmerich & Payne, Inc.	34,956	2,052,966
Hess Corp.	98,953	8,323,926
Marathon Oil Corp.	234,144	10,700,381
Massey Energy Co.	33,682	2,117,251
Murphy Oil Corp.	63,446	4,206,470
*Nabors Industries, Ltd.	94,127	2,296,699
National-Oilwell, Inc.	138,405	10,228,130
*Newfield Exploration Co.	44,154	3,230,748
#Noble Corp.	84,391	3,227,956
Noble Energy, Inc.	57,749	5,260,934
Occidental Petroleum Corp.	268,009	25,911,110
Peabody Energy Corp.	88,932	5,640,067
Pioneer Natural Resources Co.	38,290	3,643,676
QEP Resources, Inc.	57,923	2,353,991
Range Resources Corp.	52,794	2,632,837
*Rowan Cos., Inc.	41,628	1,427,008
Schlumberger, Ltd.	450,003	40,045,767
*Southwestern Energy Co.	114,376	4,517,852
#Spectra Energy Corp.	213,797	5,607,895
Sunoco, Inc.	39,769	1,688,194
*Tesoro Petroleum Corp.	47,217	908,927
Valero Energy Corp.	186,748	4,735,929
Williams Cos., Inc. (The)	192,871	5,205,588

Total Energy		487,708,529

Financials — (13.9%)
ACE, Ltd.	111,937	6,894,200
Aflac, Inc.	155,432	8,949,775
Allstate Corp. (The)	177,504	5,527,475
American Express Co.	345,414	14,984,059
#*American International Group, Inc.	47,363	1,911,097
Ameriprise Financial, Inc.	81,783	5,041,922
AON Corp.	108,813	4,977,107
Assurant, Inc.	35,143	1,378,660
Bank of America Corp.	3,326,298	45,670,072
Bank of New York Mellon Corp. (The)	409,130	12,777,130

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#BB&T Corp.	228,808	$6,324,253
*Berkshire Hathaway, Inc.	570,731	46,657,259
Capital One Financial Corp.	150,704	7,257,905
*CB Richard Ellis Group, Inc.	95,847	2,126,845
#Charles Schwab Corp. (The)	327,087	5,903,920
#Chubb Corp.	100,573	5,826,194
#Cincinnati Financial Corp.	53,673	1,719,683
*Citigroup, Inc.	9,581,356	46,182,136
CME Group, Inc.	22,102	6,819,793
Comerica, Inc.	58,211	2,223,660
Discover Financial Services.	179,617	3,698,314
*E*Trade Financial Corp.	65,546	1,085,442
#Federated Investors, Inc. Class B	30,212	818,141
Fifth Third Bancorp.	302,680	4,500,852
*First Horizon National Corp.	86,040	974,833
Franklin Resources, Inc.	48,020	5,793,613
*Genworth Financial, Inc.	161,479	2,191,270
Goldman Sachs Group, Inc. (The)	168,619	27,589,441
Hartford Financial Services Group, Inc.	146,619	4,073,076
Hudson City Bancorp, Inc.	173,685	1,907,061
Huntington Bancshares, Inc.	284,690	2,061,156
*IntercontinentalExchange, Inc.	24,126	2,906,942
Invesco, Ltd.	152,396	3,770,277
#*Janus Capital Group, Inc.	60,603	782,385
JPMorgan Chase & Co.	1,289,337	57,942,805
KeyCorp.	290,399	2,584,551
Legg Mason, Inc.	50,462	1,671,806
Leucadia National Corp.	65,003	2,113,898
Lincoln National Corp.	104,474	3,013,030
Loews Corp.	104,330	4,178,416
M&T Bank Corp.	39,372	3,404,497
Marsh & McLennan Cos., Inc.	179,242	4,997,267
Marshall & Ilsley Corp.	174,139	1,217,232
MetLife, Inc.	298,914	13,681,294
#Moody’s Corp.	67,204	1,973,781
Morgan Stanley	498,980	14,670,012
*NASDAQ OMX Group, Inc. (The)	49,073	1,201,307
Northern Trust Corp.	79,880	4,152,162
NYSE Euronext, Inc.	86,083	2,738,300
People’s United Financial, Inc.	121,687	1,570,979
#Plum Creek Timber Co., Inc.	53,302	2,231,755
PNC Financial Services Group, Inc.	173,419	10,405,140
Principal Financial Group, Inc.	105,658	3,462,413
Progressive Corp.	218,837	4,335,161
Prudential Financial, Inc.	160,078	9,846,398
Regions Financial Corp.	414,284	2,941,416
*SLM Corp.	160,158	2,307,877
State Street Corp.	165,578	7,735,804
SunTrust Banks, Inc.	164,897	5,017,816
T. Rowe Price Group, Inc.	84,577	5,575,316
Torchmark Corp.	26,402	1,644,845
Travelers Cos., Inc. (The)	151,402	8,517,877
U.S. Bancorp.	632,701	17,082,927
Unum Group	104,601	2,608,749
Wells Fargo & Co.	1,731,155	56,124,045
Xl Group P.L.C.	106,606	2,443,410
Zions Bancorporation.	58,694	1,384,005

Total Financials		566,082,239

Health Care — (10.0%)
Abbott Laboratories	509,845	23,024,600

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Aetna, Inc.	131,961	$4,346,795
Allergan, Inc.	101,423	7,161,478
AmerisourceBergen Corp.	91,145	3,268,460
*Amgen, Inc.	311,621	17,164,085
Bard (C.R.), Inc.	30,640	2,890,884
Baxter International, Inc.	192,196	9,319,584
Becton Dickinson & Co.	75,846	6,291,426
*Biogen Idec, Inc.	78,597	5,145,746
*Boston Scientific Corp.	501,355	3,499,458
#Bristol-Myers Squibb Co.	564,552	14,215,419
Cardinal Health, Inc.	115,094	4,777,552
*CareFusion Corp.	73,531	1,891,953
*Celgene Corp.	155,227	7,998,847
#*Cephalon, Inc.	24,812	1,465,893
#*Cerner Corp.	23,500	2,322,975
*Cigna Corp.	89,355	3,754,697
*Coventry Health Care, Inc.	48,975	1,467,781
*DaVita, Inc.	32,058	2,367,483
#DENTSPLY International, Inc.	46,867	1,662,841
Eli Lilly & Co.	334,692	11,637,241
*Express Scripts, Inc.	173,831	9,791,900
*Forest Laboratories, Inc	94,203	3,038,989
*Genzyme Corp.	85,421	6,265,630
*Gilead Sciences, Inc.	267,771	10,277,051
*Hospira, Inc.	55,105	3,043,449
*Humana, Inc.	55,515	3,218,205
#*Intuitive Surgical, Inc.	12,959	4,184,591
Johnson & Johnson.	905,777	54,138,291
*King Pharmaceuticals, Inc.	85,308	1,214,786
*Laboratory Corp. of America Holdings	33,542	3,015,761
*Life Technologies Corp.	61,586	3,343,504
McKesson Corp.	83,465	6,274,064
*Medco Health Solutions, Inc.	139,976	8,541,336
Medtronic, Inc.	356,170	13,648,434
Merck & Co., Inc.	1,016,144	33,705,496
*Mylan, Inc.	143,544	3,324,479
#Patterson Cos., Inc.	31,896	1,054,482
PerkinElmer, Inc.	38,933	995,906
Pfizer, Inc.	2,641,856	48,134,616
Quest Diagnostics, Inc.	46,648	2,656,604
*St. Jude Medical, Inc.	113,073	4,579,456
#Stryker Corp.	112,641	6,483,616
*Tenet Healthcare Corp.	160,139	1,064,924
*Thermo Fisher Scientific, Inc.	131,097	7,507,925
UnitedHealth Group, Inc.	362,784	14,892,283
#*Varian Medical Systems, Inc.	39,244	2,651,717
*Waters Corp.	30,122	2,301,020
*Watson Pharmaceuticals, Inc.	41,329	2,253,257
*WellPoint, Inc.	129,821	8,064,481
*Zimmer Holdings, Inc.	65,120	3,852,499

Total Health Care		409,193,950

Industrials — (10.5%)
3M Co.	235,776	20,729,426
Avery Dennison Corp.	35,609	1,498,783
Boeing Co. (The)	241,951	16,810,755
C.H. Robinson Worldwide, Inc.	54,754	4,220,986
Caterpillar, Inc.	209,338	20,307,879
Cintas Corp.	41,692	1,169,878
CSX Corp.	123,413	8,712,958
Cummins, Inc.	65,242	6,907,823

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Danaher Corp.	176,864	$8,146,356
Deere & Co.	139,798	12,707,638
Dover Corp.	61,607	3,949,009
Dun & Bradstreet Corp. (The)	16,429	1,395,644
Eaton Corp.	55,509	5,992,752
Emerson Electric Co.	248,243	14,616,548
Equifax, Inc.	40,700	1,453,804
#Expeditors International of Washington, Inc.	70,039	3,548,876
#Fastenal Co.	48,625	2,823,168
FedEx Corp.	103,776	9,373,048
Flowserve Corp.	18,414	2,301,566
Fluor Corp.	58,969	4,080,065
General Dynamics Corp.	124,588	9,393,935
General Electric Co.	3,514,155	70,775,082
Goodrich Corp.	41,350	3,747,137
Honeywell International, Inc.	257,318	14,412,381
Illinois Tool Works, Inc.	163,569	8,749,306
#Ingersoll-Rand P.L.C	106,865	5,044,028
Iron Mountain, Inc.	66,006	1,609,886
ITT Industries, Inc.	60,555	3,567,901
*Jacobs Engineering Group, Inc.	41,590	2,136,478
L-3 Communications Holdings, Inc.	37,330	2,921,072
#Lockheed Martin Corp.	97,398	7,752,881
#Masco Corp.	118,241	1,574,970
#*Monster Worldwide, Inc.	42,888	714,085
Norfolk Southern Corp.	119,847	7,333,438
Northrop Grumman Corp.	96,304	6,673,867
#PACCAR, Inc.	120,286	6,794,956
Pall Corp.	37,989	2,104,970
Parker Hannifin Corp.	53,211	4,757,596
#Pitney Bowes, Inc.	67,069	1,628,435
#Precision Castparts Corp.	47,038	6,725,964
*Quanta Services, Inc.	71,079	1,686,705
R. R. Donnelley & Sons Co.	68,042	1,205,704
Raytheon Co.	120,233	6,010,448
Republic Services, Inc.	101,386	3,126,744
#Robert Half International, Inc.	48,535	1,522,058
Rockwell Automation, Inc.	46,768	3,788,676
Rockwell Collins, Inc.	51,731	3,318,026
#Roper Industries, Inc.	31,223	2,425,715
Ryder System, Inc.	17,063	820,389
Southwest Airlines Co.	246,409	2,919,947
#*Stericycle, Inc.	28,209	2,214,124
#Textron, Inc.	90,668	2,383,662
Tyco International, Ltd.	161,429	7,236,862
Union Pacific Corp.	162,651	15,391,664
United Parcel Service, Inc.	326,173	23,360,510
United Technologies Corp.	304,560	24,760,728
#W.W. Grainger, Inc.	19,132	2,515,284
Waste Management, Inc.	156,929	5,942,901

Total Industrials		429,795,477

Information Technology — (18.0%)
*Adobe Systems, Inc.	167,785	5,545,294
*Advanced Micro Devices, Inc.	188,882	1,478,946
*Agilent Technologies, Inc.	114,240	4,778,659
*Akamai Technologies, Inc.	60,139	2,905,916
Altera Corp.	103,089	3,873,054
Amphenol Corp.	57,590	3,187,031
Analog Devices, Inc.	98,502	3,824,833
*Apple, Inc.	302,548	102,660,587

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Applied Materials, Inc.	440,665	$6,914,034
*Autodesk, Inc.	74,999	3,050,959
Automatic Data Processing, Inc.	162,671	7,791,941
*BMC Software, Inc.	58,600	2,795,220
Broadcom Corp.	150,205	6,772,743
CA, Inc.	126,557	3,012,057
*Cisco Sytems, Inc.	1,828,125	38,664,844
*Citrix Systems, Inc.	61,931	3,912,801
*Cognizant Technology Solutions Corp.	100,095	7,301,930
Computer Sciences Corp.	50,952	2,715,232
*Compuware Corp.	72,239	774,402
Corning, Inc.	515,472	11,448,633
*Dell, Inc.	553,888	7,289,166
*eBay, Inc.	378,402	11,488,285
*Electronic Arts, Inc.	109,445	1,706,248
*EMC Corp.	679,565	16,914,373
*F5 Networks, Inc.	26,665	2,889,953
Fidelity National Information Services, Inc.	87,351	2,658,091
#*First Solar, Inc.	17,810	2,753,070
*Fiserv, Inc.	49,050	3,029,818
#*FLIR Systems, Inc.	52,307	1,623,609
*Google, Inc.	82,265	49,388,615
#Harris Corp.	42,309	1,969,061
Hewlett-Packard Co.	747,953	34,173,973
Intel Corp.	1,839,747	39,480,971
International Business Machines Corp.	409,758	66,380,796
*Intuit, Inc.	92,201	4,326,993
Jabil Circuit, Inc.	64,657	1,306,718
*JDS Uniphase Corp.	73,437	1,246,226
*Juniper Networks, Inc.	172,563	6,405,539
#KLA-Tencor Corp.	55,100	2,428,808
*Lexmark International, Inc.	25,911	902,739
#Linear Technology Corp.	74,343	2,586,393
*LSI Corp.	203,349	1,258,730
MasterCard, Inc. Class A	31,943	7,554,839
*McAfee, Inc.	50,840	2,435,236
*MEMC Electronic Materials, Inc.	75,010	831,861
#Microchip Technology, Inc.	61,618	2,247,208
*Micron Technology, Inc.	282,582	2,978,414
Microsoft Corp.	2,483,180	68,846,166
#Molex, Inc.	45,566	1,191,551
*Motorola Mobility Holdings, Inc.	96,859	2,699,460
*Motorola Solutions, Inc.	110,696	4,291,684
National Semiconductor Corp.	79,013	1,197,837
*NetApp, Inc.	119,205	6,524,090
*Novell, Inc.	115,957	698,061
*Novellus Systems, Inc.	29,745	1,072,902
*Nvidia Corp.	191,627	4,583,718
Oracle Corp.	1,276,703	40,892,797
Paychex, Inc.	106,165	3,397,280
QUALCOMM, Inc.	533,558	28,881,495
*Red Hat, Inc.	62,857	2,597,251
*SAIC, Inc.	96,846	1,604,738
#*Salesforce.com, Inc.	39,004	5,036,977
*Sandisk Corp.	77,343	3,509,052
*Symantec Corp.	256,025	4,508,600
Tellabs, Inc.	121,681	644,909
*Teradata Corp.	55,245	2,374,983
#*Teradyne, Inc.	59,829	997,948
Texas Instruments, Inc.	387,263	13,132,088
Total System Services, Inc.	53,837	937,302

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
VeriSign, Inc.	56,725	$1,908,796
Visa, Inc.	160,722	11,226,432
*Western Digital Corp.	75,793	2,578,478
Western Union Co. (The)	216,319	4,386,949
Xerox Corp.	457,528	4,858,947
#Xilinx, Inc.	85,462	2,751,876
*Yahoo!, Inc.	429,924	6,930,375

Total Information Technology		735,927,591

Materials — (3.5%)
Air Products & Chemicals, Inc.	70,672	6,166,132
Airgas, Inc.	24,679	1,546,633
#AK Steel Holding Corp.	36,278	576,820
Alcoa, Inc.	336,894	5,582,334
#Allegheny Technologies, Inc.	32,517	2,119,783
Ball Corp.	29,130	2,072,017
Bemis Co., Inc.	35,683	1,161,482
CF Industries Holdings, Inc.	23,459	3,167,903
Cliffs Natural Resources, Inc.	44,677	3,818,096
Dow Chemical Co. (The)	382,830	13,582,808
E.I. du Pont de Nemours & Co.	301,092	15,259,343
#Eastman Chemical Co.	23,789	2,209,047
Ecolab, Inc.	76,563	3,804,415
FMC Corp.	23,923	1,819,583
Freeport-McMoRan Copper & Gold, Inc. Class B	155,306	16,889,528
International Flavors & Fragrances, Inc.	26,369	1,504,351
International Paper Co.	144,282	4,166,864
MeadWestavco Corp.	55,493	1,588,765
Monsanto Co.	176,913	12,981,876
Newmont Mining Corp.	162,623	8,955,649
#Nucor Corp.	104,134	4,780,792
*Owens-Illinois, Inc.	53,970	1,591,575
PPG Industries, Inc.	53,766	4,531,398
Praxair, Inc.	101,050	9,401,692
Sealed Air Corp.	52,665	1,405,629
Sherwin-Williams Co.	29,547	2,503,517
#Sigma-Aldrich Corp.	40,007	2,546,446
*Titanium Metals Corp.	29,712	560,071
#United States Steel Corp.	47,367	2,731,655
#Vulcan Materials Co.	42,345	1,802,203
Weyerhaeuser Co.	176,765	4,097,413

Total Materials		144,925,820

Real Estate Investment Trusts — (1.3%)
#Apartment Investment & Management Co. Class A	38,599	986,590
#AvalonBay Communities, Inc.	28,128	3,260,879
Boston Properties, Inc.	46,209	4,360,743
Equity Residential	93,816	5,083,889
HCP, Inc.	120,164	4,456,883
Health Care REIT, Inc.	47,866	2,349,263
Host Marriott Corp.	219,640	4,065,536
Kimco Realty Corp.	133,891	2,422,088
ProLogis	187,678	2,800,156
Public Storage REIT	46,065	5,020,164
#Simon Property Group, Inc.	96,605	9,800,577
#Ventas, Inc.	51,813	2,873,549
Vornado Realty Trust	53,621	4,723,474

Total Real Estate Investment Trusts		52,203,791

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (2.8%)
*American Tower Corp.	131,625	$6,694,447
AT&T, Inc.	1,949,249	53,643,332
#CenturyLink, Inc.	100,017	4,324,735
Frontier Communications Corp.	327,801	3,005,935
*MetroPCS Communications, Inc.	86,501	1,118,458
Qwest Communications International, Inc.	574,787	4,098,231
*Sprint Nextel Corp.	985,195	4,453,081
Verizon Communications, Inc.	932,337	33,209,844
Windstream Corp.	159,534	2,043,631

Total Telecommunication Services		112,591,694

Utilities — (3.1%)
*AES Corp.	218,343	2,707,453
Allegheny Energy, Inc.	56,049	1,444,943
Ameren Corp.	79,101	2,244,095
American Electric Power Co., Inc.	158,405	5,651,890
CenterPoint Energy, Inc.	139,574	2,254,120
#CMS Energy Corp.	80,666	1,572,987
Consolidated Edison, Inc.	95,824	4,782,576
Constellation Energy Group, Inc.	65,900	2,125,275
Dominion Resources, Inc.	191,463	8,336,299
DTE Energy Co.	55,778	2,580,290
#Duke Energy Corp.	436,866	7,811,164
Edison International, Inc.	107,459	3,898,613
Entergy Corp.	59,669	4,306,312
EQT Corp.	49,190	2,370,466
Exelon Corp.	218,148	9,273,471
#FirstEnergy Corp.	100,540	3,933,125
Integrys Energy Group, Inc.	25,587	1,217,685
NextEra Energy, Inc.	137,153	7,332,199
Nicor, Inc.	15,017	757,908
NiSource, Inc.	91,791	1,709,148
Northeast Utilities, Inc.	58,153	1,914,397
*NRG Energy, Inc.	81,530	1,691,748
Oneok, Inc.	35,123	2,068,393
Pepco Holdings, Inc.	74,045	1,375,016
PG&E Corp.	129,311	5,984,513
Pinnacle West Capital Corp.	35,854	1,459,616
PPL Corp.	159,400	4,110,926
Progress Energy, Inc.	96,617	4,340,036
Public Service Enterprise Group, Inc.	166,868	5,411,529
#SCANA Corp.	37,344	1,578,531
Sempra Energy	79,175	4,122,642
Southern Co.	276,612	10,406,143
TECO Energy, Inc.	70,826	1,303,907
Wisconsin Energy Corp.	38,554	2,324,421
Xcel Energy, Inc.	151,755	3,576,865

Total Utilities		127,978,702

TOTAL COMMON STOCKS		3,858,768,149

TEMPORARY CASH INVESTMENTS — (1.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	59,713,625	59,713,625

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (3.9%)
§@DFA Short Term Investment Fund	160,052,859	$160,052,859

TOTAL INVESTMENTS — (100.0%) (Cost $2,838,484,204)##		$4,078,534,633

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$395,925,797	—	—	$395,925,797
Consumer Staples	393,817,253	—	—	393,817,253
Energy	487,708,529	—	—	487,708,529
Financials	566,082,239	—	—	566,082,239
Health Care	409,193,950	—	—	409,193,950
Industrials	429,795,477	—	—	429,795,477
Information Technology	728,936,447	—	—	728,936,447
Materials	144,925,820	—	—	144,925,820
Real Estate Investment Trusts	52,203,791	—	—	52,203,791
Telecommunication Services	112,591,694	—	—	112,591,694
Utilities	127,978,702	—	—	127,978,702
Temporary Cash Investments	59,713,625	—	—	59,713,625
Securities Lending Collateral	—	$160,052,859	—	160,052,859
Futures Contracts**	924,368	—	—	924,368

TOTAL	$3,919,406,142	$160,052,859	—	$4,079,459,001

**	Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

January 31, 2011

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$128,570,903

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $93,346,950)##	$128,570,903

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$128,570,903	—	—	$128,570,903

U.S. LARGE CAP VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$1,895,647,862

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,362,069,073)##	$1,895,647,862

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,895,647,862	—	—	$1,895,647,862

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$74,171,140

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $51,965,180)##	$74,171,140

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$74,171,140	—	—	$74,171,140

DFA INTERNATIONAL VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$5,675,378,125

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,164,866,862)##	$5,675,378,125

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$5,675,378,125	—	—	$5,675,378,125

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$145,653,447

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $103,629,608)##	$145,653,447

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$145,653,447	—	—	$145,653,447

DFA INTERNATIONAL VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$1,258,917,425

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $907,843,997)##	$1,258,917,425

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,258,917,425	—	—	$1,258,917,425

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO IV

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$373,473,492

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $258,526,547)##	$373,473,492

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$373,473,492	—	—	$373,473,492

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$871,376,858

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $708,404,786)##	$871,376,858

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$871,376,858	—	—	$871,376,858

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

EMERGING MARKETS PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$157,274,219

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $62,969,461)##	$157,274,219

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$157,274,219	—	—	$157,274,219

See accompanying Notes to Schedules of Investments.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (67.3%)
Federal Farm Credit Bank
2.125%, 06/18/12	$1,200	$1,226,678
Federal Home Loan Bank
2.250%, 04/13/12	5,900	6,029,534
1.125%, 05/18/12	2,800	2,824,618
1.375%, 06/08/12	2,800	2,834,401
1.875%, 06/20/12	400	407,736
0.875%, 08/22/12	6,800	6,836,761
1.750%, 08/22/12	6,100	6,215,699
4.625%, 10/10/12	1,200	1,283,194
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	800	815,598
1.125%, 04/25/12	4,500	4,538,740
1.125%, 07/27/12	600	605,683
5.500%, 08/20/12	1,650	1,776,783
0.375%, 11/30/12	300	298,757
4.125%, 12/21/12	2,000	2,130,294
1.375%, 01/09/13	1,000	1,014,265
Federal National Mortgage Association
1.000%, 04/04/12	5,200	5,236,171
1.875%, 04/20/12	2,200	2,238,892
4.875%, 05/18/12	1,000	1,057,239
1.125%, 07/30/12	6,000	6,055,116
4.375%, 09/15/12	2,800	2,973,085

TOTAL AGENCY OBLIGATIONS		56,399,244

BONDS — (32.5%)
BNP Paribas
2.125%, 12/21/12	2,100	2,133,508
Citigroup Funding, Inc.
1.875%, 11/15/12	400	408,639
Eksportfinans ASA
5.000%, 02/14/12	2,200	2,300,540
Export Development Canada
2.375%, 03/19/12	2,000	2,042,800
General Electric Capital Corp.
3.500%, 08/13/12	2,000	2,069,840
	(000)
Goldman Sachs Group, Inc. (The)
3.250%, 06/15/12	1,900	1,971,596
International Bank for Reconstruction & Development
0.800%, 07/13/12	2,000	2,008,846
Japan Finance Corp.
1.500%, 07/06/12	700	705,680
2.125%, 11/05/12	1,600	1,629,416

	Face Amount	Value†
	(000)
JPMorgan Chase & Co.
2.125%, 06/22/12	$2,200	$2,248,233
Kreditanstalt fuer Wiederaufbau
1.250%, 06/15/12	1,800	1,816,391
Morgan Stanley
1.950%, 06/20/12	1,400	1,426,537
Ontario, Province of Canada
4.950%, 06/01/12	1,000	1,056,885
1.875%, 11/19/12	1,000	1,019,470
Toyota Motor Credit Corp.
1.900%, 12/05/12	500	509,056
Wells Fargo & Co.
5.250%, 10/23/12	1,150	1,230,208
4.375%, 01/31/13	500	529,414
Westpac Banking Corp.
2.250%, 11/19/12	2,100	2,140,142

TOTAL BONDS		27,247,201

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds
Tempcash Portfolio - Institutional Shares	192,670	192,670

TOTAL INVESTMENTS — (100.0%)
(Cost $83,489,162)##		$83,839,115

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$56,399,244	—	$56,399,244
Bonds	—	27,247,201	—	27,247,201
Temporary Cash Investments	$192,670	—	—	192,670

TOTAL	$192,670	$83,646,445	—	$83,839,115

See accompanying Notes to Schedules of Investments.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.3%)
Federal Farm Credit Bank
0.400%, 11/02/12	$6,300	$6,277,351
Federal Home Loan Bank
1.875%, 06/20/12	15,600	15,901,720
4.625%, 08/15/12	1,340	1,424,183
0.875%, 08/22/12	13,800	13,874,603
1.750%, 08/22/12	13,600	13,857,951
2.000%, 09/14/12	20,800	21,287,635
1.625%, 09/26/12	11,600	11,804,276
4.625%, 10/10/12	17,250	18,445,908
4.500%, 11/15/12	17,100	18,262,082
1.746%, 11/30/12	1,700	1,735,321
1.750%, 12/14/12	32,400	33,052,795
1.500%, 01/16/13	26,900	27,297,313

TOTAL AGENCY OBLIGATIONS		183,221,138

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $1,205,000 FNMA 2.24%, 07/06/15, valued at $1,236,631) to be repurchased at $1,215,006	1,215	1,215,000

TOTAL INVESTMENTS — (100.0%)
(Cost $184,262,956)##		$184,436,138

Summary of inputs used to value the Portfolio’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$183,221,138	—	$183,221,138
Temporary Cash Investments	—	1,215,000	—	1,215,000

TOTAL	—	$184,436,138	—	$184,436,138

See accompanying Notes to Schedules of Investments.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	71,597,188	$800,456,562
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	48,613,057	561,480,808
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	23,827,441	267,343,888
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,440,588	159,675,018
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	798,494	17,822,386

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,471,772,607)		1,806,778,662

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Instituional Shares	687	687

TOTAL INVESTMENTS - (100.0%) (Cost $1,471,773,294)##		$1,806,779,349

Summary of inputs used to value the Global Fund’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,806,778,662	—	—	$1,806,778,662
Temporary Cash Investments	687	—	—	687

TOTAL	$1,806,779,349	—	—	$1,806,779,349

See accompanying Notes to Schedules of Investments.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	24,393,495	$272,719,274
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	16,728,710	193,216,601
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	15,051,682	155,784,909
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	9,664,320	103,891,440
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	8,149,331	91,435,494
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,516,084	53,995,163
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	4,580,601	52,035,627
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	4,757,260	51,901,707
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,243,625	51,807,015
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	270,411	6,035,574

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $930,974,782)		1,032,822,804

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Instituional Shares	658,070	658,070

TOTAL INVESTMENTS - (100.0%) (Cost $931,632,852)##		$1,033,480,874

SCHEDULE OF INVESTMENTS

CONTINUED

Summary of inputs used to value the Global Fund’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies.	$1,032,822,804	—	—	$1,032,822,804
Temporary Cash Investments	658,070	—	—	658,070

TOTAL	$1,033,480,874	—	—	$1,033,480,874

See accompanying Notes to Schedules of Investments.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	7,338,880	$74,563,021
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	6,929,671	74,493,963
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,270,338	37,151,040
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,536,651	28,359,758
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,777,675	20,532,146
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	826,574	9,274,160
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	232,210	4,983,227
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	30,407	678,684

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $228,501,316)		250,035,999

TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Instituional Shares	69,966	69,966

TOTAL INVESTMENTS - (100.0%) (Cost $228,571,282)##		$250,105,965

Summary of inputs used to value the Global Fund’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$250,035,999	—	—	$250,035,999
Temporary Cash Investments	69,966	—	—	69,966

TOTAL	$250,105,965	—	—	$250,105,965

See accompanying Notes to Schedules of Investments.

Organization

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2011, the Fund consisted of fifteen portfolios, of which three are stand-alone funds (the “Portfolios”). Nine are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.

Security Valuation

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Master Fund. Their investment reflects a proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

The shares of the Master Funds held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a ‘‘Global Fund” and collectively, the “Global Funds”) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships. At January 31, 2011, the Global Funds held no investments in partnerships. These securities are generally classified as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios’ investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolios did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements:     The LWAS/DFA Two-Year Fixed Income Portfolio, LWAS/DFA Two-Year Government Portfolio and the Global Funds may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2. Futures Contracts:     The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands)

	Description		Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
U.S. Large Company Portfolio	S&P 500 Index	®	03/18/2011	203	$65,082	$923

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$3,173,730,083
U.S. Large Cap Value Portfolio II	93,347,289
U.S. Large Cap Value Portfolio III	1,362,074,072
LWAS/DFA U.S. High Book to Market Portfolio	51,965,376
DFA International Value Portfolio	4,165,019,953
DFA International Value Portfolio II	103,633,538
DFA International Value Portfolio III	907,877,953
DFA International Value Portfolio IV	258,536,621
Tax-Managed U.S. Marketwide Value Portfolio II	708,621,127
Emerging Markets Portfolio II	62,969,461
LWAS/DFA Two-Year Fixed Income Portfolio	83,489,162
LWAS/DFA Two-Year Government Portfolio	184,262,956
Global Equity Portfolio	1,571,145,810
Global 60/40 Portfolio	938,805,567
Global 25/75 Portfolio	231,786,728

Other

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that the following subsequent event requires recognition or disclosure in the Schedules of Investments.

A class action complaint (the “Complaint”) has been filed in the bankruptcy case of the Tribune Company (the “Tribune”) in the United States Bankruptcy Court for the District of Delaware. The Complaint is against The U.S. Large Cap Value Series and all other Tribune shareholders as a group, which includes hundreds of mutual funds, institutional investors and others who sold shares of Tribune in 2007 when the Tribune became private in a leveraged buyout transaction (the “LBO Transaction”). The U.S. Large Cap Value Series, and all shareholders who participated in the LBO Transaction, received cash in the amount of $34 per share. The Complaint alleges that this transfer violated the rights of creditors and that the cash paid to shareholders in connection with the LBO Transaction should be paid back to the Tribune’s bankruptcy estate and used to pay creditors.

Litigation counsel to The U.S. Large Cap Value Series does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the lawsuit or quantify the potential ultimate exposure to The U.S. Large Cap Value Series. However, even if the plaintiff in the lawsuit were to obtain the recovery it seeks, the amount would be less than 1% of The U.S. Large Cap Value Series’ net asset value at this time. The U.S. Large Cap Value Series’ litigation counsel does not believe at this time that recovery of the full amount the plaintiff seeks is a likely outcome.

Since The U.S. Large Cap Value Series cannot predict with reasonable specificity what the actual outcome of the lawsuit may be or what the size of The U.S. Large Cap Value Series might be at the time the outcome of the lawsuit may be determined, no deduction from the net asset value of The U.S. Large Cap Value Series will be made at this time. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no deduction relating to the lawsuit. The attorneys’ fees and costs relating to the lawsuit will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (92.5%)
Consumer Discretionary — (15.3%)
#*AutoNation, Inc.	36,277	$1,041,513
Carnival Corp.	2,260,335	101,059,578
CBS Corp.	6,824	134,979
CBS Corp. Class B	3,870,469	76,751,400
*Clear Channel Outdoor Holdings, Inc.	168,216	2,336,520
#Comcast Corp. Class A	11,535,742	262,438,131
Comcast Corp. Special Class A	3,843,964	82,414,588
Dillard’s, Inc.	3,865	153,518
#DR Horton, Inc.	1,142,654	14,157,483
Foot Locker, Inc.	613,946	10,965,076
Fortune Brands, Inc.	720,175	44,420,394
#*GameStop Corp. Class A	462,200	9,738,554
*Hyatt Hotels Corp. Class A	1,741	84,595
#J.C. Penney Co., Inc.	991,929	31,811,163
#Lennar Corp. Class A	740,452	14,335,151
Lennar Corp. Class B Voting	3,891	61,750
*Liberty Media Corp. Interactive Class A	3,585,265	56,790,598
*Liberty Media-Starz Corp. Series A	295,430	19,696,318
#*MGM Resorts International	2,005,968	29,748,505
#*Mohawk Industries, Inc.	392,417	21,798,764
#News Corp. Class A	8,834,105	132,688,257
#News Corp. Class B	3,247,295	53,840,151
*Penn National Gaming, Inc.	127,661	4,561,328
*Phillips-Van Heusen Corp.	28,027	1,635,936
#*Pulte Group, Inc.	1,235,184	9,745,602
#*Royal Caribbean Cruises, Ltd.	980,080	44,005,592
#*Sears Holdings Corp.	595,638	44,893,236
Service Corp. International	74,205	643,357
*Signet Jewelers, Ltd. ADR	55,332	2,350,503
Stanley Black & Decker, Inc.	183,165	13,312,432
Time Warner Cable, Inc.	2,004,056	135,935,119
Time Warner, Inc.	6,251,359	196,605,241
#*Toll Brothers, Inc.	904,000	18,296,960
#Walt Disney Co. (The)	2,346,944	91,225,713
#Washington Post Co. Class B	35,803	15,336,215
Wendy’s/Arby’s Group, Inc.	576,644	2,785,191
#Wyndham Worldwide Corp.	826,272	23,243,031

Total Consumer Discretionary		1,571,042,442

Consumer Staples — (7.0%)
Archer-Daniels-Midland Co.	2,778,297	90,766,963
#Bunge, Ltd.	372,033	25,324,286
*Constellation Brands, Inc. Class A	896,502	17,230,768
#Corn Products International, Inc.	375,886	17,339,621
CVS Caremark Corp.	6,558,747	224,309,147
Del Monte Foods Co.	861,445	16,332,997
J.M. Smucker Co.	554,366	34,459,391
Kraft Foods, Inc.	6,153,610	188,115,858
Molson Coors Brewing Co.	798,416	37,421,758
*Ralcorp Holdings, Inc.	213,271	13,052,185
#Safeway, Inc.	513,146	10,616,991
#*Smithfield Foods, Inc.	717,199	14,279,432
#Tyson Foods, Inc. Class A	1,926,959	31,698,476

Total Consumer Staples		720,947,873

Energy — (15.7%)
Anadarko Petroleum Corp.	2,760,568	212,784,581
Cabot Oil & Gas Corp.	14,435	600,929

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#Chesapeake Energy Corp.	3,103,882	$91,657,635
Chevron Corp.	639,240	60,683,053
ConocoPhillips	5,935,876	424,177,699
*Denbury Resources, Inc.	853,581	17,370,373
#Helmerich & Payne, Inc.	513,387	30,151,219
Hess Corp.	1,366,575	114,956,289
Marathon Oil Corp.	3,491,218	159,548,663
Murphy Oil Corp.	381,452	25,290,268
*Nabors Industries, Ltd.	1,269,846	30,984,242
National-Oilwell, Inc.	1,945,893	143,801,493
Noble Energy, Inc.	437,344	39,842,038
#Patterson-UTI Energy, Inc.	732,485	17,096,200
*Petrohawk Energy Corp.	84,854	1,701,323
#Pioneer Natural Resources Co.	577,949	54,997,627
*Plains Exploration & Production Co.	609,480	21,575,592
*Pride International, Inc.	779,980	25,349,350
QEP Resources, Inc.	207,166	8,419,226
*Rowan Cos., Inc.	526,904	18,062,269
#Sunoco, Inc.	566,686	24,055,821
*Teekay Corp.	10,590	358,577
*Tesoro Petroleum Corp.	149,859	2,884,786
#Tidewater, Inc.	273,715	16,283,305
Valero Energy Corp.	2,637,648	66,890,753

Total Energy		1,609,523,311

Financials — (20.6%)
*Allegheny Corp.	19,571	6,043,133
#*Allied World Assurance Co. Holdings, Ltd.	184,189	11,112,122
#Allstate Corp. (The)	218,580	6,806,581
#Alterra Capital Holdings, Ltd.	25,534	550,258
*American Capital, Ltd.	164,166	1,341,236
American Financial Group, Inc.	689,393	22,425,954
American National Insurance Co.	92,588	7,719,987
#Aspen Insurance Holdings, Ltd.	212,450	6,384,123
#Associated Banc-Corp.	305,356	4,268,877
Assurant, Inc.	493,401	19,356,121
#Assured Guaranty, Ltd.	88,666	1,282,110
#Axis Capital Holdings, Ltd.	597,336	21,253,215
Bank of America Corp.	19,776,300	271,528,599
#Capital One Financial Corp.	2,303,387	110,931,118
*Citigroup, Inc.	70,392,916	339,293,855
CME Group, Inc.	298,361	92,062,270
*CNA Financial Corp.	1,676,585	45,049,839
*E*Trade Financial Corp.	215,477	3,568,299
#Endurance Specialty Holdings, Ltd.	16,839	782,845
#Everest Re Group, Ltd.	215,229	18,139,500
First American Financial Corp.	101,731	1,577,848
*Genworth Financial, Inc.	2,218,170	30,100,567
#Hanover Insurance Group, Inc.	281,740	13,326,302
#Hartford Financial Services Group, Inc.	2,030,212	56,399,289
KeyCorp.	3,548,538	31,581,988
#Legg Mason, Inc.	693,213	22,966,147
#Lincoln National Corp.	1,555,660	44,865,234
Loews Corp.	2,466,987	98,802,829
Marshall & Ilsley Corp.	2,398,318	16,764,243
#*MBIA, Inc.	93,388	999,252
MetLife, Inc.	4,414,400	202,047,088
Morgan Stanley	2,807,701	82,546,409
#*NASDAQ OMX Group, Inc. (The)	840,414	20,573,335
NYSE Euronext, Inc.	460,501	14,648,537
#Old Republic International Corp.	1,432,884	17,524,171

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
PartnerRe, Ltd.	123,850	$10,140,838
People’s United Financial, Inc.	17,617	227,436
*Popular, Inc.	1,835,582	5,892,218
Protective Life Corp.	9,441	260,288
#Prudential Financial, Inc.	2,104,204	129,429,588
Regions Financial Corp.	5,445,963	38,666,337
Reinsurance Group of America, Inc.	509,512	29,327,511
#SunTrust Banks, Inc.	2,356,627	71,712,160
Transatlantic Holdings, Inc.	313,333	16,120,983
#Travelers Cos., Inc. (The)	698,335	39,288,327
#Unum Group	1,898,589	47,350,810
Validus Holdings, Ltd.	267,194	8,122,698
#Wesco Financial Corp.	19,766	7,427,865
White Mountains Insurance Group, Ltd.	33,129	11,263,860
#Xl Group P.L.C.	1,189,393	27,260,888
#Zions Bancorporation	816,554	19,254,343

Total Financials		2,106,369,431

Health Care — (8.5%)
Aetna, Inc.	1,938,699	63,860,745
#*Alere, Inc.	239,800	9,392,966
#*Boston Scientific Corp.	4,676,905	32,644,797
*CareFusion Corp.	755,352	19,435,207
*Cigna Corp.	21,116	887,294
*Community Health Systems, Inc.	398,874	14,008,455
Cooper Cos., Inc.	18,571	1,064,861
*Coventry Health Care, Inc.	584,813	17,526,846
#*Health Net, Inc.	20,540	586,006
*Hologic, Inc.	1,118,134	22,273,229
*Humana, Inc.	684,973	39,707,885
*King Pharmaceuticals, Inc.	1,215,010	17,301,742
#Omnicare, Inc.	582,523	15,098,996
PerkinElmer, Inc.	324,139	8,291,476
Pfizer, Inc.	12,991,272	236,700,976
#Teleflex, Inc.	87,443	5,012,233
*Thermo Fisher Scientific, Inc.	1,934,584	110,793,626
UnitedHealth Group, Inc.	2,296,880	94,286,924
#*Watson Pharmaceuticals, Inc.	105,594	5,756,985
*WellPoint, Inc.	2,580,122	160,277,179

Total Health Care		874,908,428

Industrials — (12.7%)
*Aecom Technology Corp.	3,764	110,172
#*AGCO Corp.	222,777	11,294,794
#Armstrong World Industries, Inc.	28,032	1,138,380
Cintas Corp.	28,160	790,170
#Covanta Holding Corp.	190,107	3,216,610
CSX Corp.	2,287,204	161,476,602
General Electric Co.	16,207,622	326,421,507
#*Hertz Global Holdings, Inc.	1,366,323	20,098,611
#Ingersoll-Rand P.L.C.	635,764	30,008,061
*Kansas City Southern	238,183	11,904,386
KBR, Inc.	26,288	843,845
L-3 Communications Holdings, Inc.	184,910	14,469,208
Norfolk Southern Corp.	2,186,220	133,774,802
#Northrop Grumman Corp.	1,926,678	133,518,785
#*Owens Corning, Inc.	556,762	18,634,824
#Pentair, Inc.	309,922	11,209,879
#*Quanta Services, Inc.	135,103	3,205,994
#R. R. Donnelley & Sons Co.	505,076	8,949,947
Republic Services, Inc.	798,002	24,610,382

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	319,005	$15,337,760
Southwest Airlines Co.	4,316,432	51,149,719
#*Terex Corp.	420,921	13,650,468
#Tyco International, Ltd.	995,834	44,643,238
Union Pacific Corp.	2,573,178	243,499,834
*URS Corp.	363,426	16,154,286

Total Industrials		1,300,112,264

Information Technology — (3.1%)
Activision Blizzard, Inc.	2,584,783	29,182,200
#*AOL, Inc.	572,108	13,455,980
*Arrow Electronics, Inc.	559,322	21,142,372
*Avnet, Inc.	683,715	24,353,928
AVX Corp.	283,401	4,443,728
*Brocade Communications Systems, Inc.	540,710	3,049,604
Computer Sciences Corp.	946,932	50,462,006
CoreLogic, Inc.	375,959	7,537,978
Fidelity National Information Services, Inc.	1,164,432	35,433,666
#*IAC/InterActiveCorp.	765,118	21,645,188
*Ingram Micro, Inc.	969,555	19,139,016
*MEMC Electronic Materials, Inc.	553,566	6,139,047
#*Micron Technology, Inc.	2,429,855	25,610,672
*Motorola Solutions, Inc.	92,461	3,584,713
*Tech Data Corp.	18,421	864,129
Tellabs, Inc.	1,931,218	10,235,455
*Vishay Intertechnology, Inc.	13,255	218,708
*Western Digital Corp.	96	3,266
Xerox Corp.	3,481,433	36,972,818

Total Information Technology		313,474,474

Materials — (3.0%)
#Alcoa, Inc.	5,082,514	84,217,257
Ashland, Inc.	368,499	21,395,052
*Coeur d’Alene Mines Corp.	15,270	357,013
Cytec Industries, Inc.	58,994	3,217,533
#Domtar Corp.	191,002	16,794,806
#Huntsman Corp.	217,513	3,786,901
#International Paper Co.	2,298,491	66,380,420
#MeadWestavco Corp.	1,023,001	29,288,519
Reliance Steel & Aluminum Co.	349,087	18,253,759
*Royal Gold, Inc.	700	32,480
Steel Dynamics, Inc.	715,071	13,014,292
#Temple-Inland, Inc.	46,879	1,124,627
#United States Steel Corp.	371,573	21,428,615
#Vulcan Materials Co.	532,452	22,661,157
Westlake Chemical Corp.	1,419	54,944

Total Materials		302,007,375

Telecommunication Services — (5.5%)
#AT&T, Inc.	12,361,737	340,195,002
#CenturyLink, Inc.	1,315,322	56,874,523
#Frontier Communications Corp.	256,247	2,349,785
*MetroPCS Communications, Inc.	1,325,969	17,144,779
*Sprint Nextel Corp.	13,734,331	62,079,176
Telephone & Data Systems, Inc.	309,373	11,060,085
#Telephone & Data Systems, Inc. Special Shares	251,163	7,740,844
*United States Cellular Corp.	265,925	12,961,185
Verizon Communications, Inc.	1,599,525	56,975,081

Total Telecommunication Services		567,380,460

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (1.1%)
*AES Corp.	975,878	$12,100,887
#*Calpine Corp.	1,740,778	24,840,902
*NRG Energy, Inc.	836,528	17,357,956
Public Service Enterprise Group, Inc.	1,751,371	56,796,962

Total Utilities		111,096,707

TOTAL COMMON STOCKS		9,476,862,765

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	22,941,265	$22,941,265

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	744,972,869	744,972,869
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $13,094,737 FNMA 5.000%, 10/01/20, valued at $4,559,263) to be repurchased at $4,426,469	$4,426	4,426,469

TOTAL SECURITIES LENDING COLLATERAL		749,399,338

TOTAL INVESTMENTS — (100.0%) (Cost $7,568,704,034)##		$10,249,203,368

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,571,042,442	—	—	$1,571,042,442
Consumer Staples	720,947,873	—	—	720,947,873
Energy	1,609,523,311	—	—	1,609,523,311
Financials	2,106,369,431	—	—	2,106,369,431
Health Care	874,908,428	—	—	874,908,428
Industrials.	1,300,112,264	—	—	1,300,112,264
Information Technology	313,474,474	—	—	313,474,474
Materials	302,007,375	—	—	302,007,375
Telecommunication Services	567,380,460	—	—	567,380,460
Utilities	111,096,707	—	—	111,096,707
Temporary Cash Investments	22,941,265	—	—	22,941,265
Securities Lending Collateral	—	$749,399,338	—	749,399,338

TOTAL	$9,499,804,030	$749,399,338	—	$10,249,203,368

See accompanying Notes to Schedules of Investments.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.1%)
AUSTRALIA — (5.0%)
Alumina, Ltd.	2,104,308	$5,042,729
Alumina, Ltd. Sponsored ADR	172,484	1,661,021
Amcor, Ltd.	2,298,994	15,797,306
Amcor, Ltd. Sponsored ADR	77,103	2,120,333
*Asciano Group, Ltd.	1,652,988	2,656,754
Australia & New Zealand Banking Group, Ltd.	2,064,289	48,923,133
#Bank of Queensland, Ltd.	192,358	1,898,596
#Bendigo Bank, Ltd.	525,607	5,136,007
BlueScope Steel, Ltd.	4,756,814	10,128,715
#Boral, Ltd.	1,495,332	7,187,556
Caltex Australia, Ltd.	291,956	3,916,407
#Crown, Ltd.	1,072,628	9,209,233
CSR, Ltd.	2,684,609	4,312,825
Downer EDI, Ltd.	132,490	509,600
#Fairfax Media, Ltd.	3,633,872	4,895,776
Goodman Fielder, Ltd.	2,376,765	2,988,193
#Harvey Norman Holdings, Ltd.	828,027	2,488,717
Incitec Pivot, Ltd.	4,149,937	17,871,174
Insurance Australia Group, Ltd.	2,620,594	9,995,088
Lend Lease Group NL	755,364	6,661,397
#Macquarie Group, Ltd.	499,358	20,314,815
#National Australia Bank, Ltd.	1,974,756	48,726,538
New Hope Corp., Ltd.	38,789	189,496
OneSteel, Ltd.	1,841,739	5,020,713
Origin Energy, Ltd.	1,420,647	23,300,573
OZ Minerals, Ltd.	4,190,871	6,849,058
#Primary Health Care, Ltd.	28,910	106,595
*Qantas Airways, Ltd.	2,850,317	6,842,340
Santos, Ltd.	1,241,546	16,765,994
Sims Metal Management, Ltd.	101,787	1,966,475
Sims Metal Management, Ltd. Sponsored ADR	124,013	2,386,010
Sonic Healthcare, Ltd.	331,308	3,942,482
Suncorp Group, Ltd.	2,770,201	23,870,873
TABCORP Holdings, Ltd.	1,493,288	10,374,051
Tatts Group, Ltd.	2,061,852	5,100,648
Toll Holdings, Ltd.	43,403	254,868
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,406,701
Wesfarmers, Ltd.	2,428,751	82,658,057

TOTAL AUSTRALIA		423,476,847

AUSTRIA — (0.4%)
Erste Group Bank AG	342,508	17,112,550
OMV AG	286,325	12,686,254
Voestalpine AG	68,767	3,085,072

TOTAL AUSTRIA		32,883,876

BELGIUM — (0.7%)
*Ageas SA	805,727	2,283,033
Delhaize Group SA	201,237	15,836,541
#Delhaize Group SA Sponsored ADR	52,900	4,200,260
#*Dexia SA	155,441	649,343
*KBC Groep NV	313,891	12,565,748
#Solvay SA	159,830	16,697,736
#UCB SA	279,089	9,986,832

TOTAL BELGIUM		62,219,493

CANADA — (10.2%)
Astral Media, Inc. Class A	40,138	1,604,558

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
#BCE, Inc.	692,027	$25,135,090
#*Bell Aliant, Inc.	16,982	457,896
#Canadian Pacific Railway, Ltd.	282,553	18,953,498
#Canadian Tire Corp. Class A	214,347	13,335,815
Canadian Utilities, Ltd. Class A	82,858	4,402,930
*CGI Group, Inc.	400,789	7,708,789
Empire Co., Ltd. Class A	65,500	3,411,220
#Encana Corp.	2,051,015	66,097,023
Ensign Energy Services, Inc.	128,319	2,077,247
Fairfax Financial Holdings, Ltd.	54,722	20,875,622
#*Genworth MI Canada, Inc.	58,728	1,545,397
#George Weston, Ltd.	141,700	10,031,570
Goldcorp, Inc.	353,927	14,205,149
#Husky Energy, Inc.	783,918	21,137,251
Industrial Alliance Insurance & Financial Services, Inc.	168,485	6,183,476
#Inmet Mining Corp.	121,900	9,087,567
Intact Financial Corp.	121,000	6,096,220
*Kinross Gold Corp.	600,100	9,972,202
#Loblaw Cos., Ltd.	224,875	8,787,496
#*Lundin Mining Corp.	484,110	3,466,389
#Magna International, Inc.	583,936	34,096,707
#Manitoba Telecom Services, Inc.	40,500	1,248,549
#Manulife Financial Corp.	2,171,383	37,839,550
#Metro, Inc. Class A	137,300	5,930,219
#National Bank of Canada	128,967	8,991,048
*New Gold, Inc.	785,571	6,291,786
Nexen, Inc.	1,212,377	30,450,174
#PetroBakken Energy, Ltd.	120,960	2,589,886
*Petrobank Energy & Resources, Ltd.	96,762	2,270,841
*Quadra FNX Mining, Ltd.	397,631	5,360,781
Sears Canada, Inc.	34,515	674,548
#*Sino-Forest Corp.	521,532	11,343,653
#Sun Life Financial, Inc.	1,367,335	43,026,640
Suncor Energy, Inc.	2,329,386	96,446,141
Talisman Energy, Inc.	2,353,184	53,909,263
Teck Resources, Ltd. Class A	3,615	220,218
Teck Resources, Ltd. Class B	1,218,230	73,786,038
#Telus Corp. Non-Voting	354,032	16,861,024
#Thomson Reuters Corp.	1,832,184	73,188,555
#TransAlta Corp.	602,148	12,435,633
#TransCanada Corp.	1,941,948	70,882,508
*Viterra, Inc.	736,986	8,611,111
#Yamana Gold, Inc.	1,777,340	20,003,617
#Yellow Media, Inc.	113,179	692,852

TOTAL CANADA		871,723,747

DENMARK — (1.3%)
#A.P. Moller-Maersk A.S.	3,634	35,399,249
Carlsberg A.S. Series B	282,497	28,085,505
Danisco A.S.	107,780	13,099,230
*Danske Bank A.S.	1,004,808	26,946,577
*Jyske Bank A.S.	111,779	5,024,595
Rockwool International A.S.	136	16,024
#*Sydbank A.S.	60,841	1,756,964

TOTAL DENMARK		110,328,144

FINLAND — (0.8%)
#Kesko Oyj	152,447	7,325,849
#Neste Oil Oyj	302,274	5,708,645
#Outokumpu Oyj	228,983	4,265,286
Sampo Oyj	378,030	11,145,850

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Stora Enso Oyj Series R	1,304,065	$15,512,658
Stora Enso Oyj Sponsored ADR	91,500	1,090,680
UPM-Kymmene Oyj	1,166,852	24,023,544
#UPM-Kymmene Oyj Sponsored ADR	69,300	1,421,343

TOTAL FINLAND		70,493,855

FRANCE — (8.0%)
*Air France-KLM SA	320,673	5,854,403
AXA SA	3,121,241	66,057,221
AXA SA Sponsored ADR	140,900	2,992,716
BNP Paribas SA	607,569	45,348,076
Capgemini SA	259,094	13,034,476
Casino Guichard Perrachon SA	108,706	10,614,961
Cie de Saint-Gobain SA	875,747	50,517,260
#*Cie Generale de Geophysique-Veritas Sponsored ADR	141,089	4,296,160
Cie Generale des Establissements Michelin SA Series B	222,791	16,213,682
Ciments Francais SA	26,702	2,373,064
CNP Assurances SA	289,208	6,386,096
Credit Agricole SA	2,525,603	37,271,654
*European Aeronautic Defence & Space Co. SA	182,216	5,254,127
GDF Suez SA	2,202,260	87,231,293
Groupe Eurotunnel SA	545,525	5,300,743
Lafarge SA	505,082	29,975,638
Lagardere SCA	243,906	10,842,321
*Natixis SA	1,856,572	9,858,905
*Peugeot SA	329,988	13,798,077
PPR SA	161,317	25,734,812
*Renault SA	500,084	32,690,842
*Rexel SA	106,496	2,396,271
#Sanofi-Aventis SA ADR	148,200	5,099,562
SCOR SE	199,135	5,510,273
Societe Generale Paris SA	1,179,235	76,170,467
STMicroelectronics NV	1,542,301	18,654,894
Vivendi SA	3,291,124	94,083,864

TOTAL FRANCE		683,561,858

GERMANY — (8.0%)
Allianz SE	481,474	67,073,562
Allianz SE Sponsored ADR	2,834,240	39,565,990
Bayerische Motoren Werke AG	915,762	70,282,097
*Celesio AG	31,804	803,237
#*Commerzbank AG	1,163,573	8,940,385
*Daimler AG	2,088,586	153,295,660
Deutsche Bank AG (5750355)	965,050	57,063,444
#Deutsche Bank AG (D18190898)	420,711	24,632,629
*Deutsche Lufthansa AG	464,311	9,755,807
Deutsche Telekom AG	2,852,483	38,132,340
#Deutsche Telekom AG Sponsored ADR	3,099,741	41,288,550
*E.ON AG	808,984	27,050,410
Fraport AG	41,329	2,915,463
Generali Deutschland Holding AG	14,729	1,832,798
Hannover Rueckversicherung AG	74,974	4,193,172
Heidelberger Zement AG	201,967	13,301,985
Linde AG	21,240	3,101,100
*Merck KGaA	50,209	4,300,281
#Munchener Rueckversicherungs-Gesellschaft AG	412,644	64,684,884
Porsche Automobil Holding SE	190,907	17,816,256
Salzgitter AG	79,216	6,438,973
SCA Hygiene Products SE	3,195	1,527,927
Suedzucker AG	25,683	685,664
#ThyssenKrupp AG	368,208	14,969,295

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Volkswagen AG	44,125	$6,712,829

TOTAL GERMANY		680,364,738

GREECE — (0.1%)
#*Alpha Bank A.E.	288,957	1,695,220
#*EFG Eurobank Ergasias S.A.	385,650	2,262,791
Hellenic Petroleum S.A.	334,517	3,186,513
National Bank of Greece S.A. ADR	619,230	1,182,729

TOTAL GREECE		8,327,253

HONG KONG — (1.7%)
Cathay Pacific Airways, Ltd.	273,000	692,617
Cheung Kong Holdings, Ltd.	91,000	1,511,116
#Dah Sing Financial Holdings, Ltd.	140,850	988,683
Great Eagle Holdings, Ltd.	723,721	2,427,246
Hang Lung Group, Ltd.	490,000	3,076,036
Henderson Land Development Co., Ltd.	2,754,114	19,199,784
Hong Kong & Shanghai Hotels, Ltd.	1,310,837	2,302,773
Hopewell Holdings, Ltd.	916,669	2,979,676
Hutchison Whampoa, Ltd.	5,963,000	69,900,003
Hysan Development Co., Ltd.	1,035,259	4,938,552
#*Mongolia Energy Corp, Ltd.	1,658,000	466,432
New World Development Co., Ltd.	7,189,476	13,807,023
*Orient Overseas International, Ltd.	292,000	2,968,716
Pacific Basin Shipping, Ltd.	301,000	196,456
Sino Land Co., Ltd.	810,182	1,543,040
Wharf Holdings, Ltd.	217,990	1,664,674
Wheelock & Co., Ltd.	3,482,000	14,139,222

TOTAL HONG KONG		142,802,049

IRELAND — (0.1%)
Bank of Ireland P.L.C. Sponsored ADR	184,942	382,830
*CRH P.L.C.	198,642	4,275,768
#CRH P.L.C. Sponsored ADR	232,368	5,067,946

TOTAL IRELAND		9,726,544

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,375,530	10,769,106
Bank Leumi Le-Israel B.M.	2,840,659	12,822,698
Elbit Systems, Ltd.	10,995	557,366
*Israel Discount Bank, Ltd.	737,221	1,466,365
*NICE Systems, Ltd. Sponsored ADR	107,741	3,525,286
Partner Communications Co., Ltd.	95,455	1,817,965

TOTAL ISRAEL		30,958,786

ITALY — (1.7%)
#*Banca Monte Dei Paschi di Siena SpA	5,698,737	7,241,740
#Banco Popolare Scarl	426,228	1,514,733
Finmeccanica SpA	680,162	9,189,121
Intesa Sanpaolo SpA	10,656,633	35,489,332
Telecom Italia SpA	5,476,933	7,780,267
#Telecom Italia SpA Sponsored ADR	1,874,500	26,636,645
#UniCredit SpA	16,572,501	41,092,921
Unione di Banche Italiane ScpA	1,533,872	15,887,823
Unipol Gruppo Finanziario SpA	1,822,774	1,322,798

TOTAL ITALY		146,155,380

JAPAN — (18.5%)
77 Bank, Ltd. (The)	737,372	3,997,786
#AEON Co., Ltd.	1,886,800	23,739,442

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aisin Seiki Co., Ltd.	346,600	$13,166,285
Ajinomoto Co., Inc.	1,342,000	14,875,678
Alfresa Holdings Corp.	85,700	3,537,423
Amada Co., Ltd.	821,000	7,167,211
#*Aozora Bank, Ltd.	991,000	2,184,873
Asahi Kasei Corp.	692,000	4,725,284
#Asatsu-DK, Inc.	32,500	879,010
Autobacs Seven Co., Ltd.	5,600	224,299
Awa Bank, Ltd. (The)	65,600	404,298
Bank of Kyoto, Ltd. (The)	739,400	6,838,280
Bank of Yokohama, Ltd. (The)	1,306,000	6,542,811
Bridgestone Corp.	1,240,300	23,837,158
Canon Marketing Japan, Inc.	124,900	1,793,254
#*Casio Computer Co., Ltd.	249,300	1,864,523
Chiba Bank, Ltd. (The)	881,000	5,491,461
Chugoku Bank, Ltd. (The)	403,800	4,842,599
Chuo Mitsui Trust Holdings, Inc.	1,696,689	6,818,979
Citizen Holdings Co., Ltd.	511,000	3,311,538
Coca-Cola West Co., Ltd.	109,007	1,988,909
Comsys Holdings Corp.	151,700	1,582,098
Cosmo Oil Co., Ltd.	1,212,364	3,922,155
Credit Saison Co., Ltd.	345,100	5,901,321
Dai Nippon Printing Co., Ltd.	1,815,000	24,835,651
Daicel Chemical Industries, Ltd.	515,000	3,745,991
Daido Steel Co., Ltd.	398,000	2,512,957
Dainippon Sumitomo Pharma Co., Ltd.	374,800	3,368,503
Daishi Bank, Ltd. (The)	573,932	1,944,253
Daiwa House Industry Co., Ltd.	916,000	11,191,494
Daiwa Securities Group, Inc.	3,289,000	16,273,323
Denso Corp.	416,588	15,368,021
#*Elpida Memory, Inc.	351,400	5,101,259
Fuji Heavy Industries, Ltd.	1,318,000	11,286,145
Fuji Television Network, Inc.	1,128	1,751,799
FUJIFILM Holdings Corp.	1,327,000	48,029,594
Fujikura, Ltd.	694,000	3,360,976
Fukuoka Financial Group, Inc.	1,800,000	7,716,583
Fukuyama Transporting Co., Ltd.	71,000	354,813
Glory, Ltd.	119,600	2,860,437
Gunma Bank, Ltd. (The)	921,397	5,299,436
H2O Retailing Corp.	198,000	1,464,564
Hachijuni Bank, Ltd. (The)	993,231	5,684,788
Hakuhodo Dy Holdings, Inc.	39,920	2,278,358
Hankyu Hanshin Holdings, Inc.	475,000	2,201,080
Higo Bank, Ltd. (The)	376,000	1,986,804
#Hiroshima Bank, Ltd. (The)	300,000	1,279,395
Hitachi Capital Corp.	105,100	1,668,366
Hitachi High-Technologies Corp.	159,200	3,938,860
Hitachi Transport System, Ltd.	111,000	1,690,634
Hitachi, Ltd.	3,350,000	18,327,602
#Hitachi, Ltd. ADR	144,840	8,028,481
Hokkoku Bank, Ltd. (The)	512,409	1,738,710
*Hokuhoku Financial Group, Inc.	2,620,000	5,301,746
#House Foods Corp.	148,300	2,455,057
Hyakugo Bank, Ltd. (The)	475,028	2,117,921
Hyakujishi Bank, Ltd. (The)	329,000	1,252,973
Idemitsu Kosan Co., Ltd.	51,124	5,388,150
Inpex Corp.	3,245	20,852,692
Isetan Mitsukoshi Holdings, Ltd.	882,200	9,911,794
ITOCHU Corp.	1,449,200	15,773,996
Iyo Bank, Ltd. (The)	548,000	4,671,560
J Front Retailing Co., Ltd.	1,136,000	5,889,348

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Joyo Bank, Ltd. (The)	1,518,000	$6,712,657
JS Group Corp.	561,100	12,262,482
JTEKT Corp.	475,200	5,958,384
Juroku Bank, Ltd.	400,000	1,296,847
JX Holdings, Inc.	5,520,533	37,416,137
Kagoshima Bank, Ltd. (The)	358,143	2,357,141
Kajima Corp.	1,830,000	4,831,098
Kamigumi Co., Ltd.	519,000	4,358,243
Kandenko Co., Ltd.	129,000	832,679
Kaneka Corp.	653,542	4,565,874
Kansai Paint Co., Ltd.	51,000	524,665
Kawasaki Kisen Kaisha, Ltd.	1,166,087	4,877,190
Keiyo Bank, Ltd. (The)	418,000	2,139,593
Kewpie Corp.	131,300	1,619,485
Kinden Corp.	285,000	2,553,321
Kobe Steel, Ltd.	3,785,000	9,283,974
Kyocera Corp.	306,200	31,944,103
#Kyocera Corp. Sponsored ADR	13,600	1,407,736
Kyowa Hakko Kirin Co., Ltd.	604,000	6,179,268
Mabuchi Motor Co., Ltd.	36,100	1,779,211
Marui Group Co., Ltd.	542,642	4,592,691
Maruichi Steel Tube, Ltd.	104,400	2,306,210
Mazda Motor Corp.	3,005,000	8,890,519
Medipal Holdings Corp.	339,800	3,541,814
Meiji Holdings Co., Ltd.	144,395	6,549,915
#Mitsubishi Chemical Holdings Corp.	2,569,500	17,908,005
Mitsubishi Gas Chemical Co., Inc.	890,000	6,204,472
Mitsubishi Heavy Industries, Ltd.	9,007,000	35,717,577
#Mitsubishi Logistics Corp.	236,000	3,154,696
*Mitsubishi Materials Corp.	2,533,000	7,799,683
Mitsubishi Tanabe Pharma Corp.	623,000	9,958,815
Mitsubishi UFJ Financial Group, Inc.	8,457,606	43,928,110
Mitsubishi UFJ Financial Group, Inc. ADR	4,781,372	24,863,134
Mitsui & Co., Ltd.	644,200	10,873,824
Mitsui & Co., Ltd. Sponsored ADR	11,723	3,950,651
Mitsui Chemicals, Inc.	1,861,800	6,682,520
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,838,533
Mitsui Mining & Smelting Co., Ltd.	359,000	1,272,736
Mitsui O.S.K. Lines, Ltd.	582,000	3,801,718
Mitsumi Electric Co., Ltd.	149,000	2,464,067
#Mizuho Financial Group, Inc. ADR	349,173	1,354,791
Mizuho Securities Co., Ltd.	1,325,000	3,498,895
MS&AD Insurance Group Holdings, Inc.	760,653	18,131,222
Nagase & Co., Ltd.	235,889	3,046,081
Namco Bandai Holdings, Inc.	441,300	4,835,037
Nanto Bank, Ltd. (The)	323,000	1,680,414
NEC Corp.	5,425,101	15,427,520
Nippon Express Co., Ltd.	1,952,238	8,238,555
Nippon Kayaku Co., Ltd.	6,000	62,738
Nippon Meat Packers, Inc.	429,536	5,702,680
Nippon Paper Group, Inc.	231,700	6,035,526
Nippon Sheet Glass Co., Ltd.	1,171,739	3,045,163
Nippon Shokubai Co., Ltd.	234,000	2,592,793
*Nippon Steel Corp.	1,338,000	4,573,632
Nippon Television Network Corp.	12,380	1,961,303
Nippon Yusen K.K.	3,032,000	13,278,137
Nishi-Nippon Bank, Ltd.	1,403,569	4,360,054
Nissan Motor Co., Ltd.	4,831,600	48,883,863
Nisshin Seifun Group, Inc.	394,500	4,972,812
Nisshin Steel Co., Ltd.	1,431,000	2,830,978
Nisshinbo Holdings, Inc.	305,000	3,384,754

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*NKSJ Holdings, Inc.	1,060,000	$7,236,220
NOK Corp.	162,200	3,269,708
Nomura Real Estate Holdings, Inc.	164,700	2,997,769
NTN Corp.	651,000	3,542,885
Obayashi Corp.	1,650,682	7,900,757
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,111,536
Oji Paper Co., Ltd.	1,997,000	9,319,367
Ono Pharmaceutical Co., Ltd.	92,600	4,507,211
Onward Holdings Co., Ltd.	278,000	2,420,534
Panasonic Corp.	857,217	11,782,157
Panasonic Corp. Sponsored ADR	302,421	4,152,240
Rengo Co., Ltd.	428,000	2,859,205
Ricoh Co., Ltd.	1,666,000	23,839,001
Rohm Co., Ltd.	230,500	14,948,807
San-in Godo Bank, Ltd. (The)	309,900	2,322,240
Sankyo Co., Ltd.	57,500	3,191,225
Sapporo Hokuyo Holdings, Inc.	529,800	2,568,590
SBI Holdings, Inc.	45,820	6,110,440
Seiko Epson Corp.	296,800	4,941,679
Seino Holdings Co., Ltd.	295,000	2,050,803
Sekisui Chemical Co., Ltd.	988,000	7,586,746
#Sekisui House, Ltd.	1,354,000	13,191,516
Seven & I Holdings Co., Ltd.	1,322,700	34,160,413
Sharp Corp.	2,725,000	28,331,625
Shiga Bank, Ltd.	455,185	2,511,092
Shimizu Corp.	1,371,000	5,843,685
#Shinko Electric Industries Co., Ltd.	120,300	1,362,938
#*Shinsei Bank, Ltd.	1,642,000	1,881,814
Shizuoka Bank, Ltd.	957,000	8,777,566
#Showa Denko K.K.	1,456,000	3,213,871
Showa Shell Sekiyu K.K.	282,300	2,448,079
#SKY Perfect JSAT Holdings, Inc.	3,029	1,124,951
Sohgo Security Services Co., Ltd.	101,300	1,229,932
Sojitz Corp.	2,578,100	5,698,937
Sony Corp.	768,200	26,434,907
#Sony Corp. Sponsored ADR	1,801,665	61,869,176
Sumitomo Bakelite Co., Ltd.	347,000	2,057,198
Sumitomo Chemical Co., Ltd.	2,223,000	11,513,311
#Sumitomo Corp.	3,241,900	46,703,632
Sumitomo Electric Industries, Ltd.	2,331,800	33,893,734
Sumitomo Forestry Co., Ltd.	158,000	1,451,788
Sumitomo Heavy Industries, Ltd.	384,000	2,450,531
Sumitomo Mitsui Financial Group, Inc.	695,200	23,636,797
Sumitomo Rubber Industries, Ltd.	230,300	2,431,985
Sumitomo Trust & Banking Co., Ltd.	2,806,000	16,923,493
Suzuken Co., Ltd.	150,000	4,281,803
#Suzuki Motor Corp.	123,700	3,003,306
#*Taiheiyo Cement Corp.	1,638,800	2,120,756
#Taisei Corp.	2,148,703	5,144,921
Taisho Pharmaceutical Co., Ltd.	285,000	6,310,429
Taiyo Yuden Co., Ltd.	112,000	1,705,863
Takashimaya Co., Ltd.	615,634	5,077,019
*Takata Corp.	24,200	741,070
TDK Corp.	93,200	6,139,444
Teijin, Ltd.	1,876,862	9,049,515
Toda Corp.	385,000	1,478,231
*Tokai Rika Co., Ltd.	94,200	1,888,485
Tokuyama Corp.	637,000	3,342,904
Tokyo Broadcasting System, Inc.	85,300	1,156,853
#Tokyo Steel Manufacturing Co., Ltd.	224,500	2,390,319
Tokyo Tatemono Co., Ltd.	808,000	3,719,430

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyu Land Corp.	38,000	$195,377
Toppan Printing Co., Ltd.	1,312,000	11,932,840
#Tosoh Corp.	1,044,000	3,391,126
TOTO, Ltd.	17,000	121,720
#Toyo Seikan Kaisha, Ltd.	346,349	6,492,931
Toyobo Co., Ltd.	743,000	1,369,007
Toyota Auto Body Co., Ltd.	108,400	2,038,363
#Toyota Motor Corp. Sponsored ADR	478,532	39,325,760
Toyota Tsusho Corp.	482,400	8,479,020
TV Asahi Corp.	755	1,253,125
UNY Co., Ltd.	390,450	3,782,683
#Wacoal Corp.	179,000	2,397,216
Yamaguchi Financial Group, Inc.	492,148	4,942,691
Yamaha Corp.	327,300	4,016,390
Yamato Holdings Co., Ltd.	510,500	7,766,973
#Yamato Kogyo Co., Ltd.	82,600	2,483,181
Yamazaki Baking Co., Ltd.	170,000	2,028,698
*Yokogawa Electric Corp.	370,400	2,978,247
Yokohama Rubber Co., Ltd.	437,000	2,234,185

TOTAL JAPAN		1,579,219,487

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.3%)
*Aegon NV	3,283,351	24,300,627
Akzo Nobel NV	145,811	9,107,781
*APERAM NV	122,342	5,016,744
ArcelorMittal NV	2,446,831	89,255,949
*ING Groep NV	3,356,113	38,217,341
*ING Groep NV Sponsored ADR	1,273,519	14,505,381
Koninklijke Ahold NV	984,473	13,334,592
Koninklijke DSM NV	443,200	26,232,278
Koninklijke Philips Electronics NV	1,939,039	60,416,989
#Philips Electronics NV ADR	137,395	4,290,846

TOTAL NETHERLANDS		284,678,528

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	1,500	2,598
Contact Energy, Ltd.	1,074,247	5,104,166

TOTAL NEW ZEALAND		5,106,764

NORWAY — (0.9%)
Aker ASA	9,613	252,342
Austevoll Seafood ASA	3,776	29,783
DnB NOR ASA Series A	1,241,056	17,109,391
Marine Harvest ASA	4,530,545	5,099,393
Norsk Hydro ASA	2,611,753	19,614,518
Norsk Hydro ASA Sponsored ADR	59,900	451,047
Orkla ASA	2,700,350	24,304,590
*Petroleum Geo-Services ASA	58,278	864,673
#*Renewable Energy Corp. ASA	1,281,469	4,111,167
*Storebrand ASA	713,900	5,630,500

TOTAL NORWAY		77,467,404

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	3,941,284	3,164,324
#Banco Espirito Santo SA	747,704	3,032,206
#Cimpor Cimentos de Portugal SA	129,009	865,989

TOTAL PORTUGAL		7,062,519

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (1.2%)
#Allgreen Properties, Ltd.	896,000	$767,435
*CapitaLand, Ltd.	4,942,000	13,976,902
#DBS Group Holdings, Ltd.	2,430,202	28,656,042
Fraser & Neave, Ltd.	1,665,450	8,304,342
Golden Agri-Resources, Ltd.	13,950,000	7,748,893
#*Neptune Orient Lines, Ltd.	1,079,004	1,870,455
Oversea-Chinese Banking Corp., Ltd.	476,721	3,696,952
#Overseas Union Enterprise, Ltd.	405,000	1,048,530
SATS, Ltd.	314,078	684,826
Singapore Airlines, Ltd.	1,585,600	18,392,080
Singapore Land, Ltd.	532,000	3,163,917
United Industrial Corp., Ltd.	2,155,000	4,720,937
UOL Group, Ltd.	1,376,600	5,118,537
*Venture Corp., Ltd.	307,000	2,330,075
Wheelock Properties, Ltd.	870,000	1,294,698

TOTAL SINGAPORE		101,774,621

SPAIN — (2.7%)
#Acciona SA	114,419	9,896,809
#Acerinox SA	86,085	1,465,311
Banco Bilbao Vizcaya Argentaria SA	359,138	4,403,497
#Banco de Sabadell SA	3,864,228	18,497,618
#Banco Espanol de Credito SA	400,117	3,627,006
#Banco Popular Espanol SA	3,696,634	22,232,981
Banco Santander SA	2,739,186	33,539,014
#Banco Santander SA Sponsored ADR	1,242,485	15,208,016
Cia Espanola de Petroleos SA	15,456	448,868
Criteria Caixacorp SA	2,389,809	16,465,524
#*EDP Renovaveis SA	181,836	1,079,587
Fomento de Construcciones y Contratas SA	41,871	1,221,583
#Gas Natural SDG SA	969,678	16,001,752
Iberdrola Renovables SA	2,287,013	8,617,347
#Iberdrola SA	160,436	1,372,879
Mapfre SA	37,323	126,872
#Repsol YPF SA	1,083,639	34,109,315
#Repsol YPF SA Sponsored ADR	1,432,181	45,457,425

TOTAL SPAIN		233,771,404

SWEDEN — (2.4%)
*Boliden AB	148,536	3,099,018
Holmen AB Series A	6,300	239,533
Nordea Bank AB	4,565,129	55,390,675
#Skandinaviska Enskilda Banken AB Series A	2,963,486	26,882,489
#Skandinaviska Enskilda Banken AB Series C	9,800	89,907
#SSAB AB Series A	507,586	8,341,068
SSAB AB Series B	233,785	3,320,684
Svenska Cellulosa AB	57,000	991,840
Svenska Cellulosa AB Series B	1,586,671	27,670,884
*Swedbank AB Series A	1,162,643	18,233,658
Tele2 AB Series B	514,774	11,378,377
Telefonaktiebolaget LM Ericsson AB	44,151	544,330
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	11,778,244
TeliaSonera AB	3,787,012	31,161,851
*Volvo AB Series A	495,003	8,532,266
*Volvo AB Series B	6,566	113,808

TOTAL SWEDEN		207,768,632

SWITZERLAND — (5.8%)
Adecco SA	351,751	22,783,077
*Alpiq Holding AG	883	353,049

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Baloise Holding AG	200,163	$20,600,425
Banque Cantonale Vaudoise AG	5,431	3,035,685
Compagnie Financiere Richemont SA Series A	897,817	48,871,206
Credit Suisse Group AG	517,819	23,117,799
#Credit Suisse Group AG Sponsored ADR	805,990	36,035,813
Givaudan SA	14,257	14,127,274
#Holcim, Ltd. AG	886,165	62,029,674
*Lonza Group AG	10,691	842,670
#*Novartis AG ADR	512,259	28,614,788
PSP Swiss Property AG	95,780	7,488,546
St. Galler Kantonalbank AG	5,122	2,626,469
Swatch Group AG (The)	24,693	9,906,965
Swiss Life Holding AG	123,557	19,736,436
Swiss Reinsurance Co., Ltd. AG	1,108,107	63,346,035
*UBS AG	2,685,209	48,076,932
Zurich Financial Services AG	322,634	88,213,321

TOTAL SWITZERLAND		499,806,164

UNITED KINGDOM — (14.7%)
Anglo American P.L.C.	65,540	3,213,283
Associated British Foods P.L.C.	1,497,803	25,477,463
Aviva P.L.C.	7,396,866	52,604,629
#Barclays P.L.C. Sponsored ADR	4,180,831	78,599,623
BP P.L.C. Sponsored ADR	72,482	3,440,721
Carnival P.L.C.	658,867	30,018,055
#Carnival P.L.C. ADR	241,674	11,059,002
*easyJet P.L.C.	687,918	4,180,472
#*International Consolidated Airlines Group P.L.C.	3,077,641	12,613,982
International Power P.L.C.	6,483,180	43,826,387
Investec P.L.C.	458,970	3,516,819
Kazakhmys P.L.C.	690,345	16,634,153
Kingfisher P.L.C.	10,285,817	41,436,823
Legal & General Group P.L.C.	12,508,673	22,257,242
*Lloyds Banking Group P.L.C.	2,393,859	2,420,946
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	11,514,226
Mondi P.L.C.	1,450,865	11,834,470
Old Mutual P.L.C.	11,290,622	22,714,910
Pearson P.L.C.	133,753	2,201,025
#Pearson P.L.C. Sponsored ADR	1,745,945	29,087,444
Resolution, Ltd. P.L.C.	1,620,485	6,798,663
Rexam P.L.C.	4,277,874	23,392,072
*Royal Bank of Scotland Group P.L.C.	15,142,602	10,097,124
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	377,000	5,040,490
#Royal Dutch Shell P.L.C. ADR	3,242,203	228,802,266
RSA Insurance Group P.L.C.	6,238,003	13,593,629
Sainsbury (J.) P.L.C.	5,529,939	33,782,857
Vodafone Group P.L.C.	34,976,333	98,164,268
Vodafone Group P.L.C. Sponsored ADR	8,335,538	236,395,858
Whitbread P.L.C.	96,925	2,691,426
William Morrison Supermarkets P.L.C.	8,127,143	34,674,965
*Wolseley P.L.C.	889,796	30,985,179
WPP P.L.C.	1,259,793	15,579,667
#WPP P.L.C. Sponsored ADR	30,101	1,865,660
Xstrata P.L.C.	3,843,909	85,135,152

TOTAL UNITED KINGDOM		1,255,650,951

TOTAL COMMON STOCKS		7,525,329,044

RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
*Banco Popolare Scarl Rights 02/11/11	426,228	574,817

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $10,930,000 FNMA 2.24%, 07/06/15, valued at $11,216,913) to be repurchased at $11,048,058	$11,048,000	$11,048,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.8%)
§@DFA Short Term Investment Fund	1,009,047,211	1,009,047,211
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,169,794) to be repurchased at $1,146,864	$1,147	1,146,857

TOTAL SECURITIES LENDING COLLATERAL		1,010,194,068

TOTAL INVESTMENTS — (100.0%) (Cost $6,497,781,613)##		$8,547,145,929

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,167,364	$417,309,483	—	$423,476,847
Austria	—	32,883,876	—	32,883,876
Belgium	4,200,260	58,019,233	—	62,219,493
Canada	871,723,747	—	—	871,723,747
Denmark	—	110,328,144	—	110,328,144
Finland	2,512,023	67,981,832	—	70,493,855
France	12,388,438	671,173,420	—	683,561,858
Germany	105,487,169	574,877,569	—	680,364,738
Greece	1,182,729	7,144,524	—	8,327,253
Hong Kong	—	142,802,049	—	142,802,049
Ireland	5,450,776	4,275,768	—	9,726,544
Israel	3,525,286	27,433,500	—	30,958,786
Italy	26,636,645	119,518,735	—	146,155,380
Japan	144,951,969	1,434,267,518	—	1,579,219,487
Malaysia	—	—	—	—
Netherlands	23,812,971	260,865,557	—	284,678,528
New Zealand	—	5,106,764	—	5,106,764
Norway	451,047	77,016,357	—	77,467,404
Portugal	—	7,062,519	—	7,062,519
Singapore	—	101,774,621	—	101,774,621
Spain	60,665,441	173,105,963	—	233,771,404
Sweden	11,778,244	195,990,388	—	207,768,632
Switzerland	64,650,601	435,155,563	—	499,806,164
United Kingdom	618,419,272	637,231,679	—	1,255,650,951

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Italy	$574,817	—	—	$574,817
Temporary Cash Investments	—	$11,048,000	—	11,048,000
Securities Lending Collateral	—	1,010,194,068	—	1,010,194,068

TOTAL	$1,964,578,799	$6,582,567,130	—	$8,547,145,929

See accompanying Notes to Schedules of Investments.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.5%)
BRAZIL — (3.7%)
AES Tiete SA	5,400	$67,186
*All America Latina Logistica SA	6,100	51,524
*Amil Participacoes SA	14,900	143,820
Banco Bradesco SA	26,600	389,358
Banco do Brasil SA	113,785	2,031,400
Banco Santander Brasil SA ADR	119,084	1,381,374
BM&F Bovespa SA	252,700	1,766,073
*BR Malls Participacoes SA	17,300	157,749
Brasil Telecom SA	38,241	396,645
Brasil Telecom SA ADR	8,140	81,970
#BRF - Brasil Foods SA ADR	590,060	9,824,499
*Centrais Eletricas Brasileiras SA ADR	17,663	290,733
*Centrais Eletricas Brasileiras SA Sponsored ADR	2,100	28,623
Cia de Bebidas das Americas	303,290	6,908,378
Cia de Concessoes Radoviarias	7,800	215,384
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,718	432,151
Cia Energetica de Minas Gerais SA	6,400	82,047
Cia Energetica de Sao Paulo SA	26,400	450,888
Cia Siderurgica Nacional SA	734,552	12,206,179
Cosan SA Industria e Comercio	10,700	167,084
CPFL Energia SA	1,935	47,639
#*CPFL Energia SA ADR	1,296	97,472
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,050	928,258
Duratex SA	26,300	252,437
Embraer SA ADR	19,200	633,600
*Fibria Celulose SA	13,825	213,394
*Fibria Celulose SA Sponsored ADR	18,180	278,336
*Gerdau SA	6,700	65,515
#*Gol Linhas Aereas Inteligentes SA ADR	10,500	152,040
*Hypermarcas SA	19,200	228,518
*Itau Unibanco Holding SA	8,100	140,916
*Lojas Americanas SA	10,300	72,850
Lojas Renner SA	20,300	589,412
MRV Engenharia e Participacoes SA	76,950	650,886
*Multiplan Empreendimentos Imobiliarios SA	7,000	134,335
Natura Cosmeticos SA	16,800	430,343
*OGX Petroleo e Gas Participacoes SA	149,800	1,546,572
*PDG Realty SA Empreendimentos e Participacoes	126,500	699,679
Petroleo Brasilerio SA ADR	1,009,389	37,074,858
Porto Seguro SA	15,900	247,998
Redecard SA	14,200	175,482
Souza Cruz SA	86,274	4,120,781
Tele Norte Leste Participacoes SA	59,254	1,293,176
*Telecomunicacoes de Sao Paulo SA	1,000	23,504
*Tim Participacoes SA	24,500	110,084
Tractebel Energia SA	140,100	2,168,379
Vale SA Sponsored ADR	214,548	7,472,707
Vivo Participacoes SA	16,288	1,117,330
Weg Industrias SA	278,866	3,322,402

TOTAL BRAZIL		101,361,968

CHILE — (1.7%)
AES Gener SA	1,098,207	543,626
#Banco de Chile SA Series F ADR	47,992	4,051,005
Banco de Credito e Inversiones SA Series A	14,693	983,811
#Banco Santander Chile SA ADR	57,896	4,914,212
CAP SA	34,560	1,761,902
Cencosud SA	315,705	2,128,853

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Cia Cervecerias Unidas SA ADR	14,357	$779,154
Colbun SA	4,884,083	1,283,083
*Corpbanca SA	24,534,433	404,422
Embotelladora Andina SA Series A ADR	23,068	576,700
#Embotelladora Andina SA Series B ADR	17,106	524,299
#Empresa Nacional de Electricidad SA Sponsored ADR	137,613	7,183,399
Empresas CMPC SA	27,203	1,344,443
Empresas Copec SA	20,391	349,601
Enersis SA Sponsored ADR	270,752	5,620,812
ENTEL Chile SA	52,839	896,699
#Lan Airlines SA Sponsored ADR	187,872	5,269,810
S.A.C.I. Falabella SA	124,985	1,244,547
Sociedad Quimica y Minera de Chile SA Sponsored ADR	117,317	6,274,113
Vina Concha Y Toro SA Sponsored ADR	25,077	1,158,557

TOTAL CHILE		47,293,048

CHINA — (11.3%)
#Agile Property Holdings, Ltd.	614,000	920,771
#*Air China, Ltd.	746,000	773,714
#Alibaba.com, Ltd.	457,500	903,149
#*Aluminum Corp. of China, Ltd. ADR	67,900	1,680,525
#Angang Steel Co., Ltd.	516,000	762,376
#Anhui Conch Cement Co., Ltd.	298,000	1,388,220
Anta Sports Products, Ltd.	341,000	549,161
Bank of China, Ltd.	40,360,100	21,082,555
Bank of Communications Co., Ltd.	2,847,650	2,726,902
*BBMG Corp. Series H	392,500	531,417
Beijing Enterprises Holdings, Ltd.	242,972	1,429,474
Belle International Holdings, Ltd.	1,948,000	3,339,365
#*Brilliance China Automotive Holdings, Ltd.	952,000	719,419
#BYD Co., Ltd.	395,886	1,945,834
#China Agri-Industries Holdings, Ltd.	757,202	815,347
China BlueChemical, Ltd.	692,000	571,849
China Citic Bank Corp., Ltd.	2,555,928	1,676,045
China Coal Energy Co., Ltd.	1,435,777	2,117,883
#China Communications Construction Co., Ltd.	1,957,000	1,592,749
China Communications Services Corp., Ltd.	770,000	475,003
China Construction Bank Corp.	23,258,590	20,584,868
#*China COSCO Holdings Co., Ltd.	1,200,500	1,304,311
#*China Eastern Airlines Corp., Ltd.	536,000	249,807
China Everbright, Ltd.	402,235	838,645
#China Life Insurance Co., Ltd. ADR	250,705	14,613,594
China Mengniu Dairy Co., Ltd.	453,000	1,268,207
#China Merchants Bank Co., Ltd.	1,615,034	3,831,678
#China Merchants Holdings International Co., Ltd.	501,532	2,170,459
*China Minsheng Banking Corp., Ltd. Series H	802,000	683,635
#China Mobile, Ltd. Sponsored ADR.	696,697	34,235,691
#*China Molybdenum Co., Ltd.	511,322	484,537
China National Building Material Co., Ltd.	595,958	1,496,572
China Oilfield Services, Ltd.	614,000	1,195,244
China Overseas Land & Investment, Ltd.	1,766,000	3,353,799
*China Pacific Insurance Group Co., Ltd.	352,400	1,400,192
China Petroleum & Chemical Corp.	2,542,000	2,812,883
China Petroleum & Chemical Corp. ADR	46,300	5,103,186
China Railway Construction Corp., Ltd.	864,500	1,068,928
China Railway Group, Ltd.	1,730,000	1,268,178
China Resources Enterprise, Ltd.	1,035,000	4,069,575
China Resources Land, Ltd.	862,000	1,560,020
China Resources Power Holdings Co., Ltd.	920,000	1,604,576
China Shenhua Energy Co., Ltd. Series H	1,971,500	8,068,388
#*China Shipping Container Lines Co., Ltd.	1,499,907	696,156

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Shipping Development Co., Ltd.	604,000	$733,633
*China Southern Airlines Co., Ltd.	364,000	184,941
#*China Southern Airlines Co., Ltd. ADR	8,400	214,956
*China Taiping Insurance Holdings Co., Ltd.	317,200	895,549
#China Telecom Corp., Ltd.	2,306,000	1,367,763
#China Telecom Corp., Ltd. ADR	37,571	2,219,695
China Unicom Hong Kong, Ltd. ADR	251,299	4,136,382
China Yurun Food Group, Ltd.	511,000	1,664,648
#*China Zhongwang Holdings, Ltd.	709,600	341,432
CITIC Pacific, Ltd.	1,005,000	2,717,886
*CITIC Resources Holdings, Ltd.	66,000	13,823
CNOOC, Ltd.	1,028,000	2,290,936
#CNOOC, Ltd. ADR	68,756	15,309,211
COSCO Pacific, Ltd.	769,818	1,440,057
Country Garden Holdings Co.	2,232,000	833,833
*CSR Corp., Ltd.	685,000	983,904
#Datang International Power Generation Co., Ltd.	944,000	331,093
#Dongfang Electric Co., Ltd.	130,000	552,845
Dongfeng Motor Corp.	786,000	1,401,292
*Evergrande Real Estate Group, Ltd.	293,000	156,110
Fosun International, Ltd.	708,941	557,522
Fushan International Energy Group, Ltd.	1,274,000	864,304
*GCL Poly Energy Holdings, Ltd.	919,814	432,424
Geely Automobile Holdings, Ltd.	1,410,000	667,788
Golden Eagle Retail Group, Ltd.	249,000	683,037
#*GOME Electrical Appliances Holdings, Ltd.	4,795,000	1,814,111
Guangdong Investment, Ltd.	792,000	405,054
#Guangshen Railway Co., Ltd. Sponsored ADR	12,500	255,250
Guangzhou Automobile Group Co., Ltd.	360,259	465,232
#Guangzhou R&F Properties Co., Ltd.	433,978	641,420
Hengan International Group Co., Ltd.	182,000	1,366,170
*HKC Holdings, Ltd.	1,685,797	94,579
*Hong Kong Energy Holdings, Ltd.	31,116	2,125
Huabao International Holdings, Ltd.	552,586	817,505
Huaneng Power International, Inc.	136,000	75,898
#Huaneng Power International, Inc. ADR.	17,448	390,486
#Industrial & Commercial Bank of China, Ltd. Series H.	35,627,185	26,663,812
Jiangsu Express Co., Ltd.	764,000	821,041
Jiangxi Copper Co., Ltd.	511,000	1,647,167
Kingboard Chemical Holdings, Ltd.	273,351	1,561,110
Kunlun Energy Co., Ltd.	1,018,000	1,488,294
#Lee & Man Paper Manufacturing, Ltd.	405,000	282,555
#Lenovo Group, Ltd.	2,023,278	1,180,069
*Longfor Properties Co., Ltd.	335,500	500,431
Maanshan Iron & Steel Co., Ltd.	790,000	444,014
#Nine Dragons Paper Holdings, Ltd.	724,000	1,029,830
#Parkson Retail Group, Ltd.	480,000	819,789
#PetroChina Co., Ltd. ADR	115,210	16,045,297
#*PICC Property & Casualty Co., Ltd.	904,000	1,134,606
#Ping An Insurance Group Co. of China, Ltd.	655,500	6,558,784
#*Poly Hong Kong Investment, Ltd.	799,000	747,707
*Renhe Commercial Holdings Co., Ltd.	3,402,000	569,011
*Semiconductor Manufacturing International Corp. ADR	128,886	497,500
#Shanghai Electric Group Co., Ltd.	2,392,000	1,444,235
Shanghai Industrial Holdings, Ltd.	243,274	975,039
Shenzhen International Holdings, Ltd.	590,000	52,440
Shimao Property Holdings, Ltd.	711,371	1,086,286
#*Sinofert Holdings, Ltd.	864,000	483,092
#Sino-Ocean Land Holdings, Ltd.	1,437,600	957,478
Sinopec Shanghai Petrochemical Co., Ltd.	848,000	518,029
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	72,219

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	434,000	$243,457
Sinotrans, Ltd.	355,000	96,051
#Soho China, Ltd.	925,263	732,865
Tencent Holdings, Ltd.	700,600	18,210,916
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,632,067
Tsingtao Brewery Co., Ltd.	110,000	508,241
Want Want China Holdings, Ltd.	1,466,000	1,213,187
Weichai Power Co., Ltd.	148,000	1,015,185
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	40,030	1,168,075
Zhaojin Mining Industry Co., Ltd.	156,000	574,800
Zhejiang Expressway Co., Ltd.	292,000	272,314
Zhuzhou CSR Times Electric Co., Ltd.	141,000	544,632
Zijin Mining Group Co., Ltd.	1,358,000	1,079,243
#ZTE Corp.	384,032	1,523,544

TOTAL CHINA		304,682,193

COLOMBIA — (0.3%)
Bancolombia SA Sponsored ADR	43,124	2,520,167
#Ecopetrol SA Sponsored ADR	105,774	4,520,781

TOTAL COLOMBIA		7,040,948

CZECH REPUBLIC — (0.6%)
CEZ A.S	184,371	8,694,056
Komercni Banka A.S	14,663	3,508,683
Telefonica 02 Czech Republic A.S	142,100	3,245,236

TOTAL CZECH REPUBLIC		15,447,975

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	135,115	761,614
*Egyptian Financial Group-Hermes Holding GDR	451	3,502
Orascom Construction Industries GDR	39,628	1,322,163
*Orascom Telecom Holding S.A.E. GDR	246,435	757,937

TOTAL EGYPT		2,845,216

HUNGARY — (0.6%)
ELMU NYRT	185	25,234
Magyar Telekom Telecommunications P.L.C	535,976	1,454,060
#*MOL Hungarian Oil & Gas P.L.C.	43,108	4,832,129
#*OTP Bank P.L.C.	248,729	6,950,740
Richter Gedeon NYRT	13,851	2,948,706
*Tisza Chemical Group P.L.C.	25,269	431,149

TOTAL HUNGARY		16,642,018

INDIA — (9.0%)
ACC, Ltd.	43,053	929,650
Adani Enterprises, Ltd.	108,375	1,340,532
*Adani Power, Ltd.	3,489	9,400
*Agre Developers, Ltd.	388	500
Ambuja Cements, Ltd.	859,949	2,379,850
Asea Brown Boveri India, Ltd.	39,249	631,060
Asian Paints, Ltd.	35,349	1,985,455
Axis Bank, Ltd.	249,552	6,802,664
Bajaj Auto, Ltd.	117,950	3,222,684
Bajaj Finserv, Ltd.	6,894	61,672
*Bank of India	11,885	114,192
Bharat Electronics, Ltd.	7,300	279,102
Bharat Heavy Electricals, Ltd.	19,249	932,148
Bharat Petroleum Corp., Ltd.	49,660	666,014
Bharti Airtel, Ltd.	852,924	5,940,170
Bosch, Ltd.	14,358	1,881,703

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Cairn India, Ltd.	61,194	$438,984
*Canara Bank	20,227	266,157
Cipla, Ltd.	419,337	3,042,155
Colgate-Palmolive (India), Ltd.	6,437	115,620
Container Corp. of India	595	15,595
Crompton Greaves, Ltd.	169,046	1,030,859
Cummins India, Ltd.	12,348	196,287
Dabur India, Ltd.	452,662	927,110
DLF, Ltd.	119,439	585,016
Dr Reddy’s Laboratories, Ltd.	33,153	1,171,885
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	2,984,219
*Essar Oil, Ltd.	129,130	342,943
Exide Industries, Ltd.	52,639	147,403
GAIL India, Ltd.	57,000	586,450
GAIL India, Ltd. Sponsored GDR	28,791	1,769,207
GlaxoSmithKline Pharmaceuticals, Ltd.	26,431	1,312,932
Glenmark Pharmaceuticals, Ltd.	566	3,792
Godrej Consumer Products, Ltd.	23,579	190,439
Grasim Industries, Ltd.	6,300	312,545
HCL Technologies, Ltd.	221,436	2,389,663
HDFC Bank, Ltd.	342,623	15,278,820
Hero Honda Motors, Ltd. Series B	94,756	3,370,348
*Hindalco Industries, Ltd.	3,464	17,411
Hindustan Unilever, Ltd.	1,106,302	6,552,313
ICICI Bank, Ltd. Sponsored ADR	123,273	5,342,652
*Idea Cellular, Ltd.	128,515	195,549
*Indian Bank	10,779	49,545
*Indian Oil Corp., Ltd.	64,341	471,123
*IndusInd Bank, Ltd.	51,381	251,892
Infosys Technologies, Ltd.	322,378	21,922,556
Infosys Technologies, Ltd. Sponsored ADR	233,496	15,810,014
Infrastructure Development Finance Co., Ltd.	328,546	1,061,983
ITC, Ltd.	2,788,347	9,928,885
*Jaiprakash Power Ventures, Ltd.	20,194	19,930
Jindal Steel & Power, Ltd.	460,663	6,685,649
JSW Steel, Ltd.	106,526	2,111,749
*Jubilant Industries, Ltd.	1,743	2,468
Jubilant Organosys, Ltd.	29,625	145,666
*Kotak Mahindra Bank, Ltd.	76,414	642,422
*Lanco Infratech, Ltd.	163,805	177,527
Larsen & Toubro, Ltd.	227,112	8,138,157
*LIC Housing Finance, Ltd.	53,635	210,993
Mahindra & Mahindra, Ltd.	306,884	4,770,693
Mangalore Refinery & Petrochemicals, Ltd.	399,619	588,235
Maruti Suzuki India, Ltd.	101,304	2,777,601
Mundra Port & Special Economic Zone, Ltd.	94,479	289,551
Nirma, Ltd.	38,799	214,180
*NTPC, Ltd.	147,532	607,265
Oil & Natural Gas Corp, Ltd.	52,307	1,345,849
*Oil India, Ltd.	10,163	284,607
*Oracle Financial Services Software, Ltd.	14,000	699,557
Pantaloon Retail India, Ltd.	7,460	46,826
Pantaloon Retail India, Ltd. Class B	305	1,586
Piramal Healthcare, Ltd.	22,057	211,738
Power Grid Corp. of India, Ltd.	21,633	45,533
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	308,247
*Ranbaxy Laboratories, Ltd.	131,027	1,561,844
Reliance Capital, Ltd.	101,317	1,164,566
Reliance Communications, Ltd.	742,705	1,988,803
Reliance Energy, Ltd.	140,955	2,180,915
Reliance Industries, Ltd.	1,645,075	32,993,342

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Reliance Power, Ltd.	148,196	$437,776
Sesa Goa, Ltd.	466,659	3,332,726
Shriram Transport Finance Co., Ltd.	11,519	171,889
Siemens India, Ltd.	102,181	1,902,387
*State Bank of India	18,241	1,054,224
*Steel Authority of India, Ltd.	54,634	192,622
Sterlite Industries (India), Ltd. Series A	1,725,980	6,203,330
Sun Pharmaceuticals Industries, Ltd.	410,098	3,946,059
Sun TV Network, Ltd.	10,627	113,800
Tata Consultancy Services, Ltd.	625,510	15,793,214
Tata Motors, Ltd.	23,333	585,132
Tata Power Co., Ltd.	126,660	3,430,967
Tata Steel, Ltd.	88,889	1,238,391
Thermax India, Ltd.	6,201	91,397
Titan Industries, Ltd.	2,839	222,398
*Torrent Power, Ltd.	5,014	24,673
*Ultratech Cement, Ltd.	19,791	431,134
Unitech, Ltd.	25,419	26,829
United Spirits, Ltd.	23,816	644,863
Wipro, Ltd.	589,114	5,640,403
*Yes Bank, Ltd.	39,562	227,605
Zee Entertainment Enterprises, Ltd.	142,007	356,633
*Zee Learn, Ltd.	14,064	7,015
Zydus Wellness, Ltd.	11,485	144,060

TOTAL INDIA		241,694,174

INDONESIA — (2.4%)
PT Adaro Energy Tbk	5,833,000	1,463,917
PT Astra Agro Lestari Tbk	222,000	536,739
PT Astra International Tbk	2,660,561	14,486,626
*PT Bakrie & Brothers Tbk	2,579,500	18,380
PT Bank Central Asia Tbk	9,187,000	5,770,741
PT Bank Danamon Indonesia Tbk	2,719,740	1,797,785
PT Bank Mandiri Tbk	3,631,000	2,407,622
*PT Bank Negara Indonesia Persero Tbk	2,176,722	779,983
*PT Bank Pan Indonesia Tbk	8,080,000	968,522
PT Bank Rakyat Indonesia Persero Tbk	6,566,000	3,542,370
*PT Bayan Resources Tbk	13,000	26,249
PT Bumi Resources Tbk	15,481,000	4,711,548
PT Gudang Garam Tbk	225,500	931,829
*PT Indika Energy Tbk	340,500	154,557
PT Indo Tambangraya Megah Tbk	195,500	1,006,551
PT Indocement Tunggal Prakarsa Tbk	834,500	1,257,554
PT Indofood Sukses Makmur Tbk	1,663,000	867,893
PT Indosat Tbk	490,500	265,839
PT International Nickel Indonesia Tbk	1,647,500	845,726
PT Kalbe Farma Tbk	1,161,000	365,205
PT Lippo Karawaci Tbk	187	12
*PT Panasia Indosyntec Tbk	75,100	2,075
PT Perusahaan Gas Negara Tbk	6,456,000	3,035,756
PT Semen Gresik Persero Tbk	2,263,000	1,948,809
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	635,493
PT Tambang Batubara Bukit Asam Tbk	502,000	1,101,631
PT Telekomunikasi Indonesia Tbk	13,063,640	10,930,849
PT Unilever Indonesia Tbk	1,868,500	3,122,512
PT United Tractors Tbk	921,500	2,190,749

TOTAL INDONESIA		65,173,522

ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	13
Koor Industries, Ltd.	1	13

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Makhteshim-Agan Industries, Ltd.	1	$3
Osem Investments, Ltd.	1	8

TOTAL ISRAEL		37

MALAYSIA — (3.5%)
Affin Holdings Berhad	312,600	366,706
Alliance Financial Group Berhad	301,700	314,290
AMMB Holdings Berhad	874,959	1,900,673
*Axiata Group Berhad	2,221,275	3,498,445
Batu Kawan Berhad	15,000	80,415
Berjaya Corp. Berhad	734,800	262,956
*Berjaya Media Berhad	18,300	2,997
*Berjaya Retail Berhad	73,480	10,778
Berjaya Sports Toto Berhad	737,364	1,016,478
Boustead Holdings Berhad	159,460	291,915
British American Tobacco Malaysia Berhad	136,500	2,106,399
*Bursa Malaysia Berhad	44,600	121,603
CIMB Group Holdings Berhad	4,009,154	11,014,582
Digi.Com Berhad	329,462	2,760,967
*EON Capital Berhad	175,500	401,014
Fraser & Neave Holdings Berhad	61,000	299,236
Gamuda Berhad	805,700	1,005,734
Genting Berhad	2,185,000	7,633,303
Genting Malaysia Berhad	2,820,500	3,083,618
Genting Plantations Berhad	213,900	592,075
Hong Leong Bank Berhad	501,650	1,516,914
Hong Leong Financial Group Berhad	201,329	578,514
IJM Corp. Berhad	336,560	720,318
IOI Corp. Berhad	3,225,105	6,063,604
Kuala Lumpur Kepong Berhad	443,400	3,100,841
Lafarge Malayan Cement Berhad	259,580	666,771
Malayan Banking Berhad	767,136	2,190,675
*Malaysian Airlines System Berhad	1,089,334	717,898
MISC Berhad	1,391,098	3,785,116
MMC Corp. Berhad	922,900	856,924
Nestle (Malaysia) Berhad	204,500	2,984,549
Oriental Holdings Berhad	253,580	444,448
Parkson Holdings Berhad	186,320	344,700
Petronas Dagangan Berhad	259,300	1,025,552
Petronas Gas Berhad	494,900	1,810,927
Plus Expressways Berhad	2,201,100	3,152,531
PPB Group Berhad	382,800	2,140,074
Public Bank Berhad	67,739	296,416
Public Bank Berhad Foreign Market Shares	1,039,201	4,551,180
RHB Capital Berhad	372,800	1,030,965
Shell Refining Co. Federation of Malaysia Berhad	221,400	781,013
Sime Darby Berhad	2,342,720	7,046,059
SP Setia Berhad	588,950	1,235,639
Star Publications (Malaysia) Berhad	282,400	324,484
Telekom Malaysia Berhad	957,700	1,164,152
Tenaga Nasional Berhad	2,651,250	5,345,144
*UEM Land Holdings Berhad	788,637	699,358
UMW Holdings Berhad	475,466	1,118,528
YTL Corp. Berhad	1,055,885	2,800,000
YTL Power International Berhad	283,040	217,433

TOTAL MALAYSIA		95,474,911

MEXICO — (6.4%)
#America Movil S.A.B. de C.V. Series L	22,479,321	64,096,918
America Movil S.A.B. de C.V. Series L ADR	11,264	641,935
*Cementos de Mexico S.A.B de C.V. Series B	278,511	262,876

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	$123,110
#Coca-Cola Femsa S.A.B. de C.V. Series L	298,900	2,371,538
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,139
Corporativo Fragua S.A.B. de C.V. Series B	21	244
El Puerto de Liverpool S.A.B. de C.V	109,400	757,530
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	11,188,679
*Gruma S.A.B. de C.V. ADR	12,844	110,715
#Grupo Carso S.A.B. de C.V. Series A-1	577,632	1,654,186
Grupo Elektra S.A. de C.V	94,672	3,950,923
#Grupo Financiero Banorte S.A.B. de C.V	1,473,229	6,557,940
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,968,180
Grupo Industrial Bimbo S.A.B. de C.V. Series A	392,625	3,334,934
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	241,157
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	16,001,721
#Grupo Modelo S.A.B. de C.V. Series C	731,750	4,498,715
*Grupo Nutrisa S.A. de C.V	129	406
*Grupo Qumma S.A. de C.V. Series B	1,591	24
*Grupo Televisa S.A. de C.V	1,704,800	8,195,857
*Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,642,269
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,384,226	3,400,141
#Industrias Penoles S.A.B. de C.V.	99,638	3,318,255
#*Inmuebles Carso S.A.B. de C.V.	813,232	864,784
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	613,600	3,391,972
#*Minera Frisco S.A.B. de C.V.	813,232	3,489,302
#Organizacion Soriana S.A.B. de C.V. Series B	1,112,075	3,510,127
*Savia S.A. de C.V.	120,000	7,914
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	169,978
#Telefonos de Mexico S.A.B. de C.V. Series L	6,126,600	5,307,936
#Wal-Mart de Mexico S.A.B. de C.V. Series V	6,300,780	17,524,385

TOTAL MEXICO		171,598,790

PERU — (0.3%)
Cia de Minas Buenaventura S.A. ADR	78,507	3,218,787
*Credicorp, Ltd.	47,716	4,974,870

TOTAL PERU		8,193,657

PHILIPPINES — (0.4%)
Aboitiz Equity Ventures, Inc.	884,000	735,662
Aboitiz Power Corp.	1,073,000	675,523
Ayala Corp. Series A	185,413	1,425,977
Ayala Land, Inc.	4,735,418	1,580,242
Banco de Oro Unibank, Inc.	1,011,418	1,162,945
Bank of the Philippine Islands	1,797,004	2,093,253
*Filipina Water Bottling Corp.	2,006,957	—
Manila Electric Co.	15,000	73,006
Metro Bank & Trust Co.	351,163	515,881
Philippine Long Distance Telephone Co.	42,445	2,355,734
*SM Investments Corp.	6,000	63,783
SM Prime Holdings, Inc.	508,168	119,205

TOTAL PHILIPPINES		10,801,211

POLAND — (1.3%)
Asseco Poland SA	32,672	602,465
Bank Handlowy w Warszawie SA	17,748	589,119
*Bank Millennium SA	247,309	429,430
Bank Pekao SA	133,779	7,967,064
*Bank Przemyslowo Handlowy BPH SA	2,029	49,920
Bank Zackodni WBK SA	35,352	2,691,685
*BRE Bank SA	6,551	693,433
Browary Zywiec SA	13,634	2,635,518

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
Cyfrowy Polsat SA	10,560	$58,218
*Getin Holdings SA	155,860	676,814
*Grupa Lotos SA	16,547	237,482
*ING Bank Slaski SA	1,541	457,563
KGHM Polska Miedz SA	61,000	3,570,192
*Kredyt Bank SA	65,825	351,085
*Mondi Packaging Paper Swiecie SA	12,683	345,231
*Polski Koncern Naftowy Orlen SA	267,237	4,437,069
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	909,630
Powszechna Kasa Oszczednosci Bank Polski SA	267,637	3,835,273
Telekomunikacja Polska SA	653,119	3,822,826
TVN SA	91,082	528,013

TOTAL POLAND		34,888,030

RUSSIA — (4.8%)
*Evraz Group SA GDR	74,992	2,972,538
*Federal Hydrogenerating Co. ADR	773,445	3,840,645
Gazprom OAO Sponsored ADR	1,743,505	46,172,983
Gazpromneft JSC Sponsored ADR	47,396	1,044,671
Lukoil OAO Sponsored ADR	354,178	21,703,412
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,636,605
MMC Norilsk Nickel JSC ADR	597,703	15,155,315
Novolipetsk Steel OJSC GDR	83,762	3,575,696
Novorossiysk Sea Trade Port GDR	10,756	112,516
*Polymetal JSC GDR	64,567	1,067,869
Rosneft Oil Co. GDR	1,184,101	10,129,584
Severstal OAO GDR	106,027	1,917,755
Surgutneftegas Sponsonsored ADR	544,495	6,059,319
Tatneft Sponsored ADR	29,354	1,044,686
*TMK OAO GDR	43,610	877,441
Uralkali Sponsored GDR	111,980	4,241,031
VimpelCom, Ltd. Sponsored ADR	50,835	703,556
VTB Bank OJSC GDR	582,346	4,166,349
*X5 Retail Group NV GDR	59,942	2,546,113

TOTAL RUSSIA		128,968,084

SOUTH AFRICA — (7.3%)
ABSA Group, Ltd.	362,514	6,721,773
African Bank Investments, Ltd.	318,206	1,618,296
African Rainbow Minerals, Ltd.	105,298	3,085,816
*Anglo American Platinum Corp., Ltd.	77,136	7,599,361
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,518,563
ArcelorMittal South Africa, Ltd.	225,381	2,575,212
Aspen Pharmacare Holdings, Ltd.	72,465	866,319
Bidvest Group, Ltd.	182,111	3,874,694
Discovery Holdings, Ltd.	357,805	1,875,737
Exxaro Resources, Ltd.	83,898	1,677,888
FirstRand, Ltd.	1,540,707	4,186,128
Freeworld Coatings, Ltd.	88,329	140,144
Gold Fields, Ltd. Sponsored ADR	425,086	6,746,115
Harmony Gold Mining Co., Ltd.	132,269	1,426,467
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,617,418
Impala Platinum Holdings, Ltd.	478,692	13,628,577
Imperial Holdings, Ltd.	9,026	138,690
Investec, Ltd.	118,615	891,003
Kumba Iron Ore, Ltd.	15,092	947,972
Liberty Holdings, Ltd.	117,508	1,177,873
Massmart Holdings, Ltd.	83,456	1,666,409
*MMI Holdings, Ltd.	260,019	592,173
Mondi, Ltd.	32,757	258,809
MTN Group, Ltd.	1,659,950	29,061,475

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Naspers, Ltd. Series N	324,237	$16,902,641
Nedbank Group, Ltd.	55,383	981,927
Network Healthcare Holdings, Ltd.	251,159	504,827
Pick’n Pay Stores, Ltd.	271,736	1,651,822
Pretoria Portland Cement Co., Ltd.	679,922	2,949,582
PSG Group, Ltd.	95,131	506,599
Sanlam, Ltd.	961,639	3,640,528
Sasol, Ltd. Sponsored ADR	721,569	35,234,214
Shoprite Holdings, Ltd.	489,147	6,080,114
Standard Bank Group, Ltd.	861,864	12,633,816
Steinhoff International Holdings, Ltd.	749,718	2,434,509
*Super Group, Ltd.	1,465,381	153,512
Telkom South Africa, Ltd.	318,908	1,561,680
Tiger Brands, Ltd.	79,054	2,045,219
Truworths International, Ltd.	186,043	1,645,924
Vodacom Group, Ltd.	410,614	4,001,527
Woolworths Holdings, Ltd.	130,252	426,605

TOTAL SOUTH AFRICA		196,247,958

SOUTH KOREA — (14.0%)
*Amorepacific Corp.	3,527	3,424,846
#Cheil Industrial, Inc.	20,690	2,221,681
*Daewoo Engineering & Construction Co., Ltd.	125,248	1,544,947
#Daewoo International Corp.	38,863	1,320,095
Daewoo Securities Co., Ltd.	103,195	2,425,459
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	105,130	3,843,890
*Dongbu Insurance Co., Ltd.	100	4,061
Doosan Corp.	2,358	352,392
Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,053,334
#*Doosan Infracore Co., Ltd.	82,000	2,195,132
*Glovis Co., Ltd.	6,360	886,893
*GS Engineering & Construction Corp.	27,320	2,902,915
*GS Holdings Corp.	42,945	3,201,750
Hana Financial Group, Inc.	112,261	4,461,866
#Hankook Tire Manufacturing Co., Ltd.	84,420	2,088,942
*Hynix Semiconductor, Inc.	181,980	4,827,154
*Hyundai Department Store Co., Ltd.	3,245	380,098
*Hyundai Development Co.	12,558	419,549
*Hyundai Engineering & Construction Co., Ltd.	8,263	642,234
Hyundai Heavy Industries Co., Ltd.	45,582	19,781,752
*Hyundai Merchant Marine Co., Ltd.	26,021	781,893
#*Hyundai Mobis	53,070	12,266,189
Hyundai Motor Co., Ltd.	95,919	15,359,141
*Hyundai Steel Co.	58,560	7,289,475
*Industrial Bank of Korea, Ltd.	78,210	1,188,443
#*Kangwon Land, Inc.	114,660	2,661,304
*KB Financial Group, Inc.	139,085	7,177,366
KCC Corp.	5,799	1,767,913
#Kia Motors Corp.	225,130	11,029,913
*Korea Electric Power Corp.	280,200	7,101,561
Korea Exchange Bank	200,200	1,879,948
*Korea Gas Corp.	27,733	1,037,090
*Korea Zinc Co., Ltd.	1,294	344,725
KT Corp.	117,130	4,373,061
KT&G Corp.	103,590	5,467,446
LG Chemical, Ltd.	32,392	12,189,197
*LG Corp.	118,265	9,005,520
*LG Display Co., Ltd. ADR	187,843	3,183,939
#LG Electronics, Inc.	88,910	9,297,050
LG Household & Healthcare Co., Ltd.	5,120	1,862,096
*LG Uplus Corp.	39,220	229,300

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Lotte Shopping Co., Ltd.	2,285	$925,138
*LS Corp.	5,756	528,007
*NCsoft Corp.	4,942	852,014
*NHN Corp.	8,597	1,533,371
*OCI Co., Ltd.	3,894	1,320,479
POSCO	46,060	18,714,808
Samsung Card Co., Ltd.	23,720	1,173,234
Samsung Corp.	100,930	6,453,033
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,391,759
#Samsung Electronics Co., Ltd.	95,982	84,270,860
Samsung Electronics Co., Ltd. GDR	49,372	21,607,897
Samsung Engineering Co., Ltd.	6,628	1,170,466
Samsung Fire & Marine Insurance, Ltd.	35,022	7,244,067
Samsung Heavy Industries Co., Ltd.	126,000	4,812,505
#Samsung SDI Co., Ltd.	20,352	2,838,370
Samsung Securities Co., Ltd.	33,780	2,671,556
#Samsung Techwin Co., Ltd.	7,702	646,416
*Shinhan Financial Group Co., Ltd.	218,686	9,707,486
*Shinhan Financial Group Co., Ltd. ADR	16,770	1,496,052
#Shinsegae Co., Ltd.	12,596	6,474,451
#SK Co., Ltd.	21,194	3,147,368
#SK Innovation Co., Ltd.	51,889	9,516,867
SK Telecom Co., Ltd.	49,971	7,343,520
S-Oil Corp.	47,310	4,713,582
*Woongjin Coway Co., Ltd.	13,260	413,192

TOTAL SOUTH KOREA		377,438,058

TAIWAN — (12.5%)
#Acer, Inc.	2,805,040	7,620,926
Advanced Semiconductor Engineering, Inc.	3,289,702	4,083,868
Advantech Co., Ltd.	132,000	406,716
#Asia Cement Corp.	2,174,316	2,391,180
#Asustek Computer, Inc.	445,230	3,993,605
*AU Optronics Corp.	1,332,873	1,302,729
*AU Optronics Corp. Sponsored ADR	353,406	3,392,698
#Catcher Technology Co., Ltd.	302,429	1,247,226
Cathay Financial Holdings Co., Ltd.	3,891,738	7,194,759
#Chang Hwa Commercial Bank	2,229,000	1,889,868
#Cheng Shin Rubber Industry Co., Ltd.	1,348,486	2,974,634
Chicony Electronics Co., Ltd.	232,436	505,959
*Chimei Innolux Corp.	3,192,818	4,011,900
*China Airlines, Ltd.	1,086,000	830,027
China Development Financial Holding Corp.	4,762,150	2,179,450
China Life Insurance Co., Ltd.	671,420	700,822
*China Petrochemical Development Corp.	305,000	345,096
China Steel Corp.	9,036,342	10,483,965
Chinatrust Financial Holdings Co., Ltd.	3,493,931	2,965,687
Chunghwa Telecom Co., Ltd. ADR	196,517	5,869,963
#*Chungwa Picture Tubes Co., Ltd.	2,091,415	318,229
Clevo Co., Ltd.	258,643	566,323
Compal Electronics, Inc.	3,781,541	4,989,493
Delta Electronics, Inc.	1,812,366	8,359,983
E.Sun Financial Holding Co., Ltd.	1,957,668	1,331,319
#Epistar Corp.	396,000	1,443,404
*Eva Airways Corp.	856,000	989,136
*Evergreen Marine Corp., Ltd.	751,869	786,622
#Everlight Electronics Co., Ltd.	163,942	496,439
Far Eastern Department Stores Co., Ltd.	390,525	692,697
#Far Eastern New Century Corp.	3,253,987	5,518,423
Far EasTone Telecommunications Co., Ltd.	815,000	1,220,308
#Farglory Land Development Co., Ltd.	134,229	332,821

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
First Financial Holding Co., Ltd.	5,340,838	$4,887,446
Formosa Chemicals & Fiber Co., Ltd.	3,619,445	13,166,705
Formosa Plastics Corp.	5,051,648	17,213,788
Formosa Taffeta Co., Ltd.	605,000	601,173
#Foxconn Technology Co., Ltd.	780,661	3,134,027
Fubon Financial Holding Co., Ltd.	6,236,736	8,663,713
Giant Manufacture Co., Ltd.	86,506	336,606
*HannStar Display Corp.	334,000	65,092
#Highwealth Construction Corp.	213,000	494,845
Hon Hai Precision Industry Co., Ltd.	5,190,997	22,146,817
Hotai Motor Co., Ltd.	330,000	998,617
HTC Corp.	553,558	18,608,424
Hua Nan Financial Holding Co., Ltd.	4,578,066	3,710,642
#*Inotera Memories, Inc.	674,976	424,614
Inventec Co., Ltd.	1,819,358	1,063,125
Kinsus Interconnect Technology Corp.	120,000	386,524
Largan Precision Co., Ltd.	52,860	1,442,203
#LCY Chemical Corp.	84,000	215,237
Lite-On Technology Corp.	1,210,798	1,642,343
#Macronix International Co., Ltd.	2,074,825	1,598,764
#Media Tek, Inc.	736,995	9,997,442
Mega Financial Holding Co., Ltd.	4,782,000	3,870,046
Nan Ya Plastic Corp.	6,152,564	16,960,965
#Nan Ya Printed Circuit Board Corp.	200,940	753,452
#*Nanya Technology Corp.	185,000	116,504
Novatek Microelectronics Corp.	276,000	913,085
#*Pegatron Corp.	1,198,345	1,644,934
Polaris Securities Co., Ltd.	465,000	324,666
Pou Chen Corp.	2,047,487	1,941,321
#Powertech Technology, Inc.	339,836	1,270,506
#President Chain Store Corp.	592,831	2,524,773
#*Qisda Corp.	728,000	512,749
#Quanta Computer, Inc.	662,000	1,396,089
#Richtek Technology Corp.	74,550	579,613
Ruentex Development Co., Ltd.	251,000	377,525
Ruentex Industries, Ltd.	239,000	562,260
*Shin Kong Financial Holding Co., Ltd.	2,977,344	1,502,368
#Siliconware Precision Industries Co.	2,347,324	3,300,657
SinoPac Holdings Co., Ltd.	3,524,000	1,701,862
#Synnex Technology International Corp.	1,019,756	2,681,788
*Taishin Financial Holdings Co., Ltd.	2,099,122	1,212,550
*Taiwan Business Bank	826,800	382,316
Taiwan Cement Corp.	2,650,720	2,846,986
Taiwan Cooperative Bank	3,297,397	2,794,850
Taiwan Fertilizer Co., Ltd.	421,000	1,575,493
Taiwan Glass Industrial Corp.	1,059,476	1,413,706
Taiwan Mobile Co., Ltd.	47,000	110,850
#Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	58,213,575
#*Tatung Co., Ltd.	619,000	144,514
Transcend Information, Inc.	131,181	388,555
Tripod Technology Corp.	217,000	999,271
U-Ming Marine Transport Corp.	551,860	1,185,316
#Unimicron Technology Corp.	769,896	1,592,336
Uni-President Enterprises Corp.	3,845,980	5,259,642
United Microelectronics Corp.	7,733,000	4,754,769
*Walsin Lihwa Corp.	1,287,000	775,608
*Wan Hai Lines Co., Ltd.	336,000	280,147
#*Wintek Corp.	528,000	903,412
#Wistron Corp.	1,314,716	2,566,049
WPG Holdings, Ltd.	461,348	902,733
*Yang Ming Marine Transport Corp.	748,000	751,925

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
#Young Fast Optoelectronics Co., Ltd.	50,294	$501,218
Yuanta Financial Holding Co., Ltd.	3,090,885	2,490,678
Yulon Motor Co., Ltd.	310,000	644,625

TOTAL TAIWAN		337,860,709

THAILAND — (1.7%)
Advance Info Service PCL (Foreign)	1,252,200	3,242,466
Bangkok Bank PCL (Foreign)	329,000	1,602,670
Bangkok Bank PCL (Foreign) NVDR	286,400	1,381,246
Bangkok Dusit Medical Services PCL (Foreign)	82,900	128,798
Bank of Ayudhya PCL (Foreign)	2,590,200	2,062,435
Banpu PCL (Foreign)	113,100	2,687,017
BEC World PCL (Foreign)	975,300	994,399
Charoen Pokphand Foods PCL (Foreign)	3,105,500	2,201,342
CP ALL PCL (Foreign)	1,978,700	2,465,770
Delta Electronics (Thailand) PCL (Foreign)	10	9
Glow Energy PCL (Foreign)	119,000	155,033
IRPC PCL (Foreign)	4,240,300	693,106
Kasikornbank PCL (Foreign)	1,531,600	5,849,775
Krung Thai Bank PCL (Foreign)	4,726,870	2,417,367
Land & Houses PCL (Foreign) NVDR	790,000	141,916
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,541,481
PTT Chemical PCL (Foreign)	517,460	2,336,484
PTT Exploration & Production PCL (Foreign)	592,000	3,075,449
PTT PCL (Foreign)	649,900	7,046,982
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,300	750,804
Siam Cement PCL (Foreign) (The)	117,100	1,262,156
Siam Cement PCL (Foreign) NVDR (The)	41,600	420,107
Siam City Cement PCL (Foreign)	103,113	724,244
Siam Commercial Bank PCL (Foreign)	1,001,366	3,046,720
Siam Makro PCL (Foreign)	37,200	170,979
Thai Oil PCL (Foreign)	218,000	479,819
*TMB Bank PCL (Foreign)	4,680,000	309,021

TOTAL THAILAND		47,187,595

TURKEY — (1.6%)
Akbank T.A.S.	1,294,079	6,086,942
Anadolu Efes Biracilik ve Malt Sanayi A.S.	241,899	2,983,782
Asya Katilim Bankasi A.S.	151,578	265,549
BIM BirlesikMagazalar A.S.	35,088	1,127,376
*Dogan Sirketler Grubu Holdings A.S.	399,572	274,347
*Dogan Yayin Holding A.S.	3	4
Enka Insaat ve Sanayi A.S.	373,689	1,410,771
*Eregli Demir ve Celik Fabrikalari Turk A.S.	452,355	1,422,518
Ford Otomotiv Sanayi A.S.	91,627	760,638
Koc Holding A.S. Series B	775,171	3,178,634
Tupras Turkiye Petrol Rafinerileri A.S.	130,054	3,380,508
*Turk Hava Yollari A.S.	150,171	484,050
Turkcell Iletisim Hizmetleri A.S.	240,093	1,479,619
Turkiye Garanti Bankasi A.S.	2,273,991	10,164,773
Turkiye Halk Bankasi A.S.	139,950	1,109,976
Turkiye Is Bankasi A.S.	1,484,267	4,683,506
Turkiye Vakiflar Bankasi T.A.O.	385,861	954,561
*Yapi ve Kredi Bankasi A.S.	819,337	2,396,460

TOTAL TURKEY		42,164,014

TOTAL COMMON STOCKS		2,253,004,116

PREFERRED STOCKS — (8.6%)
BRAZIL — (8.6%)
AES Tiete SA	13,900	195,790

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Banco Bradesco SA	1,584,132	$29,269,783
Banco do Estado do Rio Grande do Sul SA	23,200	228,249
Brasil Telecom SA	396,753	3,082,247
Brasil Telecom SA ADR	14,349	335,910
#Braskem SA Preferred A Sponsored ADR	10,200	257,346
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	70,200	2,678,832
Cia de Bebidas das Americas SA	415	11,151
Cia de Bebidas das Americas SA Preferred ADR	758,000	20,238,600
Cia de Transmissao de Energia Electrica Paulista Series A	4,800	146,884
Cia Energetica de Minas Gerais SA	382,821	6,292,508
*Cia Paranaense de Energia SA Sponsored ADR Series A	13,000	332,670
Empresa Nasional de Comercio Redito e Participacoes SA	480	5,169
Gerdau SA	756,268	9,686,146
Itau Unibanco Holding SA	1,765,755	37,699,523
Itau Unibanco Holding SA ADR	271,346	5,833,939
Lojas Americanas SA	61,900	497,220
#Petroleo Brasilerio SA ADR	1,376,550	45,770,288
Tele Norte Leste Participacoes SA	118,734	1,893,248
Tele Norte Leste Participacoes SA ADR	127,600	2,018,632
Telecomunicacoes de Sao Paulo SA	96,700	2,347,090
Telemar Norte Leste SA	26,112	788,866
#Tim Participacoes SA ADR	7,400	281,200
Ultrapar Participacoes SA Sponsored ADR	63,577	4,032,689
Usinas Siderurgicas de Minas Gerais SA Series A	387,924	4,521,649
Vale SA Series A	1,412,691	43,212,522
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	5,158,170
Vivo Participacoes SA	134,958	4,533,818

TOTAL BRAZIL		231,350,139

TOTAL PREFERRED STOCKS		231,350,139

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco Bradesco SA Preferred Rights 01/31/11	298	109
*Banco Bradesco SA Rights 01/31/11	26,249	119,675

TOTAL BRAZIL		119,784

CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	240,163	678
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	49

TOTAL CHINA		727

TAIWAN — (0.0%)
*LCY Chemical Corp. Rights 02/09/11	3,854	2,124

TOTAL RIGHTS/WARRANTS		122,635

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/11 (Collateralized by $16,005,000 FNMA 2.24%, 07/06/15, valued at $16,425,131) to be repurchased at $16,179,085	$16,179,000	16,179,000

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	194,782,119	$194,782,119
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $2,646,558) to be repurchased at $2,594,681	$2,595	2,594,665

TOTAL SECURITIES LENDING COLLATERAL		197,376,784

TOTAL INVESTMENTS — (100.0%) (Cost $1,354,271,985)##		$2,698,032,674

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$101,361,968	—	—	$101,361,968
Chile	47,293,048	—	—	47,293,048
China	96,675,700	$208,006,493	—	304,682,193
Colombia	7,040,948	—	—	7,040,948
Czech Republic	—	15,447,975	—	15,447,975
Egypt	—	2,845,216	—	2,845,216
Hungary	—	16,642,018	—	16,642,018
India	25,913,607	215,780,567	—	241,694,174
Indonesia	—	65,173,522	—	65,173,522
Israel	—	37	—	37
Malaysia	—	95,474,911	—	95,474,911
Mexico	171,590,446	8,344	—	171,598,790
Peru	8,193,657	—	—	8,193,657
Philippines	—	10,801,211	—	10,801,211
Poland	—	34,888,030	—	34,888,030
Russia	703,556	128,264,528	—	128,968,084
South Africa	54,116,310	142,131,648	—	196,247,958
South Korea	4,679,991	372,758,067	—	377,438,058
Taiwan	9,262,661	328,598,048	—	337,860,709
Thailand	47,187,595	—	—	47,187,595
Turkey	—	42,164,014	—	42,164,014
Preferred Stocks
Brazil	231,350,139	—	—	231,350,139
Rights/Warrants
Brazil	119,784	—	—	119,784
China	727	—	—	727
Taiwan	—	2,124	—	2,124
Temporary Cash Investments	—	16,179,000	—	16,179,000
Securities Lending Collateral	—	197,376,784	—	197,376,784

TOTAL	$805,490,137	$1,892,542,537	—	$2,698,032,674

See accompanying Notes to Schedules of Investments.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value†
COMMON STOCKS — (96.6%)
Consumer Discretionary — (17.7%)
*AC Moore Arts & Crafts, Inc.	17,234	$37,742
Acme United Corp.	1,030	10,300
Aldila, Inc.	2,281	11,861
American Greetings Corp. Class A	62,335	1,354,540
*Arctic Cat, Inc.	21,666	347,089
*Ascena Retail Group, Inc.	169	4,582
*Ascent Media Corp.	3,246	123,478
*Audiovox Corp. Class A	26,868	192,912
#*AutoNation, Inc.	225,645	6,478,268
*Ballantyne Strong, Inc.	1,196	8,994
#Barnes & Noble, Inc.	39,682	624,992
*Beasley Broadcast Group, Inc.	9,471	50,670
#*Beazer Homes USA, Inc.	36,700	196,345
bebe stores, Inc.	27,865	156,462
*Benihana, Inc.	3,200	26,368
*Benihana, Inc. Class A	213	1,738
*Biglari Holdings, Inc.	2,857	1,228,510
*Bluegreen Corp.	13,073	45,756
Blyth, Inc.	5,078	170,722
Bob Evans Farms, Inc.	52,387	1,649,143
Books-A-Million, Inc.	22,166	126,125
#*Boyd Gaming Corp.	27,300	295,932
*Brookfield Homes Corp.	36,782	519,362
Brown Shoe Co., Inc.	53,916	683,116
#Brunswick Corp.	25,121	500,410
*Build-A-Bear-Workshop, Inc.	30,090	230,489
#*Cabela’s, Inc.	109,175	2,718,458
*Cache, Inc.	17,998	67,672
#Callaway Golf Co.	112,370	825,920
*Cambium Learning Group, Inc.	37,138	121,441
*Canterbury Park Holding Corp.	2,755	37,055
Carnival Corp.	572,461	25,594,731
*Carriage Services, Inc.	19,056	97,376
#*Cavco Industries, Inc.	5,860	241,373
CBS Corp.	28,707	567,824
CBS Corp. Class B	955,791	18,953,336
#*Charming Shoppes, Inc.	112,182	348,886
Chico’s FAS, Inc.	36,233	395,664
Christopher & Banks Corp.	62,531	357,052
Churchill Downs, Inc.	3,871	160,298
Cinemark Holdings, Inc.	14,500	245,775
*Clear Channel Outdoor Holdings, Inc.	7,177	99,689
*Coast Distribution System, Inc.	547	2,144
#*Collective Brands, Inc.	59,190	1,205,108
Comcast Corp. Class A	3,570,978	81,239,750
Comcast Corp. Special Class A	1,432,185	30,706,046
#*Conn’s, Inc.	229	1,012
*Core-Mark Holding Co., Inc.	24,059	814,157
CSS Industries, Inc.	12,410	227,848
*Culp, Inc.	12,336	123,237
*Cybex International, Inc.	29,563	22,172
*dELiA*s, Inc.	22,143	40,965
*Delta Apparel, Inc.	7,832	100,798
*Destination Maternity Corp.	11,225	454,949
Dillard’s, Inc.	120,300	4,778,316
*DineEquity, Inc.	28,720	1,481,378
#*Discovery Communications, Inc. Class A	115,229	4,493,931
#*Discovery Communications, Inc. Class B	3,937	151,575

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Discovery Communications, Inc. Class C	162,790	$5,528,348
*Dixie Group, Inc.	11,800	52,392
*Dolan Media Co.	2,577	35,331
*Dorman Products, Inc.	14,657	471,516
*Dover Motorsports, Inc.	15,200	28,576
DR Horton, Inc.	181,125	2,244,139
*Duckwall-ALCO Stores, Inc.	700	9,296
Educational Development Corp.	1,700	11,560
*EW Scripps Co. Class A (The)	2,525	22,927
*Exide Technologies	12,623	121,307
*Federal-Mogul Corp.	40,785	960,895
Finish Line, Inc. Class A	73,309	1,128,226
*Fisher Communications, Inc.	10,146	244,924
*Flanigan’s Enterprises, Inc.	865	7,188
Flexsteel Industries, Inc.	2,068	34,991
Foot Locker, Inc.	219,549	3,921,145
Fortune Brands, Inc.	149,626	9,228,932
Fred’s, Inc.	45,030	604,753
Frisch’s Restaurants, Inc.	600	12,696
*Full House Resorts, Inc.	1,074	4,822
*Furniture Brands International, Inc.	59,288	266,796
Gaiam, Inc.	2,188	16,694
#*GameStop Corp. Class A	95,200	2,005,864
*GameTech International, Inc.	2,360	1,085
Gaming Partners International Corp.	500	3,455
Gannett Co., Inc.	12,478	183,926
*Gaylord Entertainment Co.	45,753	1,525,405
*Genesco, Inc.	28,145	1,045,024
*Gray Television, Inc.	5,550	10,989
*Great Wolf Resorts, Inc.	39,658	115,405
Group 1 Automotive, Inc.	57,936	2,192,298
*Hallwood Group, Inc.	296	7,400
*Hastings Entertainment, Inc.	1,420	7,867
Haverty Furniture Cos., Inc.	34,353	413,610
*Helen of Troy, Ltd.	64,389	1,807,399
*Hollywood Media Corp.	28,505	55,300
Hooker Furniture Corp.	13,559	181,826
Hot Topic, Inc.	32,189	174,786
*HSN, Inc.	15,083	424,737
*Hyatt Hotels Corp. Class A	1,785	86,733
*Iconix Brand Group, Inc.	95,618	1,898,017
*Isle of Capri Casinos, Inc.	15,000	141,300
*J. Alexander’s Corp.	9,196	46,992
J.C. Penney Co., Inc.	208,599	6,689,770
#*JAKKS Pacific, Inc.	15,841	273,891
Jarden Corp.	108,050	3,662,895
*Johnson Outdoors, Inc. Class A	18,189	276,837
Jones Group, Inc. (The)	106,821	1,355,558
*Journal Communications, Inc.	5,671	27,221
*Kenneth Cole Productions, Inc. Class A	10,072	137,382
*Kid Brands, Inc.	20,011	182,300
KSW, Inc.	446	1,695
*K-Swiss, Inc. Class A	3,526	40,549
Lacrosse Footwear, Inc.	375	5,786
*Lakeland Industries, Inc.	11,757	104,285
*Lakes Entertainment, Inc.	18,640	53,124
*Lazare Kaplan International, Inc.	12,780	18,723
*La-Z-Boy, Inc.	9,199	76,536
#Lennar Corp. Class A	224,100	4,338,576
Lennar Corp. Class B Voting	2,487	39,469
#*Liberty Global, Inc. Class A	1,678	68,060

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Liberty Global, Inc. Class C	49,545	$1,896,087
*Liberty Media Corp. Capital Class A	217,289	14,267,196
*Liberty Media Corp. Capital Class B	6,066	394,593
*Liberty Media Corp. Interactive Class A	882,463	13,978,214
*Liberty Media Corp. Interactive Class B	35,706	568,261
*Liberty Media-Starz Corp. Series A	19,451	1,296,798
*Liberty Media-Starz Corp. Series B	1,766	117,757
*Life Time Fitness, Inc.	12,573	501,411
*Lifetime Brands, Inc.	17,058	206,914
Lithia Motors, Inc.	39,056	527,256
#*Live Nation Entertainment, Inc.	147,097	1,529,809
#*Liz Claiborne, Inc.	241	1,191
*Luby’s, Inc.	42,423	244,781
*M/I Homes, Inc.	37,930	556,054
Mac-Gray Corp.	13,366	196,881
Macy’s, Inc.	27,800	643,570
*Madison Square Garden, Inc.	12,100	305,162
Marcus Corp.	25,596	303,313
*MarineMax, Inc.	25,977	234,832
*McClatchy Co. (The)	1,317	6,717
*McCormick & Schmick’s Seafood Restaurants, Inc.	26,747	240,723
MDC Holdings, Inc.	18,400	568,744
*Media General, Inc. Class A	27,660	138,853
Men’s Wearhouse, Inc. (The)	82,560	2,163,898
*Meritage Homes Corp.	28,156	646,462
#*MGM Resorts International	161,800	2,399,494
*Modine Manufacturing Co.	12,724	209,946
*Mohawk Industries, Inc.	98,740	5,485,007
*Monarch Casino & Resort, Inc.	555	6,016
*Morton’s Restaurant Group, Inc.	8,179	52,427
*Motorcar Parts of America, Inc.	2,652	38,189
*Movado Group, Inc.	30,500	439,505
*MTR Gaming Group, Inc.	24,135	55,269
*Multimedia Games, Inc.	26,639	141,986
*Nautilus, Inc.	6,144	14,991
*Navarre Corp.	340	724
*New Frontier Media, Inc.	20,483	40,556
*New York & Co., Inc.	16,301	91,123
News Corp. Class A	2,360,850	35,459,967
News Corp. Class B	937,272	15,539,970
#*O’Charley’s, Inc.	19,478	134,788
#*Orient-Express Hotels, Ltd.	81,098	986,152
Outdoor Channel Holdings, Inc.	37,022	296,176
#*Pacific Sunwear of California, Inc.	48,428	206,303
*Penn National Gaming, Inc.	19,180	685,301
*Penske Automotive Group, Inc.	59,294	1,002,069
Pep Boys - Manny, Moe & Jack (The)	81,600	1,137,504
*Perry Ellis International, Inc.	23,892	672,560
*Phillips-Van Heusen Corp.	40,464	2,361,884
*Pinnacle Entertainment, Inc.	94,530	1,425,512
#*Pulte Group, Inc.	73,084	576,633
*Quiksilver, Inc.	7,429	33,208
#*Radio One, Inc.	14,255	17,819
*RC2 Corp.	10,859	220,655
*Red Lion Hotels Corp.	17,936	137,569
#*Red Robin Gourmet Burgers, Inc.	41,775	862,236
Regis Corp.	57,983	971,795
Rent-A-Center, Inc.	76,435	2,273,177
*Retail Ventures, Inc.	69,367	1,046,054
*Rick’s Cabaret International, Inc.	9,575	83,686
*Rocky Brands, Inc.	10,329	113,619

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Royal Caribbean Cruises, Ltd.	322,500	$14,480,250
*Ruby Tuesday, Inc.	68,262	920,172
*Saga Communications, Inc.	6,520	168,542
#*Saks, Inc.	79,902	936,451
Salem Communications Corp.	5,831	18,601
Scholastic Corp.	38,300	1,138,659
#*Sears Holdings Corp.	130,528	9,837,895
Service Corp. International	277,569	2,406,523
Shiloh Industries, Inc.	25,373	327,819
*Shoe Carnival, Inc.	22,300	551,925
Sinclair Broadcast Group, Inc. Class A	67,661	593,387
*Skechers U.S.A., Inc. Class A	49,610	1,020,478
Skyline Corp.	3,023	60,732
Spartan Motors, Inc.	16,427	102,504
Speedway Motorsports, Inc.	62,139	899,773
*Sport Chalet, Inc. Class A	875	2,170
*Sport Chalet, Inc. Class B	299	852
Stage Stores, Inc.	60,550	938,525
Standard Motor Products, Inc.	28,160	341,018
*Standard Pacific Corp.	78,065	343,486
Stanley Black & Decker, Inc.	54,036	3,927,336
*Stanley Furniture, Inc.	16,348	67,844
Stein Mart, Inc.	12,133	95,062
*Steinway Musical Instruments, Inc.	12,347	235,951
Stewart Enterprises, Inc.	85,569	545,930
Strattec Security Corp.	5,556	178,903
Superior Industries International, Inc.	40,100	802,000
*Syms Corp.	5,500	34,760
*Systemax, Inc.	7,773	106,179
*Tandy Brands Accessories, Inc.	10,432	30,253
Tandy Leather Factory, Inc.	500	2,570
*Timberland Co. Class A	1,169	31,247
Time Warner Cable, Inc.	693,942	47,070,086
Time Warner, Inc.	1,534,860	48,271,347
*Toll Brothers, Inc.	203,299	4,114,772
*Trans World Entertainment Corp.	5,781	10,232
*TRW Automotive Holdings Corp.	153,112	9,134,662
#*Tuesday Morning Corp.	60,500	299,475
*Unifi, Inc.	54,494	906,235
#*Vail Resorts, Inc.	15,400	739,970
Walt Disney Co. (The)	519,013	20,174,035
#Washington Post Co. Class B	5,780	2,475,863
Wendy’s/Arby’s Group, Inc.	201,704	974,230
#*West Marine, Inc.	26,563	339,741
#Whirlpool Corp.	1,800	153,900
Williams-Sonoma, Inc.	11,805	380,121
Wyndham Worldwide Corp.	262,116	7,373,323

Total Consumer Discretionary		546,712,507

Consumer Staples — (6.7%)
*Alliance One International, Inc.	7,131	27,312
Andersons, Inc. (The)	11,974	464,352
Archer-Daniels-Midland Co.	813,476	26,576,261
B&G Foods, Inc.	30,873	414,624
Bunge, Ltd.	118,968	8,098,152
*Cagle’s, Inc. Class A	955	7,583
CCA Industries, Inc.	8,323	50,021
*Central European Distribution Corp.	57,775	1,325,359
*Central Garden & Pet Co.	37,832	367,349
*Central Garden & Pet Co. Class A	48,053	455,542
*Chiquita Brands International, Inc.	70,190	1,082,330

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class A	249,042	$4,786,587
*Constellation Brands, Inc. Class B	12,715	242,857
Corn Products International, Inc.	62,117	2,865,457
*Craft Brewers Alliance, Inc.	2,746	20,156
CVS Caremark Corp.	1,510,745	51,667,479
Del Monte Foods Co.	342,870	6,500,815
*Elizabeth Arden, Inc.	21,291	544,837
Farmer Brothers Co.	17,539	227,481
Griffin Land & Nurseries, Inc. Class A	1,500	43,980
*Hain Celestial Group, Inc.	63,205	1,683,149
*Harbinger Group, Inc.	3,064	17,649
*HQ Sustainable Maritime Industries, Inc.	10,070	43,502
Imperial Sugar Co.	10,122	121,262
Ingles Markets, Inc.	12,616	244,372
Inter Parfums, Inc.	97	1,730
J.M. Smucker Co.	108,204	6,725,961
#*John B. Sanfilippo & Son, Inc.	9,100	103,376
Kraft Foods, Inc.	2,081,099	63,619,196
*Mannatech, Inc.	13,238	23,564
MGP Ingredients, Inc.	3,959	37,393
Molson Coors Brewing Co.	190,750	8,940,453
Molson Coors Brewing Co. Class A	1,908	88,894
*Nutraceutical International Corp.	17,801	246,900
Oil-Dri Corp. of America	236	4,503
*Omega Protein Corp.	27,752	226,456
*Pantry, Inc.	24,824	413,816
*Parlux Fragrances, Inc.	756	2,525
*Physicians Formula Holdings, Inc.	15,201	58,524
*Prestige Brands Holdings, Inc.	112,017	1,236,668
*Ralcorp Holdings, Inc.	59,647	3,650,396
*Seneca Foods Corp. Class B	300	8,304
*Smart Balance, Inc.	65,406	261,951
*Smithfield Foods, Inc.	185,173	3,686,794
Spartan Stores, Inc.	18,468	267,601
#SUPERVALU, Inc.	191,716	1,397,610
*Susser Holdings Corp.	14,936	215,377
Tasty Baking Co.	7,784	28,412
Tyson Foods, Inc. Class A	405,030	6,662,744
#Universal Corp.	18,490	700,586
*Winn-Dixie Stores, Inc.	92,300	588,874

Total Consumer Staples		207,077,076

Energy — (16.5%)
Adams Resources & Energy, Inc.	6,758	169,018
*Allis-Chalmers Energy, Inc.	10,958	83,062
Alon USA Energy, Inc.	33,484	261,510
Anadarko Petroleum Corp.	845,068	65,137,841
Apache Corp.	80,277	9,581,863
*Approach Resources, Inc.	7,782	207,546
#*ATP Oil & Gas Corp.	13,671	231,860
Baker Hughes, Inc.	100,807	6,906,288
*Barnwell Industries, Inc.	5,190	38,821
*Basic Energy Services, Inc.	52,227	953,665
#Berry Petroleum Corp. Class A	54,457	2,541,508
#*Bill Barrett Corp.	31,238	1,280,133
*Bolt Technology Corp.	464	6,598
*Bristow Group, Inc.	41,500	2,136,835
*Bronco Drilling Co., Inc.	5,184	35,873
#Cabot Oil & Gas Corp.	25,205	1,049,284
*Cal Dive International, Inc.	53,900	330,946
Chesapeake Energy Corp.	833,400	24,610,302

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chevron Corp.	112,778	$10,706,016
Cimarex Energy Co.	16,380	1,705,649
*Complete Production Services, Inc.	68,227	1,906,262
ConocoPhillips	1,766,829	126,257,600
*Crimson Exploration, Inc.	24,954	106,055
Crosstex Energy, Inc.	46,661	394,752
*CVR Energy, Inc.	18,688	323,676
*Dawson Geophysical Co.	269	9,095
Delek US Holdings, Inc.	63,356	527,755
*Denbury Resources, Inc	167,907	3,416,907
DHT Holdings, Inc.	1,847	9,401
*Double Eagle Petroleum Co.	5,437	42,354
*Energy Partners, Ltd.	100	1,609
#*Exterran Holdings, Inc.	85,189	2,113,539
General Maritime Corp.	12,382	37,889
*GeoResources, Inc.	7,525	207,991
*Global Industries, Ltd.	36,106	289,390
Gulf Island Fabrication, Inc.	4,092	110,811
*Gulfmark Offshore, Inc.	37,045	1,424,380
#*Harvest Natural Resources, Inc.	45,263	503,325
*Helix Energy Solutions Group, Inc.	93,310	1,157,044
Helmerich & Payne, Inc.	106,356	6,246,288
*Hercules Offshore, Inc.	26,516	87,768
Hess Corp.	378,130	31,808,296
*HKN, Inc.	15,681	53,472
#*Hornbeck Offshore Services, Inc.	16,700	396,458
*International Coal Group, Inc.	121,496	1,123,838
#*Key Energy Services, Inc.	56,774	755,662
Marathon Oil Corp.	903,937	41,309,921
*Matrix Service Co.	8,405	94,640
*Mitcham Industries, Inc.	7,044	77,554
Murphy Oil Corp.	124,101	8,227,896
*Nabors Industries, Ltd.	276,982	6,758,361
National-Oilwell, Inc.	515,481	38,094,046
*Natural Gas Services Group, Inc.	17,452	311,693
*Newpark Resources, Inc.	101,220	605,296
Noble Energy, Inc.	118,890	10,830,879
*Oil States International, Inc.	25,058	1,697,930
#Overseas Shipholding Group, Inc.	31,709	1,054,007
*Parker Drilling Co.	115,224	500,072
#*Patriot Coal Corp.	52,400	1,371,308
Patterson-UTI Energy, Inc.	152,325	3,555,266
*Petrohawk Energy Corp.	117,383	2,353,529
*Petroleum Development Corp.	26,573	1,209,337
*PHI, Inc. Non-Voting	21,578	444,938
*PHI, Inc. Voting	1,099	25,277
*Pioneer Drilling Co.	67,927	601,833
Pioneer Natural Resources Co.	155,717	14,818,030
*Plains Exploration & Production Co.	162,430	5,750,022
*Pride International, Inc.	119,278	3,876,535
QEP Resources, Inc.	44,578	1,811,650
*REX American Resources Corp.	4,050	60,993
*Rosetta Resources, Inc.	62,789	2,508,421
*Rowan Cos., Inc.	121,858	4,177,292
Schlumberger, Ltd.	35,248	3,136,720
SEACOR Holdings, Inc.	36,653	3,873,856
#*Seahawk Drilling, Inc.	4,602	31,961
Southern Union Co.	—	—
#*Stone Energy Corp.	16,671	387,601
Sunoco, Inc.	149,214	6,334,134
*Swift Energy Corp.	63,730	2,718,722

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Teekay Corp.	20,008	$677,471
*Tesoro Petroleum Corp.	168,807	3,249,535
*Tetra Technologies, Inc.	38,070	432,094
*TGC Industries, Inc.	1,445	6,633
Tidewater, Inc.	50,804	3,022,330
*Union Drilling, Inc.	22,000	160,600
*Unit Corp.	57,000	2,918,400
#*USEC, Inc.	168,662	936,074
Valero Energy Corp.	658,099	16,689,391
*Western Refining, Inc.	68,485	834,147
*Whiting Petroleum Corp.	55,057	6,952,598
*Willbros Group, Inc.	14,140	169,114

Total Energy		511,944,342

Financials — (20.2%)
1st Source Corp.	44,955	847,402
21st Century Holding Co.	13,665	45,368
Abington Bancorp, Inc.	62,762	779,504
Access National Corp.	100	679
*Affirmative Insurance Holdings, Inc.	14,714	36,785
*Allegheny Corp.	7,843	2,421,762
*Alliance Bancorp, Inc. of Pennsylvania	180	1,935
*Allied World Assurance Co. Holdings, Ltd.	10,439	629,785
Allstate Corp. (The)	409,752	12,759,677
Alterra Capital Holdings, Ltd.	34,361	740,480
*American Capital, Ltd.	422,803	3,454,301
American Equity Investment Life Holding Co.	88,700	1,124,716
American Financial Group, Inc.	199,200	6,479,976
*American Independence Corp.	866	4,330
American National Insurance Co.	44,363	3,698,987
*American River Bankshares	634	4,146
*American Safety Insurance Holdings, Ltd.	15,049	301,883
*Ameris Bancorp.	24,272	231,312
*AmeriServe Financial, Inc.	33,075	68,796
*Arch Capital Group, Ltd.	31,623	2,790,730
Argo Group International Holdings, Ltd.	38,796	1,381,914
Aspen Insurance Holdings, Ltd.	102,623	3,083,821
*Asset Acceptance Capital Corp.	3,458	20,955
#Associated Banc-Corp.	150,275	2,100,845
Assurant, Inc.	36,120	1,416,988
#Assured Guaranty, Ltd.	122,989	1,778,421
Asta Funding, Inc.	8,397	64,447
*Atlantic Coast Federal Corp.	2,955	5,969
*Avatar Holdings, Inc.	18,272	364,892
Axis Capital Holdings, Ltd.	119,779	4,261,737
*B of I Holding, Inc.	9,809	148,214
Baldwin & Lyons, Inc.	300	6,309
Baldwin & Lyons, Inc. Class B	8,321	186,973
*Bancorp, Inc.	1,342	12,615
*BancTrust Financial Group, Inc.	34,553	96,403
Bank Mutual Corp.	50,249	222,603
Bank of America Corp.	7,159,212	98,295,981
#*BankAtlantic Bancorp, Inc.	48,361	48,361
BankFinancial Corp.	39,867	363,587
Banner Corp.	13,022	30,732
BCB Bancorp, Inc.	2,100	22,743
Berkshire Hills Bancorp, Inc.	23,562	500,457
Boston Private Financial Holdings, Inc.	71,286	478,329
*Cadence Financial Corp.	23,637	58,856
#Capital City Bank Group, Inc.	16,636	210,445
Capital One Financial Corp.	571,140	27,506,102

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital Southwest Corp.	7,189	$701,287
CapitalSource, Inc.	125,238	966,837
#Carver Bancorp, Inc.	500	1,075
Cathay General Bancorp	67,312	1,165,171
Century Bancorp, Inc. Class A	1,096	29,526
CFS Bancorp, Inc.	14,148	75,267
Chemical Financial Corp.	5,162	107,163
*Chicopee Bancorp, Inc.	1,000	14,450
#Chubb Corp.	15,067	872,831
#Cincinnati Financial Corp.	134,575	4,311,783
*Citigroup, Inc.	13,095,866	63,122,074
*Citizens Community Bancorp, Inc.	10,355	51,671
Citizens South Banking Corp.	1,934	8,645
CME Group, Inc.	82,877	25,572,527
*CNA Financial Corp.	313,566	8,425,518
*CNA Surety Corp.	39,461	948,248
*CNO Financial Group, Inc.	51,314	324,818
#CoBiz Financial, Inc.	18,322	116,894
Codorus Valley Bancorp, Inc.	115	1,167
#Comerica, Inc.	13,900	530,980
*Community West Bancshares	400	1,752
*CompuCredit Holdings Corp.	55,005	332,230
*Cowen Group, Inc.	5,814	26,337
*Crescent Financial Corp.	18,440	42,228
Delphi Financial Group, Inc. Class A	276	7,943
Discover Financial Services	23,980	493,748
Donegal Group, Inc. Class A	30,619	396,516
Donegal Group, Inc. Class B	300	5,144
*E*Trade Financial Corp.	103,341	1,711,327
Eastern Insurance Holdings, Inc.	23,326	303,005
Eastern Virginia Bankshares, Inc.	560	2,660
EMC Insurance Group, Inc.	20,279	455,669
*Encore Bancshares, Inc.	7,009	81,164
*Encore Capital Group, Inc.	3,296	74,984
Endurance Specialty Holdings, Ltd.	76,288	3,546,629
Enterprise Financial Services Corp.	6,453	83,760
ESB Financial Corp.	550	7,568
ESSA Bancorp, Inc.	9,935	125,479
Evans Bancorp, Inc.	1,681	24,459
Everest Re Group, Ltd.	53,099	4,475,184
#F.N.B. Corp.	104,933	1,059,823
*Farmers Capital Bank Corp.	918	6,738
FBL Financial Group, Inc. Class A	35,719	993,345
Federal Agricultural Mortgage Corp.	8,800	135,872
Federal Agricultural Mortgage Corp. Class A	177	2,274
Fidelity Bancorp, Inc.	400	2,900
Fidelity National Financial, Inc.	75,967	1,021,756
#*Fidelity Southern Corp.	6,550	55,279
Financial Institutions, Inc.	1,282	24,781
*First Acceptance Corp.	39,006	71,771
First Bancorp.	13,653	205,205
*First Bancshares, Inc.	400	2,736
First Bancshares, Inc. (The)	300	2,736
First Busey Corp.	17,463	85,918
First Business Financial Services, Inc.	482	5,919
First Citizens BancShares, Inc.	12,866	2,588,253
*First Defiance Financial Corp.	9,457	123,792
*First Federal of Northern Michigan Bancorp, Inc.	1,100	4,334
First Financial Holdings, Inc.	14,857	153,919
First Financial Northwest, Inc.	25,471	119,714
*First Financial Service Corp.	900	4,131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Franklin Corp.	205	$2,960
*First Horizon National Corp.	5,453	61,782
First Merchants Corp.	28,856	261,435
First Mercury Financial Corp.	13,746	226,122
First Midwest Bancorp, Inc.	33,900	396,291
#First Niagara Financial Group, Inc.	29,650	411,542
#First Pactrust Bancorp, Inc.	2,839	39,519
*First Place Financial Corp.	21,198	60,202
*First Security Group, Inc.	12,267	11,654
First South Bancorp, Inc.	1,978	11,472
*FirstCity Financial Corp.	5,872	45,567
Flagstone Reinsurance Holdings SA	45,783	561,300
Flushing Financial Corp.	7,924	112,917
#*FNB United Corp.	19,609	8,236
*Fox Chase Bancorp, Inc.	360	4,424
*FPIC Insurance Group, Inc.	12,323	440,670
Fulton Financial Corp.	27,164	280,332
German American Bancorp, Inc.	9,748	166,886
*Global Indemnity P.L.C.	5,788	115,268
#Great Southern Bancorp, Inc.	3,862	84,578
#*Greene Bancshares, Inc.	16,271	51,254
GS Financial Corp.	400	4,000
*Guaranty Bancorp	84,499	124,214
*Guaranty Federal Bancshares, Inc.	1,684	11,535
*Hallmark Financial Services, Inc.	26,292	223,219
Hampden Bancorp, Inc.	5,886	71,515
Hanover Insurance Group, Inc.	88,829	4,201,612
Hartford Financial Services Group, Inc.	478,387	13,289,591
HCC Insurance Holdings, Inc.	19,162	580,225
Heartland Financial USA, Inc.	3,852	65,137
*Heritage Commerce Corp.	23,131	105,940
*Heritage Financial Corp.	2,869	40,883
HF Financial Corp.	400	4,428
*Hilltop Holdings, Inc.	8,181	80,256
Hingham Institution for Savings	500	25,000
*HMN Financial, Inc.	3,996	10,669
*Home Bancorp, Inc.	206	2,843
Home Federal Bancorp, Inc.	12,547	134,504
HopFed Bancorp, Inc.	6,649	62,501
Horace Mann Educators Corp.	58,206	1,005,800
Horizon Bancorp	300	8,160
Huntington Bancshares, Inc.	144,163	1,043,740
Independence Holding Co.	22,770	179,655
Indiana Community Bancorp	2,029	32,565
Infinity Property & Casualty Corp.	27,257	1,628,333
*Internet Capital Group, Inc.	51,999	633,348
*Investment Technology Group, Inc.	1,600	29,488
Investors Title Co.	1,169	37,396
JPMorgan Chase & Co.	23,733	1,066,561
Kentucky First Federal Bancorp	2,800	26,040
KeyCorp	560,288	4,986,563
Lakeland Bancorp, Inc.	9,909	95,323
Landmark Bancorp, Inc.	1,701	28,015
Legacy Bancorp, Inc.	20,895	271,635
Legg Mason, Inc.	128,883	4,269,894
Lincoln National Corp.	460,953	13,293,885
LNB Bancorp, Inc.	13,395	70,726
Loews Corp.	627,434	25,128,732
*Louisiana Bancorp, Inc.	5,606	82,689
#*Macatawa Bank Corp.	19,463	83,691
*Magyar Bancorp, Inc.	500	2,075

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Maiden Holdings, Ltd.	7,690	$61,520
MainSource Financial Group, Inc.	47,000	426,995
*Marlin Business Services Corp.	14,964	195,430
Marshall & Ilsley Corp.	470,172	3,286,502
MB Financial, Inc.	2,100	41,286
#*MBIA, Inc.	337,600	3,612,320
#*MBT Financial Corp.	23,185	42,892
MCG Capital Corp.	4,861	33,055
Meadowbrook Insurance Group, Inc.	57,745	548,000
Medallion Financial Corp.	19,310	151,197
#Mercantile Bank Corp.	4,474	40,848
Mercer Insurance Group, Inc.	14,186	397,917
*Meridian Interstate Bancorp, Inc.	2,496	30,451
Meta Financial Group, Inc.	1,251	18,853
MetLife, Inc.	897,043	41,057,658
*Metro Bancorp, Inc.	1,530	18,406
*MetroCorp Bancshares, Inc.	2,250	8,888
*MF Global Holdings, Ltd.	111,753	925,315
#*MGIC Investment Corp.	30,175	253,168
MicroFinancial, Inc.	5,900	24,485
MidWestOne Financial Group, Inc.	541	7,612
Montpelier Re Holdings, Ltd.	38,400	762,240
Morgan Stanley	743,648	21,863,251
MutualFirst Financial, Inc.	2,300	23,575
*NASDAQ OMX Group, Inc. (The)	40,529	992,150
National Penn Bancshares, Inc.	11,939	97,422
National Western Life Insurance Co. Class A	900	155,682
*Navigators Group, Inc. (The)	7,413	362,792
*New Century Bancorp, Inc.	600	3,018
New Hampshire Thrift Bancshares, Inc.	3,667	48,221
New Westfield Financial, Inc.	8,444	71,605
NewAlliance Bancshares, Inc.	83,048	1,241,568
*NewBridge Bancorp	6,172	31,415
*Newport Bancorp, Inc.	700	8,778
#*NewStar Financial, Inc.	52,589	509,587
*North Valley Bancorp	907	8,326
Northeast Community Bancorp, Inc.	18,190	113,506
Northrim Bancorp, Inc.	6,379	120,180
NYSE Euronext, Inc.	192,066	6,109,619
*Ocwen Financial Corp.	2,100	21,210
#Old Republic International Corp.	357,183	4,368,348
#Old Second Bancorp, Inc.	10,713	16,819
OneBeacon Insurance Group, Ltd.	9,253	127,229
Oppenheimer Holdings, Inc. Class A	1,674	43,691
#*Pacific Mercantile Bancorp	16,756	64,343
*Pacific Premier Bancorp, Inc.	100	667
Parkvale Financial Corp.	102	1,096
PartnerRe, Ltd.	52,224	4,276,101
#*Penson Worldwide, Inc.	25,072	119,343
Peoples Bancorp of North Carolina	250	1,592
Peoples Bancorp, Inc.	17,708	240,652
People’s United Financial, Inc.	23,949	309,182
#*PHH Corp.	92,304	2,205,143
*Phoenix Cos., Inc. (The)	42,031	107,599
*PICO Holdings, Inc.	82	2,540
#*Pinnacle Financial Partners, Inc.	27,599	379,762
*Platinum Underwriters Holdings, Ltd.	24,489	1,082,414
*Popular, Inc.	194,141	623,193
Porter Bancorp, Inc.	1,737	16,467
*Preferred Bank	1,179	2,169
Premier Financial Bancorp, Inc.	1,301	8,300

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Presidential Life Corp.	29,727	$281,812
#*Princeton National Bancorp, Inc.	800	3,584
Protective Life Corp.	96,837	2,669,796
Provident Financial Holdings, Inc.	544	4,216
Provident Financial Services, Inc.	69,290	1,015,098
Provident New York Bancorp	70,554	658,269
Prudential Financial, Inc.	562,379	34,591,932
#Pulaski Financial Corp.	4,550	33,761
Radian Group, Inc.	217,050	1,558,419
Regions Financial Corp.	1,304,230	9,260,033
Reinsurance Group of America, Inc.	169,166	9,737,195
Renasant Corp.	46,114	718,917
*Republic First Bancorp, Inc.	2,474	7,867
Resource America, Inc.	21,502	147,504
*Riverview Bancorp, Inc.	15,319	47,336
Rome Bancorp, Inc.	12,561	147,969
Safety Insurance Group, Inc.	16,251	773,385
Sanders Morris Harris Group, Inc.	51,590	358,035
Sandy Spring Bancorp, Inc.	22,323	428,602
Savannah Bancorp, Inc. (The)	2,998	22,425
SeaBright Holdings, Inc.	40,890	397,042
Selective Insurance Group, Inc.	72,997	1,297,887
*SI Financial Group, Inc.	5,444	49,540
Simmons First National Corp.	4,514	125,444
Somerset Hills Bancorp	4,317	40,796
*Southcoast Financial Corp.	100	295
*Southern Community Financial Corp.	29,890	50,813
*Southern First Bancshares, Inc.	1,006	8,062
Southern Missouri Bancorp, Inc.	41	777
#*Southwest Bancorp, Inc.	23,408	320,456
State Auto Financial Corp.	64,851	988,978
StellarOne Corp.	24,967	362,771
Stewart Information Services Corp.	12,271	140,012
*Stratus Properties, Inc.	3,069	29,524
*Sun Bancorp, Inc.	14,524	60,129
SunTrust Banks, Inc.	617,728	18,797,463
Susquehanna Bancshares, Inc.	124,870	1,193,757
#*Taylor Capital Group, Inc.	1,583	16,257
Teche Holding Co.	600	21,750
*Tennessee Commerce Bancorp, Inc.	423	2,119
TF Financial Corp.	600	13,590
Timberland Bancorp, Inc.	2,500	11,550
#TowneBank	5,371	80,028
Transatlantic Holdings, Inc.	91,903	4,728,409
Travelers Cos., Inc. (The)	307,550	17,302,763
*Tree.com, Inc.	5,635	47,503
Umpqua Holdings Corp.	92,268	1,012,180
Unico American Corp.	1,900	18,886
Union First Market Bankshares Corp.	12,821	156,673
*United Community Banks, Inc.	38,189	64,921
United Financial Bancorp, Inc.	14,767	226,378
United Fire & Casualty Co.	41,412	830,104
*United PanAm Financial Corp.	8,841	61,268
*United Security Bancshares	354	1,239
Unitrin, Inc.	90,527	2,436,082
*Unity Bancorp, Inc.	3,306	22,398
Unum Group	530,100	13,220,694
Validus Holdings, Ltd.	56,030	1,703,312
*Virginia Commerce Bancorp, Inc.	22,274	133,867
VIST Financial Corp.	271	2,249
Washington Banking Co.	432	5,897

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waterstone Financial, Inc.	1,300	$3,510
Webster Financial Corp.	21,900	501,072
WesBanco, Inc.	34,885	657,582
Wesco Financial Corp.	12,007	4,512,111
West Bancorporation, Inc.	15,929	114,291
*West Coast Bancorp.	489	1,589
White Mountains Insurance Group, Ltd.	18,187	6,183,580
White River Capital, Inc.	300	5,268
Whitney Holding Corp.	55,150	734,046
#Wintrust Financial Corp.	2,910	95,768
WR Berkley Corp.	21,887	618,308
*WSB Holdings, Inc.	100	295
Xl Group P.L.C.	73,010	1,673,389
*Yadkin Valley Financial Corp.	16,710	46,120
#Zions Bancorporation	174,672	4,118,766
*ZipRealty, Inc.	10,228	27,411

Total Financials		627,171,681

Health Care — (7.4%)
*Accelrys, Inc.	9,534	78,369
*ADVENTRX Pharmaceuticals, Inc.	437	1,009
Aetna, Inc.	503,313	16,579,130
*Affymetrix, Inc.	44,008	213,439
*Albany Molecular Research, Inc.	35,737	178,328
#*Alere, Inc.	74,130	2,903,672
*Allied Healthcare International, Inc.	67,398	163,103
*Allied Healthcare Products, Inc.	1,000	4,220
*American Dental Partners, Inc.	25,798	327,893
*Amsurg Corp.	28,998	610,988
Analogic Corp.	8,599	439,151
*AngioDynamics, Inc.	47,752	773,344
*Anika Therapeutics, Inc.	17,185	120,123
Arrhythmia Research Technology, Inc.	1,200	6,672
#*Assisted Living Concepts, Inc.	17,742	584,067
*BioClinica, Inc.	9,550	42,880
#*BioScrip, Inc.	37,700	195,286
*BMP Sunstone Corp.	4,209	41,837
*Boston Scientific Corp.	1,019,920	7,119,042
*Brookdale Senior Living, Inc.	16,954	370,445
*Cambrex Corp.	23,463	106,991
Cantel Medical Corp.	1,606	34,192
*Capital Senior Living Corp.	45,270	309,194
*CareFusion Corp.	207,163	5,330,304
*Celera Corp.	91,861	568,160
*Codexis, Inc.	8,537	77,089
*Community Health Systems, Inc.	105,314	3,698,628
*CONMED Corp.	43,239	1,128,970
Cooper Cos., Inc.	65,164	3,736,504
*Coventry Health Care, Inc.	141,956	4,254,421
*Cross Country Healthcare, Inc.	33,630	242,136
*Cutera, Inc.	22,757	186,152
Daxor Corp.	545	5,161
*Digirad Corp.	26,648	60,224
#*Dynacq Healthcare, Inc.	909	2,027
*Five Star Quality Care, Inc.	38,499	241,004
*Gentiva Health Services, Inc.	28,510	656,300
*Greatbatch, Inc.	29,721	699,930
*Health Net, Inc.	103,073	2,940,673
*HealthSpring, Inc.	86,917	2,641,408
*Healthways, Inc.	20,167	241,399
Hill-Rom Holdings, Inc.	30,037	1,215,597

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Hologic, Inc.	305,036	$6,076,317
*Humana, Inc.	236,814	13,728,108
*IntegraMed America, Inc.	3,874	36,958
Invacare Corp.	26,628	735,998
*Kendle International, Inc.	11,329	128,697
Kewaunee Scientific Corp.	1,631	22,377
*Kindred Healthcare, Inc.	43,118	806,738
*King Pharmaceuticals, Inc.	426,520	6,073,645
*LCA-Vision, Inc.	5,205	35,238
*LeMaitre Vascular, Inc.	5,100	35,802
*LifePoint Hospitals, Inc.	82,208	2,893,722
*Martek Biosciences Corp.	20,816	653,831
Maxygen, Inc.	45,644	181,207
*MedCath Corp.	30,240	404,914
*Medical Action Industries, Inc.	26,509	214,723
*MediciNova, Inc.	623	3,109
Medicis Pharmaceutical Corp. Class A	600	15,258
MEDTOX Scientific, Inc.	7,900	106,413
*Misonix, Inc.	4,083	9,575
*Molina Healthcare, Inc.	12,070	370,066
*NovaMed, Inc.	10,734	140,401
Omnicare, Inc.	197,388	5,116,297
*PDI, Inc.	15,808	127,650
Pfizer, Inc.	3,173,204	57,815,777
*Regeneration Technologies, Inc.	19,587	52,493
*RehabCare Group, Inc.	14,558	357,544
*Skilled Healthcare Group, Inc.	18,080	194,179
*Solta Medical, Inc.	3,075	8,456
*SRI/Surgical Express, Inc.	2,127	12,422
*Sucampo Pharmaceuticals, Inc.	7,965	34,409
*Sun Healthcare Group, Inc.	8,903	111,243
*SunLink Health Systems, Inc.	1,750	3,202
*Symmetry Medical, Inc.	47,751	456,977
#Teleflex, Inc.	37,423	2,145,086
*Theragenics Corp.	21,383	35,282
*Thermo Fisher Scientific, Inc.	499,520	28,607,510
*TomoTherapy, Inc.	56,619	189,107
*TranS1, Inc.	6,997	24,140
*Triple-S Management Corp.	17,739	327,462
UnitedHealth Group, Inc.	133,703	5,488,508
Universal American Corp.	85,628	1,728,829
*Viropharma, Inc.	103,779	1,701,976
*Vital Images, Inc.	20,078	266,837
*WellCare Health Plans, Inc.	12,832	383,677
*WellPoint, Inc.	504,640	31,348,237
Young Innovations, Inc.	2,745	82,405

Total Health Care		228,422,264

Industrials — (13.5%)
*A.T. Cross Co	18,431	179,518
*AAR Corp.	28,200	755,478
Aceto Corp.	30,245	260,409
*Aecom Technology Corp.	1,543	45,164
Aircastle, Ltd.	54,200	575,604
Alamo Group, Inc.	22,951	595,578
*Alaska Air Group, Inc.	40,179	2,380,204
Albany International Corp.	5,009	112,953
Alexander & Baldwin, Inc.	66,838	2,681,541
*Allied Defense Group, Inc.	3,983	13,861
*Allied Motion Technologies, Inc.	162	1,416
*Amerco, Inc.	30,877	2,810,116

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Railcar Industries, Inc.	21,009	$398,541
*American Reprographics Co.	7,186	57,991
Ameron International Corp.	9,647	665,354
*AMREP Corp.	966	12,394
Apogee Enterprises, Inc.	31,887	407,835
Applied Industrial Technologies, Inc.	29,066	920,230
Arkansas Best Corp.	25,200	643,860
Armstrong World Industries, Inc.	82,188	3,337,655
#*Ascent Solar Technologies, Inc.	7,857	24,907
*Astec Industries, Inc.	4,900	147,490
*Atlas Air Worldwide Holdings, Inc.	37,246	1,892,469
*Avis Budget Group, Inc..	29,250	404,820
Barnes Group, Inc.	46,604	923,691
Barrett Business Services, Inc.	12,955	190,698
*BlueLinx Holdings, Inc.	19,832	71,990
Briggs & Stratton Corp.	39,300	784,821
*BTU International, Inc.	1,600	18,368
*CAI International, Inc.	12,599	239,885
Cascade Corp.	6,140	289,010
*Casella Waste Systems, Inc.	2,641	21,181
CDI Corp.	43,399	696,988
*CECO Environmental Corp.	6,883	38,201
*Celadon Group, Inc.	18,380	269,267
*Ceradyne, Inc.	26,425	936,238
*Champion Industries, Inc.	686	1,372
*Chart Industries, Inc.	3,000	108,960
Chicago Rivet & Machine Co.	700	13,314
Cintas Corp.	1,940	54,436
CIRCOR International, Inc.	1,740	70,279
*Columbus McKinnon Corp.	33,053	557,604
Comfort Systems USA, Inc.	5,239	66,692
CompX International, Inc.	500	6,800
*Consolidated Graphics, Inc.	19,625	982,231
Courier Corp.	7,144	101,266
Covanta Holding Corp.	19,377	327,859
*Covenant Transportation Group, Inc.	7,080	63,508
*CPI Aerostructures, Inc.	5,826	69,271
*CRA International, Inc.	3,081	74,807
CSX Corp.	422,710	29,843,326
Curtiss-Wright Corp.	2,002	69,469
Ducommun, Inc.	16,345	358,936
*Dycom Industries, Inc.	41,650	669,316
#*Eagle Bulk Shipping, Inc.	19,733	80,708
Eastern Co.	10,193	193,565
Eaton Corp.	105,095	11,346,056
Ecology & Environment, Inc. Class A	900	13,590
Encore Wire Corp.	19,066	427,936
*EnerSys	51,339	1,684,946
Ennis, Inc.	48,483	806,272
Espey Manufacturing & Electronics Corp.	1,864	40,300
*Esterline Technologies Corp.	44,968	3,200,822
#*Excel Maritime Carriers, Ltd.	39,214	177,639
Federal Signal Corp.	70,880	493,325
FedEx Corp.	127,513	11,516,974
*Flow International Corp.	23,633	88,624
*Franklin Covey Co.	4,194	32,839
*Frozen Food Express Industries	8,986	36,303
*FTI Consulting, Inc.	6,784	247,412
G & K Services, Inc. Class A	29,714	930,940
GATX Corp.	65,445	2,176,046
#*Genco Shipping & Trading, Ltd.	2,886	33,362

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gencor Industries, Inc.	8,766	$69,076
General Electric Co.	3,720,712	74,935,140
*GEO Group, Inc. (The)	12,872	305,967
#*Gibraltar Industries, Inc.	36,288	400,257
*GP Strategies Corp.	19,900	196,811
Granite Construction, Inc.	10,491	271,087
Great Lakes Dredge & Dock Corp.	79,907	664,027
*Greenbrier Cos., Inc.	20,647	488,714
*Griffon Corp.	74,563	867,913
#*H&E Equipment Services, Inc.	66,829	776,553
Hardinge, Inc.	20,151	176,321
*Herley Industries, Inc.	5,800	95,294
#*Hertz Global Holdings, Inc.	288,511	4,243,997
*Hill International, Inc.	10,153	65,995
#*Hoku Corp.	400	996
Horizon Lines, Inc.	64,300	318,285
*Hudson Highland Group, Inc.	25,892	142,924
*Hurco Cos., Inc.	8,210	208,780
*ICF International, Inc.	261	6,291
*Identive Group, Inc.	18,612	48,205
Insteel Industries, Inc.	8,901	101,649
*Interline Brands, Inc.	74,162	1,574,459
International Shipholding Corp.	9,397	235,489
Intersections, Inc.	34,178	336,995
#*JetBlue Airways Corp.	324,893	1,949,358
*Kadant, Inc.	6,383	135,064
*Kansas City Southern	61,464	3,071,971
*KAR Auction Services, Inc.	6,919	102,678
KBR, Inc.	52,550	1,686,855
*Kelly Services, Inc. Class A	44,445	874,455
Kennametal, Inc.	16,600	673,960
*Key Technology, Inc.	3,199	53,039
Kimball International, Inc. Class B	25,521	171,884
*Korn/Ferry International	12,556	293,810
L.S. Starrett Co. Class A	4,097	51,253
L-3 Communications Holdings, Inc.	98,670	7,720,928
Lawson Products, Inc.	10,838	253,284
*Layne Christensen Co.	20,333	642,116
*LGL Group, Inc.	400	8,804
*LMI Aerospace, Inc.	14,827	277,636
LSI Industries, Inc.	24,154	179,706
*Lydall, Inc.	14,201	113,608
*M&F Worldwide Corp.	24,164	583,077
Manpower, Inc.	33,874	2,187,244
Marten Transport, Ltd.	31,777	677,168
#Masco Corp.	21,520	286,646
McGrath Rentcorp.	14,876	375,470
*Metalico, Inc.	74,246	412,065
*MFRI, Inc.	8,800	95,832
Miller Industries, Inc.	20,010	305,353
#*Mobile Mini, Inc.	54,461	1,113,183
*Moog, Inc.	34,415	1,467,456
Mueller Industries, Inc.	27,487	898,825
Mueller Water Products, Inc.	136,335	545,340
Multi-Color Corp.	1,068	17,750
NACCO Industries, Inc. Class A	8,312	833,278
National Technical Systems, Inc.	15,600	117,624
*NIVS IntelliMedia Technology Group, Inc.	3,940	8,195
Norfolk Southern Corp.	545,229	33,362,563
Northrop Grumman Corp.	337,038	23,356,733
*Northwest Pipe Co.	8,785	192,128

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Ocean Power Technologies, Inc.	8,500	$46,240
*On Assignment, Inc.	57,765	456,344
*Owens Corning, Inc.	152,823	5,114,986
*P.A.M. Transportation Services, Inc.	20,090	231,839
*Park-Ohio Holdings Corp.	5,316	109,297
Pentair, Inc.	43,538	1,574,769
*PGT, Inc.	500	1,170
*Pike Electric Corp.	17,263	142,765
*Pinnacle Airlines Corp.	13,732	99,008
*Polypore International, Inc.	5,700	274,455
*Powell Industries, Inc.	1,081	40,981
*PowerSecure International, Inc.	12,573	92,034
Providence & Worcester Railroad Co.	1,200	21,852
R. R. Donnelley & Sons Co.	134,112	2,376,465
*RailAmerica, Inc.	6,514	81,230
*RCM Technologies, Inc.	19,013	86,889
#*Republic Airways Holdings, Inc.	48,800	313,296
Republic Services, Inc.	429,755	13,253,644
Robbins & Myers, Inc.	3,089	128,286
*Rush Enterprises, Inc. Class A	33,846	645,443
*Rush Enterprises, Inc. Class B	18,522	304,131
Ryder System, Inc.	89,844	4,319,700
*Saia, Inc.	17,104	244,758
Schawk, Inc.	46,244	843,491
*School Specialty, Inc.	23,822	310,877
Seaboard Corp.	2,034	4,072,068
*SFN Group, Inc.	47,178	456,683
SIFCO Industries, Inc.	6,623	107,359
SkyWest, Inc.	92,800	1,396,640
*SL Industries, Inc.	300	5,544
Southwest Airlines Co.	1,077,730	12,771,100
*Sparton Corp.	4,421	37,755
Standex International Corp.	24,902	830,482
Steelcase, Inc. Class A	93,910	959,760
*SunPower Corp. Class B	41,131	542,929
Superior Uniform Group, Inc.	8,978	94,449
*Supreme Industries, Inc.	1,365	4,436
*SYKES Enterprises, Inc.	8,401	163,651
*Sypris Solutions, Inc.	9,366	39,431
TAL International Group, Inc.	22,054	688,746
Technology Research Corp.	11,621	61,475
*Tecumseh Products Co. Class A	11,200	135,296
*Tecumseh Products Co. Class B	1,400	16,639
Timken Co.	73,772	3,468,759
#Titan International, Inc.	25,647	487,293
*Titan Machinery, Inc.	13,585	329,165
Todd Shipyards Corp.	8,732	194,200
*TRC Cos., Inc.	29,413	103,828
Tredegar Industries, Inc.	40,177	751,712
*TriMas Corp.	6,336	120,637
Trinity Industries, Inc.	93,807	2,616,277
#Triumph Group, Inc.	29,320	2,815,600
*Tufco Technologies, Inc.	1,000	3,240
Tutor Perini Corp.	40,371	916,825
Twin Disc, Inc.	10,658	347,131
Tyco International, Ltd.	387,129	17,354,993
*U.S. Home Systems, Inc.	4,314	20,233
*Ultralife Corp.	3,075	21,125
UniFirst Corp.	14,500	808,520
Union Pacific Corp.	629,770	59,595,135
*United Capital Corp.	300	8,280

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*United Rentals, Inc.	22,200	$591,630
Universal Forest Products, Inc.	31,800	1,167,060
*URS Corp.	86,998	3,867,061
*USA Truck, Inc.	15,305	183,660
*Valpey Fisher Corp.	1,464	4,992
*Versar, Inc.	6,026	20,609
Viad Corp.	27,199	639,992
Virco Manufacturing Corp.	12,601	38,433
*Vishay Precision Group, Inc.	9,257	171,717
*Volt Information Sciences, Inc.	35,368	242,978
Watts Water Technologies, Inc.	53,615	1,928,532
*WCA Waste Corp.	29,254	143,930
#*WESCO International, Inc.	38,022	2,131,133
*Willdan Group, Inc.	1,000	4,370
*Willis Lease Finance Corp.	7,300	96,433

Total Industrials		417,094,271

Information Technology — (5.2%)
Activision Blizzard, Inc.	982,162	11,088,609
*Adept Technology, Inc.	97	455
*Advanced Analogic Technologies, Inc.	32,742	130,313
*Agilysys, Inc.	12,799	73,338
*Amtech Systems, Inc.	10,600	271,466
*Anadigics, Inc.	400	2,732
*AOL, Inc.	87,692	2,062,516
*Arris Group, Inc.	108,150	1,349,712
*Arrow Electronics, Inc.	182,170	6,886,026
Astro-Med, Inc.	2,897	22,510
#*ATMI, Inc.	13,077	269,386
*Aviat Networks, Inc.	47,150	244,709
*Avid Technology, Inc.	47,121	784,565
*Avnet, Inc.	90,900	3,237,858
AVX Corp.	248,639	3,898,660
*Aware, Inc.	22,140	83,025
*AXT, Inc.	30,000	324,900
Bel Fuse, Inc. Class A	4,174	100,426
Bel Fuse, Inc. Class B	18,986	414,085
*Benchmark Electronics, Inc.	93,903	1,783,218
Black Box Corp.	27,128	954,634
*Brocade Communications Systems, Inc.	267,013	1,505,953
*Brooks Automation, Inc.	34,786	408,388
*Bsquare Corp.	5,200	45,708
*CACI International, Inc.	5,737	318,346
*Cascade Microtech, Inc.	24,071	148,037
*Checkpoint Systems, Inc.	23,800	491,946
*China Information Technology, Inc.	19,441	87,485
*Ciber, Inc.	67,400	307,344
*Cogo Group, Inc.	2,721	23,836
Cohu, Inc.	41,402	618,546
*Comarco, Inc.	9,299	3,162
Communications Systems, Inc.	12,753	190,530
Computer Sciences Corp.	225,553	12,019,719
Comtech Telecommunications Corp.	1,060	29,744
*Concurrent Computer Corp.	13,740	70,624
*Convergys Corp.	197,364	2,810,463
CoreLogic, Inc.	96,545	1,935,727
*CPI International, Inc.	19,865	385,381
*CSP, Inc.	2,414	9,439
CTS Corp.	32,260	365,828
*CyberOptics Corp.	9,134	87,138
*Datalink Corp.	5,600	35,840

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dataram Corp.	10,888	$24,716
DDi Corp.	30,020	338,175
*Digi International, Inc.	35,811	379,238
*DSP Group, Inc.	49,501	370,762
*Dynamics Research Corp.	16,586	223,413
Earthlink, Inc.	31,510	268,780
*EchoStar Corp.	4,800	130,800
*Edgewater Technology, Inc.	13,603	31,695
Electro Rent Corp.	42,586	628,569
#*Electro Scientific Industries, Inc.	38,559	642,779
*Electronics for Imaging, Inc.	73,756	1,104,865
*EMS Technologies, Inc.	15,031	275,518
#*Emulex Corp.	27,937	318,761
*EndWave Corp.	15,115	34,462
*Epicor Software Corp.	44,725	463,351
*ePlus, Inc.	6,954	179,691
*Euronet Worldwide, Inc.	25,379	464,182
*Exar Corp.	44,300	284,406
*Fairchild Semiconductor International, Inc.	144,238	2,567,436
Fidelity National Information Services, Inc.	10,293	313,216
*Frequency Electronics, Inc.	16,953	119,688
*Gerber Scientific, Inc.	48,089	366,919
*Globecomm Systems, Inc.	41,466	392,268
*GSI Technology, Inc.	7,977	73,388
*GTSI Corp.	8,203	38,554
*Hackett Group, Inc.	54,740	191,043
*Hutchinson Technology, Inc.	9,103	30,131
*Hypercom Corp.	35,833	320,347
*I.D. Systems, Inc.	13,298	57,713
*IAC/InterActiveCorp.	178,991	5,063,655
*Imation Corp.	34,398	347,420
*InfoSpace, Inc.	65,156	532,976
*Ingram Micro, Inc.	277,679	5,481,383
*Insight Enterprises, Inc.	23,362	325,199
*Integral Systems, Inc.	1,230	14,994
*Integrated Silicon Solution, Inc.	34,977	364,460
*Internap Network Services Corp.	35,546	259,130
*International Rectifier Corp.	80,500	2,578,415
*Interphase Corp.	4,460	8,786
*IntriCon Corp.	2,835	11,340
*INX, Inc.	500	3,600
*IXYS Corp.	11,657	132,074
*KEY Tronic Corp.	15,546	91,255
Keynote Systems, Inc.	18,330	319,492
*KVH Industries, Inc.	1,841	22,368
#*L-1 Identity Solutions, Inc.	111,378	1,328,740
*Lattice Semiconductor Corp.	122,801	765,050
*LoJack Corp.	2,101	13,341
*LookSmart, Ltd.	27,679	49,545
*Loral Space & Communications, Inc.	30,476	2,269,548
Marchex, Inc.	38,553	367,025
*Measurement Specialties, Inc.	6,983	188,122
*MEMC Electronic Materials, Inc.	193,847	2,149,763
*MEMSIC, Inc.	1,150	3,588
*Mentor Graphics Corp.	36,684	467,171
*Mercury Computer Systems, Inc.	4,566	86,206
Methode Electronics, Inc.	27,826	328,903
*Micron Technology, Inc.	557,108	5,871,918
*MKS Instruments, Inc.	61,200	1,757,052
*ModusLink Global Solutions, Inc.	68,955	422,694
*MoSys, Inc.	4,182	24,256

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Motorola Mobility Holdings, Inc.	203,101	$5,660,425
*Motorola Solutions, Inc.	232,115	8,999,099
*Nanometrics, Inc.	6,614	113,232
*Newport Corp.	8,439	148,104
*Novatel Wireless, Inc.	17,739	127,898
*OmniVision Technologies, Inc.	36,897	953,050
*Online Resources Corp.	7,238	48,639
*Oplink Communications, Inc.	23,684	586,890
*Opnext, Inc.	8,926	16,602
Optical Cable Corp.	9,195	56,090
*Orbcomm, Inc.	21,229	63,475
*PAR Technology Corp.	22,705	137,138
*PC Connection, Inc.	47,339	418,950
*PC Mall, Inc.	10,070	70,490
*PC-Tel, Inc.	46,980	340,605
*Perceptron, Inc.	4,904	26,334
*Performance Technologies, Inc.	24,815	42,682
*Pericom Semiconductor Corp.	38,062	381,762
*Pervasive Software, Inc.	35,664	197,579
*Photronics, Inc.	16,202	106,771
*Planar Systems, Inc.	11,933	30,787
*Presstek, Inc.	7,000	14,630
•*Price Communications Liquidation Trust	47,738	—
*Qualstar Corp.	12,400	23,932
*RadiSys Corp.	12,028	101,757
*RealNetworks, Inc.	141,526	532,138
*Reis, Inc.	16,361	112,073
Richardson Electronics, Ltd.	19,783	255,992
*Rudolph Technologies, Inc.	43,268	435,276
*S1 Corp.	58,134	374,383
*Sandisk Corp.	16,497	748,469
*SeaChange International, Inc.	30,686	254,080
Servidyne, Inc.	7,283	19,081
*Sigma Designs, Inc.	21,810	303,813
*Silicon Image, Inc.	29,804	204,455
*Skyworks Solutions, Inc.	33,004	1,048,537
*Smart Modular Technologies (WWH), Inc.	46,800	316,368
*Spectrum Control, Inc.	19,047	252,563
*Standard Microsystems Corp.	14,905	358,465
*StarTek, Inc.	29,848	164,164
#*SunPower Corp. Class A	580	7,795
*Support.com, Inc.	58,408	323,580
Sycamore Networks, Inc.	47,495	990,746
*Symmetricom, Inc.	86,446	536,830
*SYNNEX Corp.	60,100	2,006,739
*Tech Data Corp.	85,452	4,008,553
*TechTarget, Inc.	19,428	142,796
Tellabs, Inc.	223,051	1,182,170
Telular Corp.	24,670	173,430
Tessco Technologies, Inc.	11,399	131,316
TheStreet.com, Inc.	36,282	110,660
*Tier Technologies, Inc.	3,839	22,228
*Tollgrade Communications, Inc.	19,226	178,417
*Triquint Semiconductor, Inc.	57,628	758,384
*TSR, Inc.	650	3,218
*TTM Technologies, Inc.	66,931	1,064,203
United Online, Inc.	51,420	363,539
*UTStarcom, Inc.	154,209	323,839
*Vicon Industries, Inc.	5,787	27,778
*Video Display Corp.	600	2,280
*Virtusa Corp.	39,100	629,510

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vishay Intertechnology, Inc.	236,119	$3,895,964
*Web.com Group, Inc.	26,373	247,906
*Western Digital Corp.	73,400	2,497,068
*WPCS International, Inc.	9,161	24,460
Xerox Corp.	1,791,473	19,025,443
*Zoran Corp.	82,007	778,246
*Zygo Corp.	24,384	265,298

Total Information Technology		161,935,836

Materials — (3.3%)
A. Schulman, Inc.	25,754	549,848
*A.M. Castle & Co.	38,646	606,356
Alcoa, Inc.	1,145,369	18,978,764
*American Pacific Corp.	7,647	46,953
Ashland, Inc.	112,560	6,535,234
#Boise, Inc.	62,904	565,507
*Brush Engineered Materials, Inc.	17,890	625,792
Buckeye Technologies, Inc.	37,822	951,602
Cabot Corp.	46,280	2,001,610
*Century Aluminum Co.	15,500	230,485
*Coeur d’Alene Mines Corp.	133,765	3,127,426
Commercial Metals Co.	68,090	1,138,465
*Continental Materials Corp.	100	2,228
*Core Molding Technologies, Inc.	2,488	15,276
Cytec Industries, Inc.	64,700	3,528,738
#Domtar Corp.	27,117	2,384,398
Dow Chemical Co. (The)	296,553	10,521,700
Friedman Industries, Inc.	17,453	151,143
*Georgia Gulf Corp.	12,223	325,498
*Graphic Packaging Holding Co.	95,669	454,428
Haynes International, Inc.	4,293	209,155
*Headwaters, Inc.	40,417	212,593
#*Hecla Mining Co.	9,000	81,000
*Horsehead Holding Corp.	47,113	598,806
Innophos Holdings, Inc.	18,600	616,962
*Innospec, Inc.	2,400	48,288
International Paper Co.	493,615	14,255,601
Kaiser Aluminum Corp.	27,181	1,296,806
*KapStone Paper & Packaging Corp.	38,216	650,818
Kronos Worldwide, Inc.	3,219	141,089
*Landec Corp.	27,697	173,383
*Louisiana-Pacific Corp.	153,257	1,538,700
MeadWestavco Corp.	188,451	5,395,352
*Mercer International, Inc.	3,083	26,360
Minerals Technologies, Inc.	5,915	372,763
*Mod-Pac Corp.	1,501	7,400
Myers Industries, Inc.	65,520	598,853
Neenah Paper, Inc.	7,703	148,360
NL Industries, Inc.	51,662	689,688
*Northern Technologies International Corp.	3,035	45,828
Olympic Steel, Inc.	6,044	165,424
*OM Group, Inc.	42,299	1,530,378
P.H. Glatfelter Co.	54,200	652,026
*Penford Corp.	29,974	177,146
*PolyOne Corp.	117,993	1,551,608
Quaker Chemical Corp.	2,300	88,274
Reliance Steel & Aluminum Co.	94,901	4,962,373
*RTI International Metals, Inc.	50,032	1,445,424
Schnitzer Steel Industries, Inc. Class A	15,822	976,217
*Spartech Corp.	32,120	268,202
*Stillwater Mining Co.	2,109	45,723

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Synalloy Corp.	5,144	$61,985
Temple-Inland, Inc.	122,582	2,940,742
#Texas Industries, Inc.	44,894	1,783,639
*Universal Stainless & Alloy Products, Inc.	8,188	262,016
Wausau Paper Corp.	7,427	63,649
Westlake Chemical Corp.	105,000	4,065,600
Worthington Industries, Inc.	60,435	1,148,265
#*Zoltek Cos., Inc.	48,771	545,260

Total Materials		102,583,207

Other — (0.0%)
•*Concord Camera Corp. Escrow Shares	—	—
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54
•*Student Loan Corp. Escrow Shares	1,100	2,750

Total Other		2,804

Real Estate Investment Trusts — (0.0%)
Sabra Healthcare REIT, Inc.	8,903	165,685

Telecommunication Services — (4.9%)
AT&T, Inc.	4,065,906	111,893,733
CenturyLink, Inc.	243,028	10,508,531
#Frontier Communications Corp.	339,918	3,117,048
*General Communications, Inc. Class A	47,997	581,244
*MetroPCS Communications, Inc.	169,372	2,189,980
*Sprint Nextel Corp.	3,820,377	17,268,104
*SureWest Communications	11,148	122,182
Telephone & Data Systems, Inc.	80,200	2,867,150
Telephone & Data Systems, Inc. Special Shares	67,452	2,078,871
*United States Cellular Corp.	33,568	1,636,104
*Xeta Corp.	18,366	62,444

Total Telecommunication Services		152,325,391

Utilities — (1.2%)
*AES Corp.	462,299	5,732,508
*Calpine Corp.	434,531	6,200,757
*GenOn Energy, Inc.	705,984	2,922,774
Public Service Enterprise Group, Inc.	655,441	21,255,952
Questar Corp.	20,191	351,929
SJW Corp.	2,933	71,683
#Unitil Corp.	5,580	122,760

Total Utilities		36,658,363

TOTAL COMMON STOCKS		2,992,093,427

RIGHTS/WARRANTS — (0.0%)
•*Lantronix, Inc. Warrants	33	—

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	5,956,088	5,956,088

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (3.2%)
§@DFA Short Term Investment Fund	99,631,373	$99,631,373
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $787,246 FNMA 6.000%, 10/01/39, valued at $609,748) to be repurchased at $591,992	$592	591,988

TOTAL SECURITIES LENDING COLLATERAL		100,223,361

TOTAL INVESTMENTS — (100.0%) (Cost $2,547,443,337)##		$3,098,272,876

Summary of inputs used to value the Series’ investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$546,712,507	—	—	$546,712,507
Consumer Staples	207,077,076	—	—	207,077,076
Energy	511,944,342	—	—	511,944,342
Financials	627,171,681	—	—	627,171,681
Health Care	228,422,264	—	—	228,422,264
Industrials	417,094,271	—	—	417,094,271
Information Technology	161,935,836	—	—	161,935,836
Materials	102,583,207	—	—	102,583,207
Other	—	$2,804	—	2,804
Real Estate Investment Trusts	165,685	—	—	165,685
Telecommunication Services	152,325,391	—	—	152,325,391
Utilities	36,658,363	—	—	36,658,363
Rights/Warrants	—	—	—	—
Temporary Cash Investments	5,956,088	—	—	5,956,088
Securities Lending Collateral	—	100,223,361	—	100,223,361

TOTAL	$2,998,046,711	$100,226,165	—	$3,098,272,876

See accompanying Notes to Schedules of Investments.

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At January 31, 2011, the Trust consisted of twelve operational portfolios, of which four (the “Series”) are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Series did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:     The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2. Foreign Market Risks:     Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts:     The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the Series had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series	$7,568,729,062
The DFA International Value Series	6,497,985,806
The Emerging Markets Series	1,354,698,057
The Tax-Managed U.S. Marketwide Value Series	2,548,189,693

Other

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that the following subsequent event requires recognition or disclosure in the Schedules of Investments.

A class action complaint (the “Complaint”) has been filed in the bankruptcy case of the Tribune Company (the “Tribune”) in the United States Bankruptcy Court for the District of Delaware. The Complaint is against The U.S. Large Cap Value Series and all other Tribune shareholders as a group, which includes hundreds of mutual funds, institutional investors and others who sold shares of Tribune in 2007 when the Tribune became private in a leveraged buyout transaction (the “LBO Transaction”). The U.S. Large Cap Value Series, and all shareholders who participated in the LBO Transaction, received cash in the amount of $34 per share. The Complaint alleges that this transfer violated the rights of creditors and that the cash paid to shareholders in connection with the LBO Transaction should be paid back to the Tribune’s bankruptcy estate and used to pay creditors.

Litigation counsel to The U.S. Large Cap Value Series does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the lawsuit or quantify the potential ultimate exposure to The U.S. Large Cap Value Series. However, even if the plaintiff in the lawsuit were to obtain the recovery it seeks, the amount would be less than 1% of The U.S. Large Cap Value Series’ net asset value at this time. The U.S. Large Cap Value Series’ litigation counsel does not believe at this time that recovery of the full amount the plaintiff seeks is a likely outcome.

Since The U.S. Large Cap Value Series cannot predict with reasonable specificity what the actual outcome of the lawsuit may be or what the size of The U.S. Large Cap Value Series might be at the time the outcome of the lawsuit may be determined, no deduction from the net asset value of The U.S. Large Cap Value Series will be made at this time. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no deduction relating to the lawsuit. The attorneys’ fees and costs relating to the lawsuit will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date:  March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:  March 29, 2011

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:  March 29, 2011